JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 37.7%
Australia — 0.1%
Australia & New Zealand Banking Group Ltd.
(ICE LIBOR USD 3 Month + 0.49%), 0.70%, 11/21/2022(a)(b)		250	252
(USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026(a)(b)(c)(d)		10,853	12,728
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022(b)		1,290	1,327
5.13%, 5/15/2024(b)(e)		1,089	1,183
Macquarie Bank Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 0.65%, 11/24/2021(a)(b)		130	130
0.44%, 12/16/2022(b)		196	196
Mineral Resources Ltd.
8.13%, 5/1/2027(b)		450	499
Newcrest Finance Pty. Ltd.
3.25%, 5/13/2030(b)		430	474
4.20%, 5/13/2050(b)		275	327

			17,116

Austria — 0.0%(f)
ams AG
7.00%, 7/31/2025(b)		1,280	1,405

Azerbaijan — 0.0%(f)
Southern Gas Corridor CJSC
6.88%, 3/24/2026(g)		950	1,144
State Oil Co. of the Azerbaijan Republic
4.75%, 3/13/2023(g)		686	728
6.95%, 3/18/2030(g)		2,180	2,776

			4,648

Bahrain — 0.0%(f)
Oil and Gas Holding Co. BSCC (The)
7.50%, 10/25/2027(g)		1,150	1,305

Belarus — 0.0%(f)
Development Bank of the Republic of Belarus JSC
6.75%, 5/2/2024(b)		750	763

Belgium — 0.1%
Anheuser-Busch Cos. LLC
4.90%, 2/1/2046		1,760	2,205
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 4/15/2038		1,225	1,459
4.60%, 4/15/2048		1,685	2,047
4.50%, 6/1/2050		2,690	3,252
KBC Group NV
(EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024(a)(c)(d)(g)	EUR	1,200	1,545

			10,508

Brazil — 0.1%
Klabin Austria GmbH
7.00%, 4/3/2049(g)		1,150	1,436
MV24 Capital BV
6.75%, 6/1/2034(b)		643	700
Petrobras Global Finance BV
6.90%, 3/19/2049		1,030	1,234
6.85%, 6/5/2115		300	350
Suzano Austria GmbH
6.00%, 1/15/2029		900	1,077
7.00%, 3/16/2047(g)		220	291
Votorantim Cimentos International SA
7.25%, 4/5/2041(g)		440	598

			5,686

Canada — 1.4%
1011778 BC ULC
4.25%, 5/15/2024(b)		4,287	4,362
3.50%, 2/15/2029(b)		1,546	1,543
4.00%, 10/15/2030(b)		3,105	3,082
Advanz Pharma Corp. Ltd.
8.00%, 9/6/2024(e)		2,095	2,119
Alimentation Couche-Tard, Inc.
4.50%, 7/26/2047(b)		930	1,137
3.80%, 1/25/2050(b)(e)		135	151
ATS Automation Tooling Systems, Inc.
4.13%, 12/15/2028(b)		1,150	1,164
Bank of Nova Scotia (The)
(ICE LIBOR USD 3 Month + 2.65%), 4.65%, 10/12/2022(a)(c)(d)		1,551	1,565
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.90%, 6/4/2025(a)(c)(d)		2,323	2,495
Baytex Energy Corp.
8.75%, 4/1/2027(b)		2,925	2,304
Bell Canada, Inc.
4.30%, 7/29/2049		2,625	3,260
Bombardier, Inc.
6.00%, 10/15/2022(b)		1,868	1,854
Canadian Imperial Bank of Commerce
(SOFR + 0.40%), 0.44%, 12/14/2023(a)		99	99
Cenovus Energy, Inc.
5.38%, 7/15/2025		4,837	5,466
Clearwater Seafoods, Inc.
6.88%, 5/1/2025(b)		397	418
Emera US Finance LP
4.75%, 6/15/2046		370	458
Emera, Inc.
Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076(a)		24,712	28,851
Enbridge, Inc.
4.50%, 6/10/2044		340	391
Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 1/15/2077(a)		2,730	2,921
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078(a)		5,351	5,802

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080(a)	13,544	14,977
Gateway Casinos & Entertainment Ltd. 8.25%, 3/1/2024(b)	2,923	2,707
GFL Environmental, Inc.
4.25%, 6/1/2025(b)	2,345	2,421
3.75%, 8/1/2025(b)	1,688	1,722
4.00%, 8/1/2028(b)	1,947	1,928
MEG Energy Corp.
7.00%, 3/31/2024(b)	567	575
6.50%, 1/15/2025(b)	4,437	4,570
7.13%, 2/1/2027(b)	5,989	6,184
5.88%, 2/1/2029(b)	1,359	1,349
Methanex Corp. 5.25%, 12/15/2029	350	366
National Bank of Canada 2.15%, 10/7/2022(b)	250	257
NOVA Chemicals Corp.
4.88%, 6/1/2024(b)	5,040	5,166
5.00%, 5/1/2025(b)	3,340	3,453
5.25%, 6/1/2027(b)	4,811	4,968
Open Text Corp. 5.88%, 6/1/2026(b)	1,781	1,852
Precision Drilling Corp.
7.75%, 12/15/2023	1,540	1,534
5.25%, 11/15/2024	484	445
7.13%, 1/15/2026(b)	5,484	5,323
Quebecor Media, Inc. 5.75%, 1/15/2023	6,263	6,715
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025(b)	292	300
Rockpoint Gas Storage Canada Ltd. 7.00%, 3/31/2023(b)	500	492
Rogers Communications, Inc.
(ICE LIBOR USD 3 Month + 0.60%), 0.84%, 3/22/2022(a)	129	130
4.35%, 5/1/2049	2,080	2,564
3.70%, 11/15/2049	1,340	1,511
Royal Bank of Canada
(SOFR + 0.45%), 0.49%, 10/26/2023(a)	126	127
Seven Generations Energy Ltd. 5.38%, 9/30/2025(b)	450	457
Stars Group Holdings BV 7.00%, 7/15/2026(b)	3,931	4,123
TransAlta Corp. 4.50%, 11/15/2022	487	507
TransCanada PipeLines Ltd.
4.75%, 5/15/2038	1,135	1,388
5.10%, 3/15/2049(e)	895	1,161
Transcanada Trust
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076(a)	5,204	5,790
(ICE LIBOR USD 3 Month + 4.15%), 5.50%, 9/15/2079(a)	9,787	10,741
Videotron Ltd.
5.38%, 6/15/2024(b)	5,053	5,546
5.13%, 4/15/2027(b)	4,520	4,779

		175,570

Cayman Islands — 0.0%(f)
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034(b) 413		319
Global Aircraft Leasing Co. Ltd. 6.50% (PIK), 9/15/2024(b)(h)	5,171	4,483

		4,802

Chile — 0.0%(f)
Corp. Nacional del Cobre de Chile
4.88%, 11/4/2044(g)	400	499
3.70%, 1/30/2050(b)	1,400	1,489
Empresa Nacional del Petroleo 3.75%, 8/5/2026(g)	1,000	1,088

		3,076

Colombia — 0.0%(f)
Ecopetrol SA
5.88%, 9/18/2023	950	1,054
5.38%, 6/26/2026	1,160	1,316
7.38%, 9/18/2043	412	534
5.88%, 5/28/2045	730	830

		3,734

Costa Rica — 0.0%(f)
Instituto Costarricense de Electricidad 6.95%, 11/10/2021(g)	790	801

Finland — 0.1%
Nordea Bank Abp (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026(a)(b)(c)(d)	7,250	8,265

France — 0.8%
Altice France SA
7.38%, 5/1/2026(b)	14,428	15,091
8.13%, 2/1/2027(b)	4,609	5,081
BNP Paribas SA 2.95%, 5/23/2022(b)	226	234
BPCE SA 3.00%, 5/22/2022(b)(e)	250	259
Credit Agricole SA
3.38%, 1/10/2022(b)	250	257
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(a)(b)(c)(d)	18,075	21,825
2.81%, 1/11/2041(b)	550	542
Societe Generale SA
(USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021(a)(b)(c)(d)	14,603	14,986

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(USD Swap Semi 5 Year + 4.98%), 7.88%, 12/18/2023(a)(b)(c)(d)	1,680	1,845
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(a)(b)(c)(d)	19,644	23,085
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030(a)(b)(c)(d)	10,487	10,933
Total Capital International SA
2.99%, 6/29/2041	2,995	3,090
3.13%, 5/29/2050	950	980

		98,208

Germany — 0.1%
Bayer US Finance II LLC 4.88%, 6/25/2048(b)	2,740	3,495
Deutsche Telekom AG 3.63%, 1/21/2050(b)(e)	390	435
Deutsche Telekom International Finance BV 8.75%, 6/15/2030(i)	4,340	6,768
Vertical US Newco, Inc. 5.25%, 7/15/2027(b)	2,295	2,398
Volkswagen Group of America Finance LLC 0.75%, 11/23/2022(b)	200	201

		13,297

Guatemala — 0.0%(f)
Energuate Trust 5.88%, 5/3/2027(g)	1,147	1,214

India — 0.0%(f)
Reliance Industries Ltd. 5.40%, 2/14/2022(g)	830	866

Indonesia — 0.1%
Indonesia Asahan Aluminium Persero PT
5.71%, 11/15/2023(b)	990	1,098
6.53%, 11/15/2028(b)	2,380	2,964
6.76%, 11/15/2048(b)	250	333
6.76%, 11/15/2048(g)	200	267
Minejesa Capital BV 4.63%, 8/10/2030(b)	824	883
Pertamina Persero PT
4.30%, 5/20/2023(g)	260	278
3.10%, 1/22/2030(b)	450	476
6.00%, 5/3/2042(g)	880	1,119
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027(g)	680	750
6.25%, 1/25/2049(g)	810	1,068
4.88%, 7/17/2049(g)	500	562
4.00%, 6/30/2050(g)	270	275

		10,073

Ireland — 0.2%
AerCap Global Aviation Trust (ICE LIBOR USD 3 Month + 4.30%), 6.50%, 6/15/2045(a)(b)	7,463	7,762
AerCap Holdings NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.54%), 5.87%, 10/10/2079(a)	5,095	5,173
Avolon Holdings Funding Ltd.
5.25%, 5/15/2024(b)	3,725	4,059
4.38%, 5/1/2026(b)	1,765	1,911
Park Aerospace Holdings Ltd.
5.25%, 8/15/2022(b)	67	70
5.50%, 2/15/2024(b)	2	2

		18,977

Italy — 0.2%
Enel SpA (USD Swap Semi 5 Year + 5.88%), 8.75%, 9/24/2073(a)(b)	2,430	2,837
Telecom Italia Capital SA
6.38%, 11/15/2033	4,011	4,950
6.00%, 9/30/2034	4,901	5,866
7.72%, 6/4/2038	1,500	2,107
Telecom Italia SpA 5.30%, 5/30/2024(b)	3,510	3,814

		19,574

Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc. 3.22%, 3/7/2022	304	314
Mizuho Financial Group, Inc. 2.60%, 9/11/2022(e)	350	363
Nippon Life Insurance Co.
(USD ICE Swap Rate 5 Year + 3.65%), 5.10%, 10/16/2044(a)(b)	2,887	3,223
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 2.75%, 1/21/2051(a)(b)	3,620	3,594
Sumitomo Mitsui Financial Group, Inc. 2.78%, 7/12/2022	302	312
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/2021	200	205
3.03%, 7/9/2040	1,330	1,367
3.18%, 7/9/2050	940	963
3.38%, 7/9/2060(e)	2,330	2,461

		12,802

Kazakhstan — 0.1%
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042(g)	1,545	2,265
KazMunayGas National Co. JSC
4.75%, 4/24/2025(b)	550	625
4.75%, 4/19/2027(g)	500	579
5.75%, 4/19/2047(g)	1,380	1,775
6.38%, 10/24/2048(g)	1,040	1,439
Tengizchevroil Finance Co. International Ltd. 4.00%, 8/15/2026(g)	800	877

		7,560

Luxembourg — 0.5%
Altice Financing SA 7.50%, 5/15/2026(b)	10,355	10,860
Altice France Holding SA

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
10.50%, 5/15/2027(b)		8,469	9,496
6.00%, 2/15/2028(b)		1,845	1,858
INEOS Group Holdings SA 5.63%, 8/1/2024(b)(e)		9,470	9,638
Intelsat Jackson Holdings SA
5.50%, 8/1/2023(j)		10,554	7,335
8.00%, 2/15/2024(b)(i)(j)		8,800	9,020
8.50%, 10/15/2024(b)(j)		16,148	11,667
9.75%, 7/15/2025(b)(j)		1,585	1,149

			61,023

Mexico — 0.1%
Alfa SAB de CV 6.88%, 3/25/2044(b)		712	923
BBVA Bancomer SA 6.75%, 9/30/2022(g)		900	971
Petroleos Mexicanos
5.38%, 3/13/2022		2,850	2,930
6.88%, 8/4/2026		505	541
6.49%, 1/23/2027		247	255
5.35%, 2/12/2028		1,900	1,815
6.50%, 1/23/2029		420	417
5.63%, 1/23/2046		1,999	1,619
6.75%, 9/21/2047		850	741
6.35%, 2/12/2048		500	418
7.69%, 1/23/2050		1,402	1,323
6.95%, 1/28/2060		2,100	1,827

			13,780

Morocco — 0.0%(f)
OCP SA
5.63%, 4/25/2024(g)		1,080	1,188
6.88%, 4/25/2044(g)		1,030	1,341

			2,529

Netherlands — 0.2%
ABN AMRO Bank NV (ICE LIBOR USD 3 Month + 0.57%), 0.80%, 8/27/2021(a)(b)		700	702
Cooperatieve Rabobank UA (EUR Swap Annual 5 Year + 6.70%), 6.62%, 6/29/2021(a)(c)(d)(g)	EUR	2,000	2,488
ING Groep NV
3.15%, 3/29/2022(e)		244	252
(USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022(a)(c)(d)(g)		7,168	7,464
Nouryon Holding BV 8.00%, 10/1/2026(b)(e)		4,815	5,112
Shell International Finance BV
4.00%, 5/10/2046		1,390	1,651
3.25%, 4/6/2050		1,760	1,890
Trivium Packaging Finance BV
5.50%, 8/15/2026(b)(i)		2,741	2,890
8.50%, 8/15/2027(b)(i)		2,181	2,369

			24,818

Norway — 0.0%(f)
DNB Bank ASA (USD Swap Semi 5 Year + 5.08%), 6.50%, 3/26/2022(a)(c)(d)(g)		2,973	3,099

Panama — 0.0%(f)
AES Panama Generation Holdings SRL 4.38%, 5/31/2030(b)		960	1,029
Empresa de Transmision Electrica SA 5.13%, 5/2/2049(b)		580	712

			1,741

Peru — 0.0%(f)
Hudbay Minerals, Inc. 7.63%, 1/15/2025(b)		825	859
Nexa Resources SA 5.38%, 5/4/2027(g)		580	635
Petroleos del Peru SA
4.75%, 6/19/2032(b)		900	1,019
5.63%, 6/19/2047(g)		600	716
Southern Copper Corp. 5.88%, 4/23/2045		185	265

			3,494

Qatar — 0.0%(f)
ABQ Finance Ltd.
3.63%, 4/13/2021(g)		1,550	1,555
3.50%, 2/22/2022(g)		720	737

			2,292

Saudi Arabia — 0.0%(f)
Saudi Arabian Oil Co.
1.63%, 11/24/2025(b)(e)		200	204
2.25%, 11/24/2030(b)		397	397
3.25%, 11/24/2050(b)		350	342
3.50%, 11/24/2070(b)		1,104	1,068

			2,011

South Africa — 0.0%(f)
Eskom Holdings SOC Ltd.
6.75%, 8/6/2023(g)		430	449
7.13%, 2/11/2025(g)		650	691

			1,140

South Korea — 0.0%(f)
Heungkuk Life Insurance Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/9/2022(a)(c)(d)(g)		1,150	1,158

Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA
(EUR Swap Annual 5 Year + 9.18%), 8.88%, 4/14/2021(a)(c)(d)(g)	EUR	2,600	3,203
(EUR Swap Annual 5 Year + 6.04%), 6.00%, 3/29/2024(a)(c)(d)(g)	EUR	2,000	2,581
Banco Santander SA 3.49%, 5/28/2030		800	885
Telefonica Emisiones SA

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.90%, 3/6/2048	1,960	2,384

		9,053

Sweden — 0.0%(f)
Skandinaviska Enskilda Banken AB 3.05%, 3/25/2022(b)	366	377
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.69%), 6.25%, 3/1/2024(a)(c)(d)(g)	600	651

		1,028

Switzerland — 0.7%
Alcon Finance Corp. 2.60%, 5/27/2030(b)	1,140	1,204
Credit Suisse AG 1.00%, 5/5/2023	250	253
Credit Suisse Group AG
(USD Swap Semi 5 Year + 5.11%), 7.13%, 7/29/2022(a)(c)(d)(g)	6,820	7,221
(USD Swap Semi 5 Year + 4.60%), 7.50%, 7/17/2023(a)(b)(c)(d)	2,765	3,009
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(a)(b)(c)(d)	9,571	10,605
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024(a)(b)(c)(d)	10,195	11,151
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026(a)(b)(c)(d)	11,234	12,512
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027(a)(b)(c)(d)	6,696	7,081
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.55%), 4.50%, 9/3/2030(a)(b)(c)(d)	1,650	1,633
(SOFR + 3.73%), 4.19%, 4/1/2031(a)(b)	1,635	1,894
UBS AG 1.75%, 4/21/2022(b)(e)	330	336
UBS Group AG
(USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024(a)(b)(c)(d)	11,817	12,969
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(a)(c)(d)(g)	8,000	9,100
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025(a)(c)(d)(g)	4,765	5,361
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.86%), 5.13%, 7/29/2026(a)(c)(d)(g)	1,577	1,683

		86,012

Trinidad and Tobago — 0.0%(f)
Trinidad Petroleum Holdings Ltd. 9.75%, 6/15/2026(b)	1,565	1,787

Turkey — 0.0%(f)
Turkcell Iletisim Hizmetleri A/S 5.80%, 4/11/2028(g)	660	702

United Arab Emirates — 0.0%(f)
DAE Funding LLC 4.50%, 8/1/2022(b)	1,205	1,215
MDGH - GMTN BV 3.70%, 11/7/2049(g)	600	657
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025(b)	2,601	1,437
Telford Offshore Ltd. 12.00% (PIK), 12/31/2164(c)(d)(h)	1,384	49

		3,358

United Kingdom — 0.9%
Ashtead Capital, Inc.
4.13%, 8/15/2025(b)	2,645	2,721
4.38%, 8/15/2027(b)	500	527
AstraZeneca plc 2.13%, 8/6/2050(e)	5,895	5,200
BAE Systems plc 3.40%, 4/15/2030(b)	4,934	5,504
Barclays plc
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(a)(c)(d)	2,569	2,798
4.84%, 5/9/2028	1,277	1,457
(ICE LIBOR USD 3 Month + 3.05%), 5.09%, 6/20/2030(a)	1,190	1,399
BAT Capital Corp.
4.39%, 8/15/2037	2,085	2,302
4.76%, 9/6/2049	3,930	4,351
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025(a)(c)(d)	4,196	4,469
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030(a)(c)(d)	16,219	17,675
CK Hutchison International 16 Ltd. 1.88%, 10/3/2021(b)	330	332
CK Hutchison International 20 Ltd. 3.38%, 5/8/2050(b)	340	378
HSBC Holdings plc

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
(USD ICE Swap Rate 5 Year + 5.51%), 6.87%, 6/1/2021(a)(c)(d)		1,556	1,578
(EUR Swap Annual 5 Year + 5.34%), 6.00%, 9/29/2023(a)(c)(d)(g)	EUR	3,970	5,239
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025(a)(c)(d)		6,827	7,456
(USD ICE Swap Rate 5 Year + 3.61%), 6.50%, 3/23/2028(a)(c)(d)		8,180	9,231
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030(a)(c)(d)		2,520	2,555
(SOFR + 1.95%), 2.36%, 8/18/2031(a)		380	386
INEOS Quattro Finance 2 plc 3.38%, 1/15/2026(b)		850	853
Jaguar Land Rover Automotive plc 5.63%, 2/1/2023(b)		500	498
Lloyds Banking Group plc (ICE LIBOR USD 3 Month + 0.80%), 1.04%, 6/21/2021(a)		250	251
Nationwide Building Society
0.55%, 1/22/2024(b)		200	200
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.39%), 5.87%, 12/20/2024(a)(c)(d)(g)	GBP	200	299
Natwest Group plc
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021(a)(c)(d)		1,566	1,621
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025(a)(c)(d)		2,641	2,908
Reckitt Benckiser Treasury Services plc (ICE LIBOR USD 3 Month + 0.56%), 0.80%, 6/24/2022(a)(b)		252	254
Rolls-Royce plc 5.75%, 10/15/2027(b)		2,232	2,388
Standard Chartered plc (ICE LIBOR USD 3 Month + 1.15%), 1.37%, 1/20/2023(a)(b)		250	252
Virgin Media Secured Finance plc
5.50%, 8/15/2026(b)		2,545	2,656
5.50%, 5/15/2029(b)		6,525	7,002
Vodafone Group plc
5.00%, 5/30/2038		1,175	1,500
4.38%, 2/19/2043		3,355	4,018
5.25%, 5/30/2048		1,275	1,710
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079(a)		7,333	9,117

			111,085

United States — 31.8%
7-Eleven, Inc.
(ICE LIBOR USD 3 Month + 0.45%), 0.65%, 8/10/2022(a)(b)(k)		68	68
0.63%, 2/10/2023(b)(k)		40	40
2.80%, 2/10/2051(b)(k)		740	731
Abbott Laboratories 4.75%, 11/30/2036		4,230	5,689
AbbVie, Inc.
2.15%, 11/19/2021(e)		160	162
4.05%, 11/21/2039		1,310	1,536
4.45%, 5/14/2046		385	472
4.25%, 11/21/2049		4,360	5,293
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025(b)		450	499
Acadia Healthcare Co., Inc.
5.63%, 2/15/2023		1,836	1,841
6.50%, 3/1/2024		3,004	3,066
5.00%, 4/15/2029(b)		1,117	1,176
ACCO Brands Corp. 5.25%, 12/15/2024(b)		6,624	6,806
ACI Worldwide, Inc. 5.75%, 8/15/2026(b)		3,105	3,272
AdaptHealth LLC
6.13%, 8/1/2028(b)		450	484
4.63%, 8/1/2029(b)		1,128	1,152
Adient Global Holdings Ltd. 4.88%, 8/15/2026(b)(e)		1,876	1,899
Adient US LLC
9.00%, 4/15/2025(b)		1,155	1,292
7.00%, 5/15/2026(b)		8,125	8,842
ADT Security Corp. (The)
4.13%, 6/15/2023		1,398	1,465
4.88%, 7/15/2032(b)		5,428	5,874
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027(b)		159	167
AECOM
5.88%, 10/15/2024		346	385
5.13%, 3/15/2027		3,641	4,073
AEP Texas, Inc. Series H, 3.45%, 1/15/2050		815	886
Aetna, Inc. 3.88%, 8/15/2047		3,230	3,682
Ahern Rentals, Inc. 7.38%, 5/15/2023(b)		4,316	3,194
Air Lease Corp.
3.38%, 7/1/2025(e)		780	839
3.75%, 6/1/2026		1,275	1,402
Albertsons Cos., Inc.
3.50%, 2/15/2023(b)		2,005	2,059
5.75%, 3/15/2025(e)		698	722
3.25%, 3/15/2026(b)		3,540	3,567
7.50%, 3/15/2026(b)		2,170	2,392

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.63%, 1/15/2027(b)	7,060	7,404
5.88%, 2/15/2028(b)	3,316	3,576
3.50%, 3/15/2029(b)	6,608	6,525
4.88%, 2/15/2030(b)	2,850	3,046
Alcoa Nederland Holding BV
6.75%, 9/30/2024(b)	7,576	7,860
7.00%, 9/30/2026(b)	1,650	1,742
5.50%, 12/15/2027(b)	2,635	2,833
Allegheny Technologies, Inc. 5.88%, 12/1/2027(e)	1,861	1,954
Allied Universal Holdco LLC
6.63%, 7/15/2026(b)	1,996	2,138
9.75%, 7/15/2027(b)	907	987
Allison Transmission, Inc.
4.75%, 10/1/2027(b)	2,545	2,660
5.88%, 6/1/2029(b)	4,125	4,547
3.75%, 1/30/2031(b)	3,230	3,212
Allstate Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.94%), 5.75%, 8/15/2053(a)	5,429	5,861
Ally Financial, Inc.
4.63%, 5/19/2022(e)	4,061	4,271
5.13%, 9/30/2024	1,908	2,187
4.63%, 3/30/2025	6,278	7,135
5.75%, 11/20/2025	5,333	6,209
8.00%, 11/1/2031	2,055	2,984
Altria Group, Inc.
4.75%, 5/5/2021	124	126
3.88%, 9/16/2046	3,235	3,372
5.95%, 2/14/2049	215	291
4.45%, 5/6/2050	1,460	1,667
AMC Entertainment Holdings, Inc.
10.50%, 4/24/2026(b)	2,786	2,786
12.00% (PIK), 6/15/2026(b)(h)	7,744	5,530
AMC Networks, Inc.
5.00%, 4/1/2024	1,288	1,308
4.75%, 8/1/2025	831	856
American Airlines, Inc. 11.75%, 7/15/2025(b)	294	340
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025(e)	12,783	13,166
6.25%, 3/15/2026	8,893	9,093
6.50%, 4/1/2027(e)	4,642	4,856
6.88%, 7/1/2028(e)	1,272	1,337
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028(b)	4,195	4,326
American Express Co.
Series C, (ICE LIBOR USD 3 Month + 3.29%), 3.50%, 3/15/2021(a)(c)(d)	1,973	1,953
Series B, (ICE LIBOR USD 3 Month + 3.43%), 3.65%, 5/15/2021(a)(c)(d)	1,818	1,801
(ICE LIBOR USD 3 Month + 0.61%), 0.82%, 8/1/2022(a)	87	87
2.65%, 12/2/2022	159	166
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.61%), 0.84%, 9/9/2021(a)	99	100
0.40%, 10/21/2022	65	65
(ICE LIBOR USD 3 Month + 0.47%), 0.69%, 11/16/2022(a)	28	28
American International Group, Inc.
3.88%, 1/15/2035	2,256	2,639
Series A-9, (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048(a)	4,853	5,557
American Tower Corp.
REIT, 3.70%, 10/15/2049	625	686
REIT, 3.10%, 6/15/2050	5,310	5,274
American Woodmark Corp. 4.88%, 3/15/2026(b)	4,775	4,882
AmeriGas Partners LP
5.63%, 5/20/2024	515	567
5.50%, 5/20/2025	5,898	6,488
5.88%, 8/20/2026	2,714	3,114
5.75%, 5/20/2027	1,424	1,619
Amgen, Inc.
3.63%, 5/15/2022	239	247
3.15%, 2/21/2040(e)	805	853
3.38%, 2/21/2050	1,655	1,776
Amkor Technology, Inc. 6.63%, 9/15/2027(b)	3,941	4,291
AMN Healthcare, Inc. 4.63%, 10/1/2027(b)	450	467
Amsted Industries, Inc. 5.63%, 7/1/2027(b)	1,629	1,719
Analog Devices, Inc. 2.50%, 12/5/2021	95	97
Antero Midstream Partners LP
5.38%, 9/15/2024	2,975	2,967
7.88%, 5/15/2026(b)	3,324	3,557
5.75%, 3/1/2027(b)	490	489
5.75%, 1/15/2028(b)	1,990	1,990
Antero Resources Corp.
5.13%, 12/1/2022(e)	1,080	1,080
5.63%, 6/1/2023(e)	6,797	6,720
8.38%, 7/15/2026(b)	2,754	2,906
7.63%, 2/1/2029(b)	887	907
Anthem, Inc. 3.13%, 5/15/2050	1,370	1,435
Apache Corp.
4.63%, 11/15/2025(e)	737	755
4.88%, 11/15/2027	1,517	1,559
Aramark Services, Inc. 5.00%, 2/1/2028(b)	7,840	8,174
Arches Buyer, Inc.
4.25%, 6/1/2028(b)	1,780	1,778
6.13%, 12/1/2028(b)	634	650
Archrock Partners LP 6.88%, 4/1/2027(b)	472	495
Arconic Corp.
6.00%, 5/15/2025(b)(e)	2,269	2,440
6.13%, 2/15/2028(b)	2,360	2,531
Ardagh Packaging Finance plc

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
6.00%, 2/15/2025(b)		4,132	4,254
5.25%, 8/15/2027(b)		12,045	12,485
Asbury Automotive Group, Inc.
4.50%, 3/1/2028		412	423
4.75%, 3/1/2030		385	405
AT&T, Inc.
Series B, (EURIBOR ICE Swap Rate 5 Year + 3.14%), 2.88%, 3/2/2025(a)(c)(d)	EUR	700	847
3.50%, 6/1/2041		2,410	2,485
3.50%, 9/15/2053(b)		1,179	1,136
3.65%, 9/15/2059(b)		541	521
3.85%, 6/1/2060(e)		2,470	2,498
3.50%, 2/1/2061		1,475	1,401
Athene Global Funding 0.95%, 1/8/2024(b)(e)		133	133
AutoZone, Inc. 3.70%, 4/15/2022		160	165
Avantor Funding, Inc. 4.63%, 7/15/2028(b)		6,184	6,497
Avis Budget Car Rental LLC
6.38%, 4/1/2024(b)(e)		7,460	7,553
5.25%, 3/15/2025(b)		8,155	8,155
10.50%, 5/15/2025(b)(e)		4,025	4,741
5.75%, 7/15/2027(b)(e)		5,358	5,414
Axalta Coating Systems LLC
4.75%, 6/15/2027(b)		2,233	2,343
3.38%, 2/15/2029(b)		3,629	3,553
B&G Foods, Inc. 5.25%, 4/1/2025		10,104	10,377
Baker Hughes a GE Co. LLC 4.08%, 12/15/2047		1,610	1,793
Bank of America Corp.
Series U, (ICE LIBOR USD 3 Month + 3.14%), 5.20%, 6/1/2023(a)(c)(d)		8,299	8,633
Series JJ, (ICE LIBOR USD 3 Month + 3.29%), 5.13%, 6/20/2024(a)(c)(d)		3,589	3,786
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024(a)(c)(d)		10,841	11,999
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024(a)(c)(d)		7,182	8,175
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(a)(c)(d)		6,667	7,506
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(a)(c)(d)		1,250	1,407
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026(a)(c)(d)		19,910	23,245
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028(a)(c)(d)		18,929	20,954
(SOFR + 1.93%), 2.68%, 6/19/2041(a)		5,425	5,421
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051(a)		1,935	2,337
Bank of New York Mellon Corp. (The)
Series E, (ICE LIBOR USD 3 Month + 3.42%), 3.66%, 3/20/2021(a)(c)(d)		2,111	2,098
Series D, (ICE LIBOR USD 3 Month + 2.46%), 4.50%, 6/20/2023(a)(c)(d)		6,160	6,237
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.70%, 9/20/2025(a)(c)(d)		2,095	2,294
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 3.70%, 3/20/2026(a)(c)(d)		2,910	2,990
Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026(a)(c)(d)		12,308	13,015
Bausch Health Americas, Inc.
9.25%, 4/1/2026(b)		4,876	5,412
8.50%, 1/31/2027(b)		5,791	6,413
Bausch Health Cos., Inc.
7.00%, 3/15/2024(b)		12,827	13,112
6.13%, 4/15/2025(b)		21,707	22,240
5.50%, 11/1/2025(b)		10,586	10,900
9.00%, 12/15/2025(b)		23,732	26,051
5.75%, 8/15/2027(b)		965	1,039
7.00%, 1/15/2028(b)		3,489	3,776
5.00%, 1/30/2028(b)		2,065	2,127
5.00%, 2/15/2029(b)		4,668	4,778
7.25%, 5/30/2029(b)		1,679	1,870
5.25%, 1/30/2030(b)		3,476	3,589
5.25%, 2/15/2031(b)		3,262	3,355
Baxter International, Inc. 3.50%, 8/15/2046(e)		1,385	1,531
Bed Bath & Beyond, Inc.
3.75%, 8/1/2024(e)		400	405
4.92%, 8/1/2034		100	96
Berry Global, Inc.
5.13%, 7/15/2023(e)		652	666
4.88%, 7/15/2026(b)(e)		6,914	7,401
Big River Steel LLC 6.63%, 1/31/2029(b)		2,088	2,242
Biogen, Inc.
3.63%, 9/15/2022		179	188
3.15%, 5/1/2050		3,865	3,858
Black Knight InfoServ LLC 3.63%, 9/1/2028(b)		2,342	2,370
Blue Racer Midstream LLC
7.63%, 12/15/2025(b)		1,522	1,610
6.63%, 7/15/2026(b)		1,510	1,510
Boise Cascade Co. 4.88%, 7/1/2030(b)		487	529

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028(b)	1,882	1,938
Boston Scientific Corp. 4.55%, 3/1/2039(e)	1,160	1,445
Boyd Gaming Corp.
6.38%, 4/1/2026	1,760	1,825
6.00%, 8/15/2026	3,419	3,535
Boyne USA, Inc. 7.25%, 5/1/2025(b)	6,057	6,314
BP Capital Markets America, Inc.
3.25%, 5/6/2022	195	202
3.00%, 2/24/2050	1,465	1,426
2.77%, 11/10/2050	2,445	2,274
2.94%, 6/4/2051	1,140	1,100
Brink’s Co. (The)
5.50%, 7/15/2025(b)	1,890	2,008
4.63%, 10/15/2027(b)	5,525	5,747
Broadcom, Inc.
4.15%, 11/15/2030	1,670	1,892
4.30%, 11/15/2032	1,390	1,605
3.50%, 2/15/2041(b)	761	767
3.75%, 2/15/2051(b)	1,126	1,151
Buckeye Partners LP
4.13%, 3/1/2025(b)	3,620	3,670
3.95%, 12/1/2026	200	201
4.13%, 12/1/2027	2,947	3,015
4.50%, 3/1/2028(b)	3,620	3,739
Builders FirstSource, Inc. 5.00%, 3/1/2030(b)	2,130	2,276
Burlington Coat Factory Warehouse Corp. 6.25%, 4/15/2025(b)	450	482
BWX Technologies, Inc.
5.38%, 7/15/2026(b)	3,360	3,475
4.13%, 6/30/2028(b)	1,453	1,518
BY Crown Parent LLC 4.25%, 1/31/2026(b)	1,406	1,441
Cable One, Inc. 4.00%, 11/15/2030(b)	450	462
Caesars Resort Collection LLC 5.25%, 10/15/2025(b)	985	980
California Resources Corp. 7.13%, 2/1/2026(b)	3,542	3,511
Callon Petroleum Co. 6.25%, 4/15/2023	2,653	1,970
Calpine Corp.
5.25%, 6/1/2026(b)	4,138	4,269
4.63%, 2/1/2029(b)	1,122	1,133
5.00%, 2/1/2031(b)	1,502	1,543
Capital One Financial Corp. (ICE LIBOR USD 3 Month + 0.95%), 1.18%, 3/9/2022(a)	250	252
Cardinal Health, Inc. 2.62%, 6/15/2022(e)	123	126
Carnival Corp.
11.50%, 4/1/2023(b)	1,228	1,393
10.50%, 2/1/2026(b)	742	861
Carpenter Technology Corp. 6.38%, 7/15/2028	1,466	1,603
Catalent Pharma Solutions, Inc.
4.88%, 1/15/2026(b)	2,188	2,234
5.00%, 7/15/2027(b)	2,038	2,148
Caterpillar Financial Services Corp. (ICE LIBOR USD 3 Month + 0.28%), 0.51%, 9/7/2021(a)	308	309
CCO Holdings LLC
5.75%, 2/15/2026(b)	20,736	21,395
5.50%, 5/1/2026(b)	17,215	17,830
5.13%, 5/1/2027(b)	29,913	31,452
5.00%, 2/1/2028(b)	3,049	3,203
5.38%, 6/1/2029(b)	1,758	1,907
4.75%, 3/1/2030(b)	11,296	12,016
4.25%, 2/1/2031(b)	10,261	10,515
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025(b)	4,444	4,766
CDK Global, Inc.
5.88%, 6/15/2026	1,115	1,163
5.25%, 5/15/2029(b)	7,151	7,750
CDW LLC
5.50%, 12/1/2024	635	700
4.25%, 4/1/2028	7,836	8,170
3.25%, 2/15/2029	1,372	1,380
Cedar Fair LP
5.50%, 5/1/2025(b)	1,455	1,512
5.38%, 4/15/2027	160	161
5.25%, 7/15/2029	1,395	1,396
Centene Corp.
4.75%, 1/15/2025	1,626	1,668
5.38%, 6/1/2026(b)	2,389	2,499
4.25%, 12/15/2027	10,622	11,237
4.63%, 12/15/2029	16,770	18,593
3.38%, 2/15/2030	5,040	5,279
CenterPoint Energy, Inc.
3.60%, 11/1/2021	123	126
Series A, (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023(a)(c)(d)	5,558	5,840
Central Garden & Pet Co.
5.13%, 2/1/2028	4,900	5,170
4.13%, 10/15/2030	2,059	2,152
Charles Schwab Corp. (The)
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.38%, 6/1/2025(a)(c)(d)	6,566	7,277
Series F, (ICE LIBOR USD 3 Month + 2.58%), 5.00%, 12/1/2027(a)(c)(d)	13,993	14,903
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030(a)(c)(d)	14,012	14,432
Chemours Co. (The)
7.00%, 5/15/2025(e)	7,650	7,908
5.75%, 11/15/2028(b)	1,557	1,612
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025(e)	2,960	3,429

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cheniere Energy Partners LP
5.25%, 10/1/2025	5,168	5,304
5.63%, 10/1/2026	1,278	1,330
4.50%, 10/1/2029	4,325	4,649
Cheniere Energy, Inc. 4.63%, 10/15/2028(b)	7,790	8,150
Chesapeake Energy Corp. 11.50%, 1/1/2025(b)(j)	3,508	1,041
Chevron Corp. 2.98%, 5/11/2040	480	513
Chevron USA, Inc. 2.34%, 8/12/2050	825	752
Cincinnati Bell, Inc.
7.00%, 7/15/2024(b)	5,756	5,972
8.00%, 10/15/2025(b)	2,625	2,809
Cinemark USA, Inc.
4.88%, 6/1/2023	5,466	5,254
8.75%, 5/1/2025(b)	1,000	1,074
CIT Group, Inc.
4.75%, 2/16/2024	1,001	1,096
5.25%, 3/7/2025	4,078	4,676
6.13%, 3/9/2028	1,838	2,284
Citigroup, Inc.
Series R, (ICE LIBOR USD 3 Month + 4.48%), 4.70%, 5/15/2021(a)(c)(d)	1,151	1,155
2.75%, 4/25/2022(e)	307	315
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023(a)(c)(d)	15,818	16,656
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023(a)(c)(d)	4,043	4,216
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024(a)(c)(d)	20,542	21,962
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024(a)(c)(d)	18,810	19,504
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025(a)(c)(d)	17,009	17,392
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(a)(c)(d)(e)	12,483	13,560
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025(a)(c)(d)	13,739	13,928
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(a)(c)(d)(e)	9,744	11,166
(SOFR + 2.11%), 2.57%, 6/3/2031(a)	1,430	1,490
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039(a)(e)	715	823
(SOFR + 4.55%), 5.32%, 3/26/2041(a)	2,990	4,091
(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 4/24/2048(a)	442	554
Citizens Financial Group, Inc.
Series A, (ICE LIBOR USD 3 Month + 3.96%), 4.20%, 4/6/2021(a)(c)(d)	3,172	3,168
Series B, (ICE LIBOR USD 3 Month + 3.00%), 6.00%, 7/6/2023(a)(c)(d)	3,001	3,106
Series C, (ICE LIBOR USD 3 Month + 3.16%), 6.37%, 4/6/2024(a)(c)(d)	4,829	5,071
Clarios Global LP
6.75%, 5/15/2025(b)	1,323	1,409
6.25%, 5/15/2026(b)	4,076	4,338
Clean Harbors, Inc. 4.88%, 7/15/2027(b)	785	827
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	20,436	21,257
5.13%, 8/15/2027(b)(e)	7,188	7,341
Clearway Energy Operating LLC
5.75%, 10/15/2025	20	21
5.00%, 9/15/2026	2,612	2,710
Cleveland Electric Illuminating Co. (The) 4.55%, 11/15/2030(b)	1,390	1,586
Cleveland-Cliffs, Inc. 9.88%, 10/17/2025(b)	400	470
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050(a)	3,130	3,554
CNX Resources Corp. 6.00%, 1/15/2029(b)	2,233	2,308
Cogent Communications Group, Inc. 5.38%, 3/1/2022(b)	3,480	3,564
Colfax Corp.
6.00%, 2/15/2024(b)	2,616	2,701
6.38%, 2/15/2026(b)	483	518
Comcast Corp.
3.20%, 7/15/2036	2,950	3,261
3.75%, 4/1/2040	1,610	1,875
2.80%, 1/15/2051	455	453
4.05%, 11/1/2052	990	1,208
Commercial Metals Co.
4.88%, 5/15/2023	627	660
5.38%, 7/15/2027	1,415	1,496
CommScope Technologies LLC
6.00%, 6/15/2025(b)	7,185	7,337
5.00%, 3/15/2027(b)	2,405	2,384
CommScope, Inc. 5.50%, 3/1/2024(b)	1,923	1,973
6.00%, 3/1/2026(b)	9,090	9,624
8.25%, 3/1/2027(b)	10,160	10,942
Community Health Systems, Inc.
8.63%, 1/15/2024(b)	7,722	8,062
6.63%, 2/15/2025(b)	200	211
8.00%, 3/15/2026(b)	948	1,019
5.63%, 3/15/2027(b)	3,918	4,114

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
8.00%, 12/15/2027(b)	150	163
6.00%, 1/15/2029(b)(e)	1,959	2,081
4.75%, 2/15/2031(b)(k)	3,315	3,315
Comstock Resources, Inc.
7.50%, 5/15/2025(b)	3,730	3,814
9.75%, 8/15/2026	666	709
Consolidated Edison, Inc. 2.00%, 5/15/2021	75	75
Constellation Brands, Inc.
4.50%, 5/9/2047	1,125	1,400
5.25%, 11/15/2048	1,610	2,212
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(b)(e)	2,652	2,440
Constellium SE
5.75%, 5/15/2024(b)	466	473
6.63%, 3/1/2025(b)	1,650	1,678
Continental Resources, Inc. 5.75%, 1/15/2031(b)(e)	6,221	6,734
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024(b)	3,445	3,996
5.63%, 11/15/2026(b)	6,858	6,243
CoreCivic, Inc.
5.00%, 10/15/2022	430	411
4.63%, 5/1/2023(e)	4,230	3,980
Corning, Inc. 5.35%, 11/15/2048	260	356
Coty, Inc. 6.50%, 4/15/2026(b)	2,005	1,910
Cox Communications, Inc.
4.80%, 2/1/2035(b)	553	687
2.95%, 10/1/2050(b)(e)	1,145	1,129
Crestwood Midstream Partners LP
5.75%, 4/1/2025(e)	5,719	5,662
5.63%, 5/1/2027(b)	2,445	2,354
Crown Americas LLC 4.75%, 2/1/2026	681	707
Crown Castle International Corp.
REIT, 4.15%, 7/1/2050	3,125	3,632
REIT, 3.25%, 1/15/2051	810	825
CSC Holdings LLC
6.75%, 11/15/2021	2,089	2,164
5.88%, 9/15/2022	1,585	1,670
5.25%, 6/1/2024	1,349	1,452
5.50%, 5/15/2026(b)	6,208	6,439
5.50%, 4/15/2027(b)	5,420	5,716
5.38%, 2/1/2028(b)	2,010	2,132
7.50%, 4/1/2028(b)	2,260	2,506
6.50%, 2/1/2029(b)	5,444	6,058
CSX Corp. 4.75%, 11/15/2048	1,678	2,226
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026(b)	490	497
Curo Group Holdings Corp. 8.25%, 9/1/2025(b)	5,322	5,216
CVR Energy, Inc. 5.25%, 2/15/2025(b)	550	539
CVR Partners LP 9.25%, 6/15/2023(b)	13,017	13,230
CVS Health Corp.
3.50%, 7/20/2022	120	125
4.78%, 3/25/2038	1,225	1,515
4.13%, 4/1/2040	790	919
2.70%, 8/21/2040	1,895	1,852
5.30%, 12/5/2043	2,075	2,733
5.05%, 3/25/2048	1,090	1,427
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(b)	6,145	6,391
Dana, Inc.
5.38%, 11/15/2027	895	942
5.63%, 6/15/2028	304	324
Darling Ingredients, Inc. 5.25%, 4/15/2027(b)	4,001	4,231
Dave & Buster’s, Inc. 7.63%, 11/1/2025(b)(e)	214	225
DaVita, Inc. 3.75%, 2/15/2031(b)	6,566	6,513
DCP Midstream Operating LP
3.88%, 3/15/2023	2,613	2,685
5.38%, 7/15/2025	1,919	2,053
5.63%, 7/15/2027	2,481	2,704
6.75%, 9/15/2037(b)	1,740	1,932
5.60%, 4/1/2044	525	549
Delek Logistics Partners LP 6.75%, 5/15/2025(e)	3,673	3,618
Dell International LLC
5.88%, 6/15/2021(b)	939	941
7.13%, 6/15/2024(b)	1,465	1,521
6.02%, 6/15/2026(b)	4,575	5,523
4.90%, 10/1/2026(b)	625	730
6.10%, 7/15/2027(b)	680	842
6.20%, 7/15/2030(b)	680	869
Delta Air Lines, Inc.
3.63%, 3/15/2022	400	407
2.90%, 10/28/2024	100	98
4.50%, 10/20/2025(b)	3,465	3,703
4.75%, 10/20/2028(b)	4,851	5,376
DH Europe Finance II SARL 3.25%, 11/15/2039	1,730	1,896
Diamond Sports Group LLC 5.38%, 8/15/2026(b)	5,578	4,504
Diebold Nixdorf, Inc. 9.38%, 7/15/2025(b)	450	498
Discovery Communications LLC
5.20%, 9/20/2047	385	489
5.30%, 5/15/2049	1,140	1,466
4.65%, 5/15/2050	1,380	1,660
DISH DBS Corp.
6.75%, 6/1/2021	8,412	8,541
5.88%, 7/15/2022	2,197	2,285
5.00%, 3/15/2023	12,079	12,442
5.88%, 11/15/2024	30,567	31,675
7.75%, 7/1/2026	12,861	13,953
Dole Food Co., Inc. 7.25%, 6/15/2025(b)	3,818	3,942
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.65%, 12/15/2024(a)(c)(d)	3,636	3,827

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 3.06%), 5.75%, 10/1/2054(a)	2,201	2,408
Donnelley Financial Solutions, Inc. 8.25%, 10/15/2024	450	470
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(b)	4,931	5,023
DTE Energy Co. 2.25%, 11/1/2022	122	126
Duke Energy Corp.
3.05%, 8/15/2022	84	87
3.75%, 9/1/2046	1,370	1,510
3.95%, 8/15/2047	1,360	1,546
Duke Energy Progress LLC
Series A, (ICE LIBOR USD 3 Month + 0.18%), 0.40%, 2/18/2022(a)	39	39
4.10%, 3/15/2043	895	1,073
Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026(b)	1,550	1,658
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027(b)	114	128
Edgewell Personal Care Co. 5.50%, 6/1/2028(b)	1,815	1,942
Elanco Animal Health, Inc. 5.90%, 8/28/2028(i)	400	478
Element Solutions, Inc. 3.88%, 9/1/2028(b)	1,173	1,181
Embarq Corp. 8.00%, 6/1/2036	9,098	11,148
EMC Corp. 3.38%, 6/1/2023	668	694
Emergent BioSolutions, Inc. 3.88%, 8/15/2028(b)	551	566
Encompass Health Corp.
5.75%, 9/15/2025	4,690	4,837
4.50%, 2/1/2028	4,340	4,519
4.63%, 4/1/2031	1,161	1,233
Endeavor Energy Resources LP 6.63%, 7/15/2025(b)	1,197	1,279
Endo Dac
5.88%, 10/15/2024(b)	925	934
9.50%, 7/31/2027(b)	3,857	4,407
6.00%, 6/30/2028(b)	5,029	4,213
Energizer Holdings, Inc.
4.75%, 6/15/2028(b)	2,772	2,889
4.38%, 3/31/2029(b)	2,516	2,573
Energy Transfer Operating LP
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028(a)(c)(d)	8,894	7,604
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030(a)(c)(d)	4,455	4,186
EnerSys 4.38%, 12/15/2027(b)	100	106
EnLink Midstream LLC 5.38%, 6/1/2029	803	767
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(a)(c)(d)	2,797	1,538
4.40%, 4/1/2024	4,495	4,450
4.15%, 6/1/2025	1,600	1,556
4.85%, 7/15/2026	2,940	2,855
5.60%, 4/1/2044	522	419
5.45%, 6/1/2047	213	171
Enova International, Inc. 8.50%, 9/15/2025(b)	500	487
EnPro Industries, Inc. 5.75%, 10/15/2026	2,337	2,483
Entegris, Inc.
4.63%, 2/10/2026(b)	7,946	8,229
4.38%, 4/15/2028(b)	450	475
Entercom Media Corp.
7.25%, 11/1/2024(b)(e)	4,240	4,317
6.50%, 5/1/2027(b)(e)	3,564	3,653
Entergy Texas, Inc. 3.55%, 9/30/2049	1,435	1,602
Enterprise Development Authority (The) 12.00%, 7/15/2024(b)	3,904	4,392
Enterprise Products Operating LLC
4.80%, 2/1/2049	870	1,067
4.20%, 1/31/2050	1,415	1,585
3.70%, 1/31/2051	565	592
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077(a)	4,380	4,391
Envision Healthcare Corp. 8.75%, 10/15/2026(b)	7,419	5,005
Enviva Partners LP 6.50%, 1/15/2026(b)	214	225
EOG Resources, Inc. 5.10%, 1/15/2036(e)	865	1,084
EQM Midstream Partners LP
6.00%, 7/1/2025(b)	1,770	1,852
6.50%, 7/1/2027(b)	1,170	1,253
4.50%, 1/15/2029(b)	3,351	3,234
4.75%, 1/15/2031(b)	3,351	3,235
EQT Corp.
5.00%, 1/15/2029	1,550	1,685
8.75%, 2/1/2030(i)	1,165	1,486
Equitable Holdings, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 4.95%, 9/15/2025(a)(c)(d)	786	840
ESH Hospitality, Inc.
REIT, 5.25%, 5/1/2025(b)	4,674	4,767
REIT, 4.63%, 10/1/2027(b)	2,343	2,396
Essex Portfolio LP REIT, 2.65%, 9/1/2050	990	905
Evergy, Inc. 2.90%, 9/15/2029	2,660	2,873

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Eversource Energy Series K, 2.75%, 3/15/2022	122	125
Exela Intermediate LLC 10.00%, 7/15/2023(b)	6,862	2,230
Exelon Generation Co. LLC 3.40%, 3/15/2022	121	125
Expedia Group, Inc. 7.00%, 5/1/2025(b)	859	941
Exxon Mobil Corp.
4.33%, 3/19/2050	950	1,170
3.45%, 4/15/2051	2,305	2,507
Fifth Third Bancorp 3.50%, 3/15/2022(e)	182	188
FirstCash, Inc. 4.63%, 9/1/2028(b)	450	466
FirstEnergy Corp. Series C, 3.40%, 3/1/2050	100	94
FirstEnergy Transmission LLC 4.55%, 4/1/2049(b)	1,289	1,457
Ford Motor Co.
8.50%, 4/21/2023	3,269	3,663
9.00%, 4/22/2025	3,539	4,313
9.63%, 4/22/2030(e)	2,615	3,706
Ford Motor Credit Co. LLC
3.47%, 4/5/2021	1,205	1,207
2.98%, 8/3/2022	1,180	1,193
3.37%, 11/17/2023	4,109	4,181
4.06%, 11/1/2024	6,575	6,846
4.69%, 6/9/2025	6,845	7,290
5.13%, 6/16/2025	3,275	3,557
4.13%, 8/4/2025	786	825
3.38%, 11/13/2025	4,770	4,848
4.39%, 1/8/2026	6,665	7,090
4.54%, 8/1/2026	1,725	1,846
4.27%, 1/9/2027	8,696	9,163
4.13%, 8/17/2027	5,525	5,815
4.00%, 11/13/2030	5,909	6,057
Forterra Finance LLC 6.50%, 7/15/2025(b)	1,465	1,560
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022(b)	256	256
Fox Corp.
3.67%, 1/25/2022(e)	123	127
5.58%, 1/25/2049(e)	500	692
Freeport-McMoRan, Inc.
5.00%, 9/1/2027	1,000	1,065
4.13%, 3/1/2028	5,265	5,538
4.38%, 8/1/2028	3,530	3,740
5.40%, 11/14/2034	375	466
Frontier Communications Corp.
7.63%, 4/15/2024(j)	882	445
6.88%, 1/15/2025(j)	9,178	4,635
11.00%, 9/15/2025(j)	6,729	3,550
5.88%, 10/15/2027(b)	3,478	3,738
5.00%, 5/1/2028(b)	8,030	8,326
6.75%, 5/1/2029(b)	820	861
GameStop Corp. 10.00%, 3/15/2023(b)	450	470
Gap, Inc. (The)
8.38%, 5/15/2023(b)(e)	4,990	5,742
8.63%, 5/15/2025(b)	450	504
8.88%, 5/15/2027(b)	1,320	1,541
Gartner, Inc.
4.50%, 7/1/2028(b)	410	432
3.75%, 10/1/2030(b)	925	951
Gates Global LLC 6.25%, 1/15/2026(b)	450	472
GCI LLC 4.75%, 10/15/2028(b)	5,865	6,112
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(b)	6,630	6,763
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	1,045	1,223
General Dynamics Corp. (ICE LIBOR USD 3 Month + 0.38%), 0.59%, 5/11/2021(a)	30	30
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%), 3.55%, 3/15/2021(a)(c)(d)	34,114	32,222
General Mills, Inc. 3.15%, 12/15/2021	122	124
General Motors Co.
6.13%, 10/1/2025	1,425	1,716
6.80%, 10/1/2027(e)	717	922
General Motors Financial Co., Inc. 2.35%, 1/8/2031	1,195	1,186
Genesis Energy LP
6.50%, 10/1/2025	180	166
6.25%, 5/15/2026	1,933	1,733
8.00%, 1/15/2027	1,518	1,443
7.75%, 2/1/2028	3,721	3,451
Genworth Holdings, Inc. 4.90%, 8/15/2023	500	469
GEO Group, Inc. (The)
REIT, 5.88%, 1/15/2022	4,035	3,813
REIT, 5.88%, 10/15/2024	2,215	1,672
Gilead Sciences, Inc.
(ICE LIBOR USD 3 Month + 0.15%), 0.38%, 9/17/2021(a)	46	46
1.95%, 3/1/2022	111	113
2.60%, 10/1/2040	1,150	1,127
4.15%, 3/1/2047	1,390	1,661
2.80%, 10/1/2050(e)	1,240	1,203
Global Medical Response, Inc. 6.50%, 10/1/2025(b)	2,285	2,361
Global Payments, Inc. 4.15%, 8/15/2049	535	632
GLP Capital LP
REIT, 5.25%, 6/1/2025(e)	2,780	3,151
REIT, 5.75%, 6/1/2028	2,320	2,758
Go Daddy Operating Co. LLC 5.25%, 12/1/2027(b)	1,581	1,666
Gogo Intermediate Holdings LLC 9.88%, 5/1/2024(b)	450	478
Goldman Sachs Capital II

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 0.77%), 4.00%, 3/8/2021(a)(c)(d)	2,351	2,284
Goldman Sachs Group, Inc. (The)
Series M, (ICE LIBOR USD 3 Month + 3.92%), 4.13%, 2/5/2021(a)(c)(d)	17,101	17,021
5.75%, 1/24/2022	120	126
(SOFR + 0.54%), 0.63%, 11/17/2023(a)	97	97
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 4.40%, 2/10/2025(a)(c)(d)	3,453	3,544
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025(a)(c)(d)	2,829	2,993
Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026(a)(c)(d)	2,494	2,764
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(a)	3,015	3,573
4.80%, 7/8/2044	1,525	2,022
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026(e)	4,195	4,290
4.88%, 3/15/2027(e)	532	542
Graham Holdings Co. 5.75%, 6/1/2026(b)	450	472
Graham Packaging Co., Inc. 7.13%, 8/15/2028(b)	676	731
Gray Television, Inc.
5.88%, 7/15/2026(b)	2,102	2,181
7.00%, 5/15/2027(b)	6,085	6,651
4.75%, 10/15/2030(b)	1,945	1,933
Greif, Inc. 6.50%, 3/1/2027(b)	5,836	6,223
Griffon Corp. 5.75%, 3/1/2028	3,475	3,675
Group 1 Automotive, Inc. 4.00%, 8/15/2028(b)	226	231
GrubHub Holdings, Inc. 5.50%, 7/1/2027(b)	474	499
Guardian Life Insurance Co. of America (The)
4.88%, 6/19/2064(b)(e)	621	818
3.70%, 1/22/2070(b)	305	333
Gulfport Energy Corp.
6.63%, 5/1/2023(j)	745	577
6.00%, 10/15/2024(j)	4,620	3,558
6.38%, 5/15/2025(j)	1,458	1,123
6.38%, 1/15/2026(j)	4,130	3,180
Hanesbrands, Inc. 4.88%, 5/15/2026(b)	2,359	2,554
Harsco Corp. 5.75%, 7/31/2027(b)	757	784
HAT Holdings I LLC
REIT, 5.25%, 7/15/2024(b)	414	430
REIT, 6.00%, 4/15/2025(b)	450	478
HCA, Inc.
5.38%, 2/1/2025	34,149	38,340
5.88%, 2/15/2026	22,475	25,706
5.38%, 9/1/2026	7,986	9,097
5.63%, 9/1/2028	10,285	12,046
3.50%, 9/1/2030	8,283	8,603
7.50%, 11/15/2095	100	131
Healthpeak Properties, Inc.
REIT, 3.00%, 1/15/2030	685	745
REIT, 2.88%, 1/15/2031	710	764
Herbalife Nutrition Ltd. 7.88%, 9/1/2025(b)	400	436
Herc Holdings, Inc. 5.50%, 7/15/2027(b)	9,623	10,145
Hertz Corp. (The)
7.63%, 6/1/2022(b)(j)	1,824	1,860
6.25%, 10/15/2022(j)	1,106	689
5.50%, 10/15/2024(b)(j)	11,828	7,333
7.13%, 8/1/2026(b)(j)	5,505	3,413
6.00%, 1/15/2028(b)(j)	5,450	3,434
Hess Midstream Operations LP 5.63%, 2/15/2026(b)	1,315	1,365
Hexion, Inc. 7.88%, 7/15/2027(b)(e)	2,444	2,612
H-Food Holdings LLC 8.50%, 6/1/2026(b)	450	469
Hilcorp Energy I LP
6.25%, 11/1/2028(b)	2,000	2,110
5.75%, 2/1/2029(b)	2,207	2,244
6.00%, 2/1/2031(b)	2,207	2,240
Hillman Group, Inc. (The) 6.38%, 7/15/2022(b)(e)	865	861
Hill-Rom Holdings, Inc.
5.00%, 2/15/2025(b)	3,197	3,289
4.38%, 9/15/2027(b)	2,722	2,827
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025(b)	584	616
5.13%, 5/1/2026	9,419	9,765
5.75%, 5/1/2028(b)	1,536	1,657
3.75%, 5/1/2029(b)	1,650	1,676
4.88%, 1/15/2030	1,923	2,073
4.00%, 5/1/2031(b)	990	1,017
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	2,845	2,973
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	3,279	3,429
Holly Energy Partners LP 5.00%, 2/1/2028(b)	1,435	1,444
Hologic, Inc.
4.63%, 2/1/2028(b)	450	477
3.25%, 2/15/2029(b)	2,046	2,079
Home Depot, Inc. (The) 3.30%, 4/15/2040	170	192
Houghton Mifflin Harcourt Publishers, Inc. 9.00%, 2/15/2025(b)	500	526

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Howmet Aerospace, Inc.
5.13%, 10/1/2024	3,601	3,962
6.88%, 5/1/2025	3,615	4,211
5.90%, 2/1/2027	4,185	4,871
6.75%, 1/15/2028	145	177
Hughes Satellite Systems Corp.
5.25%, 8/1/2026(e)	4,580	5,078
6.63%, 8/1/2026(e)	2,485	2,811
Huntington Bancshares, Inc.
Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 4/15/2023(a)(c)(d)	3,742	3,798
Hyatt Hotels Corp.
5.38%, 4/23/2025	685	771
5.75%, 4/23/2030	685	828
Hyundai Capital America 1.15%, 11/10/2022(b)	122	123
IAA Inc 5.50%, 6/15/2027(b)	450	473
Icahn Enterprises LP
6.75%, 2/1/2024	800	817
4.75%, 9/15/2024	2,865	3,026
6.25%, 5/15/2026	3,174	3,353
5.25%, 5/15/2027	373	392
iHeartCommunications, Inc.
6.38%, 5/1/2026	2,920	3,111
8.38%, 5/1/2027	6,548	6,984
5.25%, 8/15/2027(b)	3,190	3,308
ILFC E-Capital Trust I
(USD Constant Maturity 30 Year + 1.55%), 3.23%, 12/21/2065(a)(b)	7,148	5,541
ILFC E-Capital Trust II
(US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 3.48%, 12/21/2065(a)(b)	2,205	1,781
Intel Corp. 4.10%, 5/19/2046	1,300	1,593
Intercontinental Exchange, Inc. 2.35%, 9/15/2022	244	252
International Business Machines Corp. 4.25%, 5/15/2049(e)	1,125	1,396
International Game Technology plc
6.50%, 2/15/2025(b)	9,488	10,462
6.25%, 1/15/2027(b)	4,429	5,060
5.25%, 1/15/2029(b)	936	999
IQVIA, Inc.
5.00%, 10/15/2026(b)	7,463	7,752
5.00%, 5/15/2027(b)	2,790	2,938
IRB Holding Corp. 7.00%, 6/15/2025(b)	1,040	1,130
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027(b)	4,756	4,970
REIT, 5.25%, 3/15/2028(b)	2,013	2,115
REIT, 4.50%, 2/15/2031(b)	2,140	2,188
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.31%), 0.53%, 3/16/2021(a)(b)	280	280
(SOFR + 0.60%), 0.63%, 1/6/2023(a)(b)	150	151
Jaguar Holding Co. II
4.63%, 6/15/2025(b)	774	812
5.00%, 6/15/2028(b)	775	821
James Hardie International Finance DAC 5.00%, 1/15/2028(b)(e)	450	478
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(b)	1,631	1,737
JBS USA LUX SA
5.75%, 6/15/2025(b)	4,557	4,682
6.75%, 2/15/2028(b)	1,722	1,900
6.50%, 4/15/2029(b)	3,938	4,478
JELD-WEN, Inc.
6.25%, 5/15/2025(b)	1,197	1,284
4.63%, 12/15/2025(b)	2,505	2,555
4.88%, 12/15/2027(b)	1,375	1,444
Kaiser Aluminum Corp. 4.63%, 3/1/2028(b)	1,500	1,547
Kennedy-Wilson, Inc.
5.88%, 4/1/2024	596	605
4.75%, 3/1/2029(k)	1,545	1,549
5.00%, 3/1/2031(k)	1,543	1,547
Keurig Dr Pepper, Inc.
2.53%, 11/15/2021	92	93
4.42%, 12/15/2046	2,405	2,930
3.80%, 5/1/2050	2,235	2,562
Kinder Morgan Energy Partners LP 4.70%, 11/1/2042(e)	710	786
Kinder Morgan, Inc. 3.25%, 8/1/2050	1,590	1,497
Korn Ferry 4.63%, 12/15/2027(b)	450	473
Kraft Heinz Foods Co.
4.63%, 1/30/2029(e)	1,350	1,542
4.63%, 10/1/2039	1,115	1,212
5.00%, 6/4/2042	2,891	3,342
Kroger Co. (The)
5.15%, 8/1/2043	1,310	1,757
3.88%, 10/15/2046	1,432	1,633
4.45%, 2/1/2047	1,455	1,793
L Brands, Inc.
6.88%, 7/1/2025(b)	532	579
9.38%, 7/1/2025(b)	406	502
6.88%, 11/1/2035	132	153
6.75%, 7/1/2036	2,070	2,365
LABL Escrow Issuer LLC
6.75%, 7/15/2026(b)	9,270	9,925
10.50%, 7/15/2027(b)	2,020	2,237
Ladder Capital Finance Holdings LLLP
REIT, 5.25%, 3/15/2022(b)	1,514	1,522
REIT, 5.25%, 10/1/2025(b)	1,937	1,932
Lamar Media Corp.
3.75%, 2/15/2028	895	908

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.00%, 2/15/2030	630	646
Lamb Weston Holdings, Inc.
4.88%, 11/1/2026(b)	4,360	4,523
4.88%, 5/15/2028(b)	1,115	1,235
Leidos, Inc. 4.38%, 5/15/2030(b)(e)	920	1,088
Lennar Corp.
5.38%, 10/1/2022	600	643
4.50%, 4/30/2024	1,455	1,602
5.88%, 11/15/2024	2,770	3,203
5.25%, 6/1/2026	1,630	1,919
5.00%, 6/15/2027	535	635
Level 3 Financing, Inc.
5.38%, 5/1/2025	10,443	10,727
5.25%, 3/15/2026	2,170	2,238
4.63%, 9/15/2027(b)	4,086	4,245
3.63%, 1/15/2029(b)	1,404	1,397
Liberty Interactive LLC 8.25%, 2/1/2030	2,370	2,717
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024(b)	450	460
Lithia Motors, Inc. 4.38%, 1/15/2031(b)	1,668	1,766
Live Nation Entertainment, Inc.
4.88%, 11/1/2024(b)	2,560	2,573
5.63%, 3/15/2026(b)	4,047	4,153
6.50%, 5/15/2027(b)	3,001	3,334
4.75%, 10/15/2027(b)	1,340	1,343
3.75%, 1/15/2028(b)	903	911
Lockheed Martin Corp. 2.80%, 6/15/2050	3,150	3,268
Lowe’s Cos., Inc. 3.70%, 4/15/2046	585	665
LPL Holdings, Inc.
5.75%, 9/15/2025(b)	3,564	3,683
4.63%, 11/15/2027(b)	1,400	1,461
Lumen Technologies, Inc.
Series T, 5.80%, 3/15/2022	3,290	3,438
Series Y, 7.50%, 4/1/2024(e)	12,456	14,042
5.63%, 4/1/2025	6,409	6,986
5.13%, 12/15/2026(b)	6,775	7,205
4.00%, 2/15/2027(b)	1,295	1,339
Series G, 6.88%, 1/15/2028(e)	799	933
4.50%, 1/15/2029(b)	1,780	1,827
Series U, 7.65%, 3/15/2042(e)	119	147
Macy’s Retail Holdings, Inc. 5.13%, 1/15/2042(e)	650	530
Macy’s, Inc. 8.38%, 6/15/2025(b)	4,208	4,660
Magnolia Oil & Gas Operating LLC 6.00%, 8/1/2026(b)	500	520
Mallinckrodt International Finance SA
5.63%, 10/15/2023(b)(j)	2,615	1,072
5.50%, 4/15/2025(b)(j)	5,555	2,222
Marriott International, Inc.
Series EE, 5.75%, 5/1/2025	895	1,039
4.63%, 6/15/2030	1,034	1,183
Marriott Ownership Resorts, Inc.
6.13%, 9/15/2025(b)	1,949	2,054
6.50%, 9/15/2026	8,393	8,730
4.75%, 1/15/2028	108	109
Marsh & McLennan Cos., Inc. 2.75%, 1/30/2022(e)	122	125
Masonite International Corp.
5.75%, 9/15/2026(b)	2,988	3,119
5.38%, 2/1/2028(b)	1,582	1,693
MasTec, Inc. 4.50%, 8/15/2028(b)	3,111	3,277
Matador Resources Co. 5.88%, 9/15/2026(e)	1,977	1,888
Match Group Holdings II LLC
4.63%, 6/1/2028(b)	200	208
4.13%, 8/1/2030(b)	250	258
Mattel, Inc.
3.15%, 3/15/2023	1,000	1,017
6.75%, 12/31/2025(b)	23,164	24,329
5.88%, 12/15/2027(b)	1,034	1,140
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(b)(e)	7,122	7,208
7.25%, 4/15/2025(b)	3,000	2,969
McDonald’s Corp.
(ICE LIBOR USD 3 Month + 0.43%), 0.65%, 10/28/2021(a)	126	127
3.70%, 2/15/2042(e)	670	763
3.63%, 9/1/2049	1,190	1,341
MDC Partners, Inc. 7.50%, 5/1/2024(b)(i)	500	510
Mellon Capital IV
Series 1, (ICE LIBOR USD 3 Month + 0.57%), 4.00%, 3/8/2021(a)(c)(d)	2,027	2,001
Meredith Corp. 6.88%, 2/1/2026(e)	7,260	7,341
MetLife Capital Trust IV 7.88%, 12/15/2037(b)	2,639	3,745
MetLife, Inc.
Series C, (ICE LIBOR USD 3 Month + 3.58%), 3.79%, 3/8/2021(a)(c)(d)	2,615	2,615
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 3.85%, 9/15/2025(a)(c)(d)	10,292	10,626
Series D, (ICE LIBOR USD 3 Month + 2.96%), 5.87%, 3/15/2028(a)(c)(d)	8,635	9,986
6.40%, 12/15/2036	14,937	19,268
9.25%, 4/8/2038(b)	1,446	2,194
Metropolitan Life Global Funding I
2.40%, 6/17/2022(b)	322	331
3.00%, 1/10/2023(b)	125	132
MGM Growth Properties Operating Partnership LP
REIT, 5.63%, 5/1/2024	1,490	1,598

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
REIT, 4.63%, 6/15/2025(b)	2,116	2,243
REIT, 4.50%, 9/1/2026	995	1,057
REIT, 5.75%, 2/1/2027	4,882	5,472
REIT, 4.50%, 1/15/2028	555	583
REIT, 3.88%, 2/15/2029(b)	3,853	3,918
MGM Resorts International
6.00%, 3/15/2023	11,330	12,095
6.75%, 5/1/2025	1,495	1,600
5.75%, 6/15/2025	6,942	7,597
4.63%, 9/1/2026	2,640	2,752
5.50%, 4/15/2027	1,468	1,590
Michaels Stores, Inc. 8.00%, 7/15/2027(b)	450	482
Microchip Technology, Inc. 4.25%, 9/1/2025(b)	1,091	1,143
Midcontinent Communications 5.38%, 8/15/2027(b)	2,488	2,600
Mileage Plus Holdings LLC 6.50%, 6/20/2027(b)	4,455	4,873
Minerals Technologies, Inc. 5.00%, 7/1/2028(b)	450	472
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	1,485	1,748
ModivCare, Inc. 5.88%, 11/15/2025(b)	450	477
Molina Healthcare, Inc.
4.38%, 6/15/2028(b)	450	469
3.88%, 11/15/2030(b)	3,655	3,906
Mondelez International, Inc. 0.63%, 7/1/2022(e)	55	55
Moody’s Corp. 2.55%, 8/18/2060(e)	965	870
Moog, Inc. 4.25%, 12/15/2027(b)	450	467
Morgan Stanley
Series H, (ICE LIBOR USD 3 Month + 3.61%), 3.85%, 4/15/2021(a)(c)(d)	21,384	21,357
Series J, (ICE LIBOR USD 3 Month + 3.81%), 4.05%, 4/15/2021(a)(c)(d)	24,710	24,722
2.75%, 5/19/2022	122	126
(SOFR + 0.47%), 0.56%, 11/10/2023(a)	95	95
Series N, (ICE LIBOR USD 3 Month + 3.16%), 5.30%, 12/15/2025(a)(c)(d)	914	941
Series M, (ICE LIBOR USD 3 Month + 4.44%), 5.87%, 9/15/2026(a)(c)(d)	1,997	2,259
(SOFR + 1.43%), 2.80%, 1/25/2052(a)	1,875	1,863
Motors Liquidation Co.
6.75%, 5/1/2028‡(j)(l)	10	—
8.38%, 7/15/2033‡(j)	115	—
7.75%, 3/15/2036‡(j)	11	—
MPLX LP
2.65%, 8/15/2030(e)	1,550	1,585
4.50%, 4/15/2038	680	760
MSCI, Inc. 5.38%, 5/15/2027(b)	4,395	4,721
MTS Systems Corp. 5.75%, 8/15/2027(b)	2,772	3,011
Mueller Water Products, Inc. 5.50%, 6/15/2026(b)	1,425	1,475
Murphy Oil USA, Inc. 3.75%, 2/15/2031(b)	1,140	1,140
MYT Holding LLC 7.50% (PIK), 9/25/2025(b)(h)	3,002	2,921
Nabors Industries Ltd. 7.25%, 1/15/2026(b)	2,395	1,941
Nabors Industries, Inc. 5.75%, 2/1/2025	3,930	2,476
National CineMedia LLC 5.88%, 4/15/2028(b)	1,730	1,561
National Rural Utilities Cooperative Finance Corp.
(ICE LIBOR USD 3 Month + 3.63%), 5.25%, 4/20/2046(a)	3,053	3,396
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027(b)	450	476
5.50%, 8/15/2028(b)	1,633	1,686
5.13%, 12/15/2030(b)	2,280	2,365
Nationwide Mutual Insurance Co. 4.35%, 4/30/2050(b)	730	828
Navient Corp.
6.50%, 6/15/2022	2,140	2,234
5.00%, 3/15/2027	1,330	1,348
5.63%, 8/1/2033	100	95
NCR Corp.
8.13%, 4/15/2025(b)	1,030	1,128
5.75%, 9/1/2027(b)	6,319	6,625
5.00%, 10/1/2028(b)	2,390	2,455
6.13%, 9/1/2029(b)	5,370	5,789
Netflix, Inc.
5.50%, 2/15/2022	450	471
4.88%, 4/15/2028	6,870	8,042
5.88%, 11/15/2028	7,453	9,353
5.38%, 11/15/2029(b)	2,603	3,254
4.88%, 6/15/2030(b)	5,731	6,963
New Albertsons LP
7.75%, 6/15/2026	1,535	1,752
6.63%, 6/1/2028	613	683
7.45%, 8/1/2029	392	463
8.00%, 5/1/2031	3,108	3,869
New York Life Global Funding
(ICE LIBOR USD 3 Month + 0.28%), 0.50%, 1/21/2022(a)(b)	310	311
(SOFR + 0.22%), 0.28%, 2/2/2023(a)(b)	250	250
Newell Brands, Inc.
4.88%, 6/1/2025	365	402
4.70%, 4/1/2026(i)	8,050	8,851
5.87%, 4/1/2036(i)	4,455	5,457

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Nexstar Broadcasting, Inc.
5.63%, 7/15/2027(b)	10,708	11,366
4.75%, 11/1/2028(b)	4,292	4,421
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.48%), 0.70%, 5/4/2021(a)	345	345
(ICE LIBOR USD 3 Month + 2.07%), 2.31%, 10/1/2066(a)	5,650	5,085
(ICE LIBOR USD 3 Month + 2.13%), 2.34%, 6/15/2067(a)	1,812	1,648
(ICE LIBOR USD 3 Month + 3.16%), 5.65%, 5/1/2079(a)	4,282	5,065
NextEra Energy Operating Partners LP
4.25%, 7/15/2024(b)	1,811	1,920
4.25%, 9/15/2024(b)	57	61
4.50%, 9/15/2027(b)	986	1,094
NGL Energy Operating LLC 7.50%, 2/1/2026(b)	2,272	2,303
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(b)(e)	914	937
Nielsen Finance LLC 5.00%, 4/15/2022(b)	4,908	4,908
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 5.65%, 6/15/2023(a)(c)(d)	4,485	4,620
4.80%, 2/15/2044	474	597
NMG Holding Co., Inc. (ICE LIBOR USD 3 Month + 0.12%), 1.00%, 9/25/2025‡(a)(b)	4,180	4,473
Nordstrom, Inc.
8.75%, 5/15/2025(b)	4,050	4,532
4.38%, 4/1/2030(e)	500	499
Norfolk Southern Corp.
3.40%, 11/1/2049	3,225	3,530
3.05%, 5/15/2050	1,280	1,345
Northrop Grumman Corp.
5.15%, 5/1/2040	1,565	2,104
3.85%, 4/15/2045(e)	4,608	5,386
Northwestern Mutual Life Insurance Co. (The) 3.85%, 9/30/2047(b)	320	371
Novelis Corp.
5.88%, 9/30/2026(b)	3,615	3,787
4.75%, 1/30/2030(b)	4,705	4,940
NRG Energy, Inc.
7.25%, 5/15/2026	2,340	2,454
6.63%, 1/15/2027	7,206	7,571
5.75%, 1/15/2028	704	765
3.38%, 2/15/2029(b)	1,950	1,995
5.25%, 6/15/2029(b)	1,892	2,081
3.63%, 2/15/2031(b)	1,750	1,820
Nuance Communications, Inc. 5.63%, 12/15/2026	3,789	3,989
NuStar Logistics LP
5.75%, 10/1/2025	2,025	2,147
6.00%, 6/1/2026	2,167	2,302
5.63%, 4/28/2027	3,035	3,187
6.38%, 10/1/2030	2,025	2,230
Occidental Petroleum Corp.
2.70%, 8/15/2022	467	468
2.90%, 8/15/2024	475	460
3.50%, 6/15/2025	2,410	2,338
8.00%, 7/15/2025	5,030	5,685
5.88%, 9/1/2025	2,940	3,082
5.50%, 12/1/2025	2,313	2,429
3.40%, 4/15/2026	2,835	2,738
8.50%, 7/15/2027	6,264	7,358
6.38%, 9/1/2028	2,425	2,643
8.88%, 7/15/2030	6,661	8,364
6.63%, 9/1/2030	2,425	2,728
6.13%, 1/1/2031	3,981	4,331
Oceaneering International, Inc. 6.00%, 2/1/2028	1,175	1,093
ON Semiconductor Corp. 3.88%, 9/1/2028(b)	3,376	3,498
OneMain Finance Corp.
6.13%, 5/15/2022	1,830	1,932
5.63%, 3/15/2023	3,088	3,310
6.13%, 3/15/2024	1,060	1,158
6.88%, 3/15/2025	2,110	2,415
7.13%, 3/15/2026	794	929
6.63%, 1/15/2028	4,188	4,890
5.38%, 11/15/2029	1,607	1,768
4.00%, 9/15/2030	1,550	1,561
ONEOK, Inc. 3.40%, 9/1/2029	685	725
Oracle Corp.
2.50%, 5/15/2022(e)	324	332
3.90%, 5/15/2035	3,390	4,041
3.60%, 4/1/2040	2,245	2,526
Otis Worldwide Corp. 3.36%, 2/15/2050	765	831
Outfront Media Capital LLC
5.63%, 2/15/2024	1,650	1,667
5.00%, 8/15/2027(b)	2,982	3,074
Ovintiv Exploration, Inc.
5.63%, 7/1/2024	2,010	2,188
5.38%, 1/1/2026(e)	1,515	1,655
Ovintiv, Inc. 8.13%, 9/15/2030	250	328
6.50%, 8/15/2034(e)	1,050	1,289
Owens-Brockway Glass Container, Inc.
6.38%, 8/15/2025(b)	1,084	1,206
6.63%, 5/13/2027(b)	2,358	2,555
Pacific Gas and Electric Co. 4.00%, 12/1/2046	2,190	2,209
PacifiCorp 4.10%, 2/1/2042	1,580	1,898
Par Petroleum LLC 7.75%, 12/15/2025(b)	500	485
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(b)	6,648	7,169
Patterson-UTI Energy, Inc.
3.95%, 2/1/2028(e)	368	336

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.15%, 11/15/2029	200	194
PBF Holding Co. LLC
9.25%, 5/15/2025(b)	2,871	2,770
6.00%, 2/15/2028	3,215	1,865
PBF Logistics LP 6.88%, 5/15/2023	1,254	1,203
Penske Automotive Group, Inc. 5.50%, 5/15/2026	5,287	5,483
Penske Truck Leasing Co. LP 3.38%, 2/1/2022(b)	164	168
Performance Food Group, Inc.
6.88%, 5/1/2025(b)(e)	400	430
5.50%, 10/15/2027(b)	4,211	4,432
PetSmart, Inc.
7.13%, 3/15/2023(b)	12,385	12,416
5.88%, 6/1/2025(b)	10,344	10,654
8.88%, 6/1/2025(b)	2,365	2,469
4.75%, 2/15/2028(b)(k)	2,606	2,606
7.75%, 2/15/2029(b)(k)	1,626	1,626
PG&E Corp.
5.00%, 7/1/2028	5,914	6,345
5.25%, 7/1/2030	503	553
PGT Innovations, Inc. 6.75%, 8/1/2026(b)	2,080	2,207
Philip Morris International, Inc.
2.63%, 2/18/2022	50	51
4.38%, 11/15/2041	1,195	1,448
4.13%, 3/4/2043(e)	480	561
4.25%, 11/10/2044	2,570	3,089
Phillips 66 4.88%, 11/15/2044(e)	1,215	1,496
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(b)	10,815	11,410
Pike Corp. 5.50%, 9/1/2028(b)	1,568	1,619
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(b)	5,329	5,449
5.88%, 9/30/2027(b)	2,566	2,731
Plains All American Pipeline LP
Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022(a)(c)(d)	425	353
Plantronics, Inc. 5.50%, 5/31/2023(b)	5,254	5,274
PM General Purchaser LLC 9.50%, 10/1/2028(b)	1,853	2,036
PNC Bank NA 2.63%, 2/17/2022	251	257
PNC Financial Services Group, Inc. (The)
Series O, (ICE LIBOR USD 3 Month + 3.68%), 6.75%, 8/1/2021(a)(c)(d)	10,102	10,266
Series R, (ICE LIBOR USD 3 Month + 3.04%), 4.85%, 6/1/2023(a)(c)(d)	8,712	9,108
Series S, (ICE LIBOR USD 3 Month + 3.30%), 5.00%, 11/1/2026(a)(c)(d)	4,756	5,233
Post Holdings, Inc.
5.00%, 8/15/2026(b)	2,728	2,814
5.75%, 3/1/2027(b)	5,130	5,380
5.63%, 1/15/2028(b)	1,900	2,015
5.50%, 12/15/2029(b)	2,860	3,107
4.63%, 4/15/2030(b)	2,427	2,515
PPL Capital Funding, Inc. Series A, (ICE LIBOR USD 3 Month + 2.67%), 2.91%, 3/30/2067(a)	2,870	2,659
PPL Electric Utilities Corp. (ICE LIBOR USD 3 Month + 0.25%), 0.50%, 9/28/2023(a)	229	229
Presidio Holdings, Inc. 4.88%, 2/1/2027(b)	1,785	1,875
Prestige Brands, Inc.
6.38%, 3/1/2024(b)	3,220	3,284
5.13%, 1/15/2028(b)	900	957
Pricoa Global Funding I 2.20%, 6/3/2021(b)	176	177
Prime Healthcare Services, Inc. 7.25%, 11/1/2025(b)	450	483
Prime Security Services Borrower LLC
5.25%, 4/15/2024(b)	2,327	2,475
5.75%, 4/15/2026(b)	8,426	9,225
3.38%, 8/31/2027(b)	1,842	1,818
Progressive Corp. (The)
Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023(a)(c)(d)	10,800	11,340
Prologis LP REIT, 2.13%, 10/15/2050	2,170	1,920
Protective Life Global Funding 0.63%, 10/13/2023(b)	150	151
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 4.18%), 5.87%, 9/15/2042(a)	4,231	4,480
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043(a)	19,489	20,971
4.35%, 2/25/2050(e)	750	938
PTC, Inc.
3.63%, 2/15/2025(b)	940	963
4.00%, 2/15/2028(b)	820	853
Public Service Enterprise Group, Inc. 2.00%, 11/15/2021	125	126
QEP Resources, Inc.
5.38%, 10/1/2022	424	440
5.25%, 5/1/2023	122	129
5.63%, 3/1/2026	212	236
Qorvo, Inc. 4.38%, 10/15/2029	450	491
Quicken Loans LLC
5.25%, 1/15/2028(b)	5,290	5,647
3.63%, 3/1/2029(b)	1,479	1,480
3.88%, 3/1/2031(b)	1,233	1,250
Qwest Corp. 7.25%, 9/15/2025(e)	325	391

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Radian Group, Inc.
4.50%, 10/1/2024	2,265	2,373
4.88%, 3/15/2027	1,859	2,003
Rain CII Carbon LLC 7.25%, 4/1/2025(b)	4,225	4,352
Range Resources Corp.
4.88%, 5/15/2025	3,485	3,411
9.25%, 2/1/2026	350	381
8.25%, 1/15/2029(b)	1,769	1,858
Raytheon Technologies Corp.
2.80%, 3/15/2022	50	51
4.15%, 5/15/2045	4,355	5,266
RBS Global, Inc. 4.88%, 12/15/2025(b)	1,560	1,594
Refinitiv US Holdings, Inc. 6.25%, 5/15/2026(b)	1,577	1,683
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	1,010	944
Reliance Standard Life Global Funding II 2.15%, 1/21/2023(b)(e)	295	304
Reynolds Group Issuer, Inc. 4.00%, 10/15/2027(b)	2,162	2,175
RHP Hotel Properties LP
REIT, 5.00%, 4/15/2023	5,658	5,678
REIT, 4.75%, 10/15/2027	5,817	5,933
Rite Aid Corp.
7.50%, 7/1/2025(b)	2,722	2,865
8.00%, 11/15/2026(b)	3,886	4,177
Roper Technologies, Inc. 3.13%, 11/15/2022	30	31
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023(b)	2,590	2,920
9.13%, 6/15/2023(b)	447	482
11.50%, 6/1/2025(b)	7,504	8,653
RP Escrow Issuer LLC 5.25%, 12/15/2025(b)	1,927	1,999
RR Donnelley & Sons Co. 8.25%, 7/1/2027	450	523
Ryder System, Inc. 2.50%, 9/1/2022	100	103
S&P Global, Inc. 2.30%, 8/15/2060	3,140	2,803
Sabre GLBL, Inc.
9.25%, 4/15/2025(b)(e)	1,432	1,699
7.38%, 9/1/2025(b)	2,875	3,098
SBA Communications Corp.
REIT, 4.00%, 10/1/2022	314	317
REIT, 4.88%, 9/1/2024	3,980	4,086
Science Applications International Corp. 4.88%, 4/1/2028(b)	710	747
Scientific Games International, Inc. 5.00%, 10/15/2025(b)	4,097	4,220
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,180	2,289
4.50%, 10/15/2029	640	686
Scripps Escrow II, Inc.
3.88%, 1/15/2029(b)	1,359	1,359
5.38%, 1/15/2031(b)	1,315	1,328
Scripps Escrow, Inc. 5.88%, 7/15/2027(b)	880	917
Seagate HDD Cayman 4.25%, 3/1/2022(e)	450	463
Sealed Air Corp.
5.25%, 4/1/2023(b)	633	668
5.13%, 12/1/2024(b)	355	392
4.00%, 12/1/2027(b)	300	319
6.88%, 7/15/2033(b)	100	132
SeaWorld Parks & Entertainment, Inc. 9.50%, 8/1/2025(b)	450	483
Sempra Energy
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025(a)(c)(d)	9,265	9,980
Sensata Technologies BV
4.88%, 10/15/2023(b)	4,531	4,859
5.63%, 11/1/2024(b)	1,825	2,021
5.00%, 10/1/2025(b)	895	987
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(b)	12,061	12,457
Sensata Technologies, Inc. 3.75%, 2/15/2031(b)	878	901
Service Corp. International
8.00%, 11/15/2021	1,240	1,302
7.50%, 4/1/2027(e)	2,735	3,323
4.63%, 12/15/2027	825	879
5.13%, 6/1/2029	3,005	3,285
3.38%, 8/15/2030	1,412	1,433
Sherwin-Williams Co. (The) 4.55%, 8/1/2045(e)	500	627
Sinclair Television Group, Inc.
5.88%, 3/15/2026(b)	205	210
5.13%, 2/15/2027(b)(e)	2,890	2,919
4.13%, 12/1/2030(b)	2,240	2,232
Sirius XM Radio, Inc.
4.63%, 7/15/2024(b)(e)	3,675	3,800
5.38%, 7/15/2026(b)	7,266	7,546
5.00%, 8/1/2027(b)	8,406	8,835
5.50%, 7/1/2029(b)	1,642	1,786
Six Flags Entertainment Corp.
4.88%, 7/31/2024(b)	8,491	8,427
5.50%, 4/15/2027(b)(e)	874	882
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(b)	1,390	1,498
SM Energy Co.
5.63%, 6/1/2025	3,980	3,602
6.75%, 9/15/2026	968	874
Sotheby’s 7.38%, 10/15/2027(b)(e)	450	488
Southern California Edison Co.
Series E, (ICE LIBOR USD 3 Month + 4.20%), 6.25%, 2/1/2022(a)(c)(d)	2,040	2,086
3.65%, 2/1/2050	1,945	2,092
Southern Power Co.
Series E, 2.50%, 12/15/2021	124	126
Southwestern Energy Co.
6.45%, 1/23/2025(i)	3,197	3,351
7.50%, 4/1/2026(e)	477	498

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
7.75%, 10/1/2027	1,165	1,229
8.38%, 9/15/2028(e)	350	375
Spectrum Brands, Inc.
6.13%, 12/15/2024	3,812	3,898
5.75%, 7/15/2025	7,488	7,718
5.00%, 10/1/2029(b)	2,486	2,631
5.50%, 7/15/2030(b)	2,135	2,295
Spirit AeroSystems, Inc.
5.50%, 1/15/2025(b)	1,347	1,413
7.50%, 4/15/2025(b)	4,150	4,452
4.60%, 6/15/2028	250	239
Sprint Capital Corp.
6.88%, 11/15/2028	140	180
8.75%, 3/15/2032	18,554	28,341
Sprint Communications, Inc. 11.50%, 11/15/2021	305	328
Sprint Corp.
7.25%, 9/15/2021	1,006	1,039
7.88%, 9/15/2023	18,616	21,501
7.13%, 6/15/2024	6,327	7,378
7.63%, 2/15/2025	33,116	39,574
7.63%, 3/1/2026	29,453	36,301
SPX FLOW, Inc. 5.88%, 8/15/2026(b)	2,625	2,737
SS&C Technologies, Inc. 5.50%, 9/30/2027(b)	8,338	8,830
Standard Industries, Inc.
5.00%, 2/15/2027(b)(e)	1,647	1,715
4.75%, 1/15/2028(b)	8,598	9,063
3.38%, 1/15/2031(b)	2,105	2,079
Stanley Black & Decker, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.00%, 3/15/2060(a)	670	711
Staples, Inc.
7.50%, 4/15/2026(b)	15,693	16,008
10.75%, 4/15/2027(b)	7,739	7,506
Starbucks Corp.
3.75%, 12/1/2047	955	1,080
4.45%, 8/15/2049	775	976
3.35%, 3/12/2050	830	886
State Street Corp.
Series F, (ICE LIBOR USD 3 Month + 3.60%), 3.81%, 3/15/2021(a)(c)(d)	5,881	5,884
Series H, (ICE LIBOR USD 3 Month + 2.54%), 5.63%, 12/15/2023(a)(c)(d)	9,420	9,891
Station Casinos LLC
5.00%, 10/1/2025(b)	2,945	2,964
4.50%, 2/15/2028(b)	5,250	5,145
Stericycle, Inc. 3.88%, 1/15/2029(b)	1,821	1,871
Stevens Holding Co., Inc. 6.13%, 10/1/2026(b)	1,940	2,114
Summit Materials LLC
5.13%, 6/1/2025(b)	1,270	1,294
5.25%, 1/15/2029(b)	952	1,002
Summit Midstream Holdings LLC 5.75%, 4/15/2025	3,155	2,469
Sunoco Logistics Partners Operations LP 4.00%, 10/1/2027	1,315	1,449
Sunoco LP
6.00%, 4/15/2027	2,015	2,134
5.88%, 3/15/2028	423	448
4.50%, 5/15/2029(b)	2,310	2,361
Switch Ltd. 3.75%, 9/15/2028(b)	845	863
Syneos Health, Inc. 3.63%, 1/15/2029(b)	911	911
Sysco Corp. 3.30%, 2/15/2050	450	455
Tallgrass Energy Partners LP
5.50%, 9/15/2024(b)	1,348	1,372
7.50%, 10/1/2025(b)	5,596	5,960
6.00%, 3/1/2027(b)	1,000	1,010
5.50%, 1/15/2028(b)	710	703
6.00%, 12/31/2030(b)	2,260	2,266
Talos Production, Inc. 12.00%, 1/15/2026(b)	529	501
Targa Resources Partners LP
4.25%, 11/15/2023	2,888	2,902
5.13%, 2/1/2025	2,869	2,947
5.88%, 4/15/2026	4,488	4,701
6.50%, 7/15/2027	3,538	3,803
5.00%, 1/15/2028	1,745	1,802
6.88%, 1/15/2029	1,906	2,104
4.88%, 2/1/2031(b)	4,010	4,185
4.00%, 1/15/2032(b)	2,757	2,729
Teachers Insurance & Annuity Association of America 3.30%, 5/15/2050(b)(e)	3,675	3,904
Team Health Holdings, Inc. 6.38%, 2/1/2025(b)	5,592	5,033
TEGNA, Inc.
5.50%, 9/15/2024(b)(e)	303	308
4.63%, 3/15/2028(b)	2,270	2,298
Teleflex, Inc. 4.88%, 6/1/2026	368	381
Tempur Sealy International, Inc.
5.63%, 10/15/2023(e)	1,402	1,421
5.50%, 6/15/2026	9,236	9,571
Tenet Healthcare Corp.
6.75%, 6/15/2023	3,114	3,379
4.63%, 7/15/2024	5,448	5,545
4.63%, 9/1/2024(b)	1,018	1,045
7.50%, 4/1/2025(b)	1,374	1,484
5.13%, 5/1/2025	11,901	12,057
7.00%, 8/1/2025(e)	4	4
4.88%, 1/1/2026(b)	22,644	23,621
6.25%, 2/1/2027(b)	13,403	14,119
5.13%, 11/1/2027(b)	8,371	8,822
4.63%, 6/15/2028(b)	562	588
Tennant Co. 5.63%, 5/1/2025	4,377	4,537
Tenneco, Inc.
5.00%, 7/15/2026(e)	4,155	3,833
7.88%, 1/15/2029(b)	2,336	2,628

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Terex Corp. 5.63%, 2/1/2025(b)	6,590	6,747
TerraForm Power Operating LLC
4.25%, 1/31/2023(b)	1,869	1,924
5.00%, 1/31/2028(b)	1,839	2,042
Texas Competitive Electric Holdings Co. LLC
8.50%, 10/1/2021‡(j)	16,772	25
8.50%, 12/1/2021‡(j)	12,477	13
T-Mobile USA, Inc. 6.00%, 3/1/2023	2,048	2,051
5.13%, 4/15/2025	1,704	1,730
6.50%, 1/15/2026	17,580	18,132
4.50%, 2/1/2026	10,879	11,129
2.25%, 2/15/2026	2,600	2,627
3.75%, 4/15/2027(b)	2,250	2,529
4.75%, 2/1/2028	20,722	22,133
3.88%, 4/15/2030(b)	2,250	2,541
4.38%, 4/15/2040(b)	4,025	4,713
3.00%, 2/15/2041(b)	820	807
4.50%, 4/15/2050(b)	2,075	2,445
3.30%, 2/15/2051(b)	320	314
Topaz Solar Farms LLC 5.75%, 9/30/2039(b)	400	461
Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.40%), 0.62%, 5/17/2022(a)	50	50
(ICE LIBOR USD 3 Month + 0.48%), 0.71%, 9/8/2022(a)	140	141
(SOFR + 0.33%), 0.42%, 1/11/2024(a)	158	158
Transcontinental Gas Pipe Line Co. LLC 3.95%, 5/15/2050	865	946
TransDigm, Inc. 6.25%, 3/15/2026(b)	9,380	9,921
Transocean Guardian Ltd. 5.88%, 1/15/2024(b)	1,491	1,319
Transocean Pontus Ltd. 6.13%, 8/1/2025(b)(e)	4,209	3,893
Transocean Poseidon Ltd. 6.88%, 2/1/2027(b)(e)	2,486	2,237
Transocean Proteus Ltd. 6.25%, 12/1/2024(b)	370	340
Transocean, Inc. 11.50%, 1/30/2027(b)	2,941	2,272
TreeHouse Foods, Inc.
6.00%, 2/15/2024(b)	2,678	2,725
4.00%, 9/1/2028	325	328
TriMas Corp. 4.88%, 10/15/2025(b)	2,315	2,368
Trinseo Materials Operating SCA 5.38%, 9/1/2025(b)	9,060	9,286
TripAdvisor, Inc. 7.00%, 7/15/2025(b)	288	311
Triumph Group, Inc.
8.88%, 6/1/2024(b)	277	305
6.25%, 9/15/2024(b)	545	537
7.75%, 8/15/2025(e)	1,670	1,566
Tronox, Inc. 6.50%, 4/15/2026(b)	1,755	1,810
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024(a)(c)(d)	4,320	4,507
Series L, (ICE LIBOR USD 3 Month + 3.10%), 5.05%, 12/15/2024(a)(c)(d)	4,268	4,351
Series P, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.61%), 4.95%, 9/1/2025(a)(c)(d)	2,950	3,223
Series M, (ICE LIBOR USD 3 Month + 2.79%), 5.13%, 12/15/2027(a)(c)(d)	8,713	9,323
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030(a)(c)(d)	12,759	14,390
Tucson Electric Power Co. 4.00%, 6/15/2050	1,491	1,775
TWDC Enterprises 18 Corp. 2.55%, 2/15/2022(e)	242	247
Twitter, Inc. 3.88%, 12/15/2027(b)	450	474
Under Armour, Inc. 3.25%, 6/15/2026(e)	500	501
Unisys Corp. 6.88%, 11/1/2027(b)	300	332
United Airlines Holdings, Inc.
4.25%, 10/1/2022	100	100
5.00%, 2/1/2024(e)	2,604	2,569
4.88%, 1/15/2025(e)	2,545	2,452
United Rentals North America, Inc.
5.88%, 9/15/2026	931	981
5.50%, 5/15/2027	10,010	10,697
4.88%, 1/15/2028	3,315	3,523
5.25%, 1/15/2030	2,500	2,767
3.88%, 2/15/2031(e)	4,089	4,263
United States Cellular Corp. 6.70%, 12/15/2033	2,210	2,857
United States Steel Corp. 12.00%, 6/1/2025(b)	3,436	3,986
Uniti Group LP
REIT, 6.00%, 4/15/2023(b)	2,600	2,655
REIT, 8.25%, 10/15/2023	1,144	1,159
REIT, 7.13%, 12/15/2024(b)	55	57
US Bancorp
Series I, (ICE LIBOR USD 3 Month + 3.49%), 3.73%, 3/8/2021(a)(c)(d)	2,940	2,937

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series J, (ICE LIBOR USD 3 Month + 2.91%), 5.30%, 4/15/2027(a)(c)(d)	1,414	1,577
US Foods, Inc. 5.88%, 6/15/2024(b)	150	152
Vail Resorts, Inc. 6.25%, 5/15/2025(b)	1,142	1,213
Valvoline, Inc. 4.25%, 2/15/2030(b)	1,400	1,463
Vector Group Ltd. 10.50%, 11/1/2026(b)	464	497
Venator Finance SARL 5.75%, 7/15/2025(b)	3,375	3,333
Verizon Communications, Inc.
2.95%, 3/15/2022	183	188
4.40%, 11/1/2034	1,185	1,449
4.27%, 1/15/2036	2,265	2,757
3.85%, 11/1/2042	1,275	1,451
4.86%, 8/21/2046	3,165	4,099
ViacomCBS, Inc.
5.90%, 10/15/2040	950	1,254
4.95%, 5/19/2050(e)	2,970	3,764
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(a)	3,472	3,568
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(a)	11,611	13,033
VICI Properties LP
REIT, 3.50%, 2/15/2025(b)	1,195	1,214
REIT, 4.25%, 12/1/2026(b)	7,084	7,327
REIT, 3.75%, 2/15/2027(b)	1,875	1,906
REIT, 4.63%, 12/1/2029(b)	4,688	4,993
REIT, 4.13%, 8/15/2030(b)	1,620	1,686
Virginia Electric and Power Co.
2.95%, 1/15/2022	104	106
2.45%, 12/15/2050	565	538
Vista Outdoor, Inc. 5.88%, 10/1/2023(e)	7,094	7,199
Vistra Operations Co. LLC
5.50%, 9/1/2026(b)	212	220
5.63%, 2/15/2027(b)	6,585	6,947
W&T Offshore, Inc. 9.75%, 11/1/2023(b)	4,035	3,191
W.R. Grace & Co.-Conn. 5.63%, 10/1/2024(b)	1,010	1,096
Wabash National Corp. 5.50%, 10/1/2025(b)	3,730	3,805
Wachovia Capital Trust III (ICE LIBOR USD 3 Month + 0.93%), 5.57%, 12/31/2164(a)(c)(d)	5,780	5,795
Weatherford International Ltd. 8.75%, 9/1/2024(b)	400	412
Weekley Homes LLC 4.88%, 9/15/2028(b)	649	675
Welbilt, Inc. 9.50%, 2/15/2024(e)	940	968
Wells Fargo & Co. 2.63%, 7/22/2022	121	125
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024(a)(c)(d)	7,127	7,522
Series U, (ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025(a)(c)(d)	2,207	2,458
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026(a)(c)(d)	18,564	18,564
(SOFR + 2.53%), 3.07%, 4/30/2041(a)	2,790	2,920
(ICE LIBOR USD 3 Month + 4.24%), 5.01%, 4/4/2051(a)	1,740	2,393
Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.65%), 2.08%, 9/9/2022(a)	250	253
Welltower, Inc. REIT, 2.75%, 1/15/2031	1,415	1,492
WESCO Distribution, Inc.
5.38%, 6/15/2024	2,287	2,338
7.13%, 6/15/2025(b)	5,708	6,211
7.25%, 6/15/2028(b)	6,108	6,862
Western Digital Corp. 4.75%, 2/15/2026(e)	4,512	4,993
William Carter Co. (The) 5.63%, 3/15/2027(b)	7,290	7,700
WMG Acquisition Corp.
5.50%, 4/15/2026(b)	3,018	3,101
3.00%, 2/15/2031(b)	4,575	4,449
Wolverine Escrow LLC
8.50%, 11/15/2024(b)	101	97
9.00%, 11/15/2026(b)	10,203	9,718
13.13%, 11/15/2027(b)(e)	444	368
WPX Energy, Inc.
8.25%, 8/1/2023	720	828
5.75%, 6/1/2026	3,249	3,408
5.88%, 6/15/2028	2,496	2,703
4.50%, 1/15/2030	2,345	2,482
Wyndham Destinations, Inc.
4.25%, 3/1/2022	162	164
6.60%, 10/1/2025(i)	1,258	1,400
6.00%, 4/1/2027(i)	1,602	1,770
Wynn Las Vegas LLC 5.50%, 3/1/2025(b)	11,657	12,010
Wynn Resorts Finance LLC 5.13%, 10/1/2029(b)	6,555	6,679
Xcel Energy, Inc. 3.50%, 12/1/2049	380	422
Xerox Holdings Corp. 5.00%, 8/15/2025(b)	450	472
XPO Logistics, Inc.
6.13%, 9/1/2023(b)	4,967	5,048

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
6.75%, 8/15/2024(b)	4,161	4,400
Yum! Brands, Inc.
7.75%, 4/1/2025(b)	900	988
4.75%, 1/15/2030(b)	1,834	1,967
3.63%, 3/15/2031	4,213	4,129
Zoetis, Inc.
3.25%, 8/20/2021	123	125
4.45%, 8/20/2048	445	583
3.00%, 5/15/2050	2,590	2,724
ZoomInfo Technologies LLC 3.88%, 2/1/2029(b)	932	941
		—

		4,060,519

TOTAL CORPORATE BONDS (Cost $4,608,648)		4,810,879

	Shares (000)
COMMON STOCKS — 36.9%
Australia — 1.1%
Adbri Ltd.	863	1,881
AGL Energy Ltd.	828	7,234
Alumina Ltd.(e)	2,254	2,893
APA Group	310	2,303
Atlas Arteria Ltd.	278	1,340
AusNet Services	953	1,255
Bendigo & Adelaide Bank Ltd.	538	3,759
BHP Group plc	572	15,665
Charter Hall Long Wale, REIT	2,605	9,129
CSR Ltd.	720	2,889
Dexus, REIT	1,422	9,736
Goodman Group, REIT	1,052	14,163
IOOF Holdings Ltd.	825	1,950
Mirvac Group, REIT	6,168	11,131
Rio Tinto plc	460	34,928
Sonic Healthcare Ltd.	137	3,593
Spark Infrastructure Group	732	1,227
Sydney Airport*	645	2,804
Transurban Group	296	2,985
Wesfarmers Ltd.	139	5,766
Woodside Petroleum Ltd.	184	3,413

		140,044

Austria — 0.0%(f)
ANDRITZ AG	21	991
Erste Group Bank AG	46	1,415
OMV AG	39	1,644
Verbund AG(e)	20	1,789

		5,839

Belgium — 0.2%
Ageas SA	45	2,284
KBC Group NV*	38	2,621
Proximus SADP	111	2,342
Shurgard Self Storage SA	160	7,030
Solvay SA	12	1,358
Telenet Group Holding NV	27	1,149
Warehouses De Pauw CVA, REIT	280	10,038

		26,822

Brazil — 0.2%
Ambev SA, ADR	2,535	7,074
BB Seguridade Participacoes SA	902	4,561
Itau Unibanco Holding SA (Preference)	1,468	7,610
Yara International ASA	24	1,136

		20,381

Canada — 1.3%
Advanz Pharma Corp. Ltd.*	171	2,805
Algonquin Power & Utilities Corp.(e)	199	3,312
Allied Properties, REIT	411	11,676
AltaGas Ltd.	146	2,170
Atco Ltd., Class I	31	891
BCE, Inc.(e)	113	4,780
Canadian Apartment Properties, REIT	307	12,300
Canadian Imperial Bank of Commerce	61	5,185
Canadian Tire Corp. Ltd., Class A	43	5,612
Canadian Utilities Ltd., Class A	256	6,327
Capital Power Corp.(e)	53	1,521
Emera, Inc.	72	3,028
Enbridge, Inc.	146	4,890
Fortis, Inc.	197	7,986
Great-West Lifeco, Inc.	83	1,893
Hydro One Ltd.(g)	334	7,737
IGM Financial, Inc.(e)	127	3,357
Magna International, Inc.	90	6,373
Northland Power, Inc.	71	2,610
Nutrien Ltd.	119	5,875
Pembina Pipeline Corp.(e)	186	4,895
Power Corp. of Canada	241	5,610
Restaurant Brands International, Inc.(e)	76	4,373
Rogers Communications, Inc., Class B	78	3,520
Shaw Communications, Inc., Class B	267	4,580
Superior Plus Corp.	85	803
TC Energy Corp.	417	17,865
TELUS Corp.	276	5,688
Thomson Reuters Corp.	63	5,108
Toronto-Dominion Bank (The)	288	16,321

		169,091

Cayman Islands — 0.0%(f)
Telford Offshore Holdings Ltd.*‡	58	—	(m)

Chile — 0.0%(f)
Banco Santander Chile, ADR	129	2,609

China — 1.9%
China Construction Bank Corp., Class H	26,409	20,003
China Life Insurance Co. Ltd., Class H	3,139	6,666
China Merchants Bank Co. Ltd., Class H	3,172	24,287
China Pacific Insurance Group Co. Ltd., Class H	5,128	21,122
China Petroleum & Chemical Corp., Class H	10,734	5,083
China Resources Land Ltd.	2,102	8,318
Fuyao Glass Industry Group Co. Ltd., Class A	669	6,106

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Guangdong Investment Ltd.	4,408	7,720
Haier Smart Home Co. Ltd., Class H*	3,229	13,370
Huayu Automotive Systems Co. Ltd., Class A	1,357	6,254
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,286	22,470
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	39	1,241
Joyoung Co. Ltd., Class A	729	3,178
Midea Group Co. Ltd., Class A	1,499	22,326
NetEase, Inc.	495	11,283
Ping An Insurance Group Co. of China Ltd., Class H	2,517	29,645
Postal Savings Bank of China Co. Ltd., Class H(g)	16,925	12,075
Tingyi Cayman Islands Holding Corp.	6,422	12,761
Topsports International Holdings Ltd.(g)	3,476	5,633
Yum China Holdings, Inc.	121	6,857

		246,398

Czech Republic — 0.0%(f)
Komercni banka A/S*	56	1,686

Denmark — 0.2%
Carlsberg A/S, Class B	132	19,229
Novo Nordisk A/S, Class B	12	846
Tryg A/S	29	889

		20,964

Finland — 0.3%
Elisa OYJ	29	1,717
Fortum OYJ(e)	387	9,350
Kone OYJ, Class B	23	1,776
Neste OYJ	25	1,788
Nordea Bank Abp*	626	5,071
Orion OYJ, Class B(e)	111	5,074
Sampo OYJ, Class A	38	1,602
Stora Enso OYJ, Class R	64	1,157
UPM-Kymmene OYJ	41	1,451
Wartsila OYJ Abp(e)	497	4,875

		33,861

France — 1.1%
Aeroports de Paris*(e)	9	1,005
Amundi SA*(g)	17	1,259
Atos SE*	57	4,362
AXA SA	118	2,605
BNP Paribas SA*	62	2,959
Bouygues SA	39	1,531
Casino Guichard Perrachon SA*(e)	37	1,242
Cie de Saint-Gobain	41	2,043
Cie Generale des Etablissements Michelin SCA	15	2,070
Covivio, REIT	135	11,095
Credit Agricole SA*	151	1,713
Electricite de France SA*	211	2,621
Engie SA*	113	1,758
LVMH Moet Hennessy Louis Vuitton SE	12	7,160
Publicis Groupe SA	37	1,920
Renault SA*	66	2,827
Rexel SA*	81	1,229
Rubis SCA	28	1,256
Safran SA*	141	17,745
Sanofi	96	9,052
Schneider Electric SE	182	26,692
Suez SA(e)	177	3,634
Thales SA	12	1,072
TOTAL SE	103	4,329
Veolia Environnement SA	177	4,722
Vinci SA	188	17,404

		135,305

Germany — 1.0%
adidas AG*	52	16,592
Allianz SE (Registered)	23	5,116
BASF SE	116	8,971
Bayerische Motoren Werke AG	35	2,943
Continental AG	9	1,313
Covestro AG(g)	22	1,521
Daimler AG (Registered)	47	3,321
Deutsche Post AG (Registered)	376	18,590
Deutsche Telekom AG (Registered)	547	9,727
E.ON SE	266	2,817
Evonik Industries AG	44	1,457
Hannover Rueck SE	7	1,130
HeidelbergCement AG	21	1,569
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	70	18,601
ProSiebenSat.1 Media SE*	87	1,565
Siemens AG (Registered)	32	4,921
Telefonica Deutschland Holding AG	1,603	4,392
Uniper SE	59	2,082
Volkswagen AG (Preference)	37	7,076
Vonovia SE	277	18,468

		132,172

Hong Kong — 0.6%
CK Asset Holdings Ltd.	1,383	6,898
CK Infrastructure Holdings Ltd.	364	1,930
CLP Holdings Ltd.	311	2,914
Hang Seng Bank Ltd.	505	9,106
HKT Trust & HKT Ltd.	4,387	5,774
Hong Kong & China Gas Co. Ltd.	2,019	2,900
Hong Kong Exchanges & Clearing Ltd.	335	21,430
Power Assets Holdings Ltd.	479	2,542
VTech Holdings Ltd.	382	3,057
WH Group Ltd.(g)	5,783	4,686
Wharf Real Estate Investment Co. Ltd.	890	4,701
Xinyi Glass Holdings Ltd.	1,894	4,581
Yue Yuen Industrial Holdings Ltd.	1,951	4,243

		74,762

India — 0.7%
Infosys Ltd., ADR	1,698	28,665
ITC Ltd.	6,181	17,182
Tata Consultancy Services Ltd.	945	40,211

		86,058

Indonesia — 0.3%
Bank Rakyat Indonesia Persero Tbk. PT	54,338	16,109
Telkom Indonesia Persero Tbk. PT	72,930	16,119

		32,228

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Ireland — 0.0%(f)
CRH plc	65	2,671
Smurfit Kappa Group plc	35	1,695

		4,366

Italy — 0.4%
A2A SpA	3,941	6,391
Assicurazioni Generali SpA	82	1,399
Atlantia SpA*(e)	91	1,443
Enel SpA	1,840	18,250
Eni SpA	176	1,779
ERG SpA	32	962
Hera SpA	445	1,556
Intesa Sanpaolo SpA*	2,887	6,294
Iren SpA	318	783
Italgas SpA	338	2,029
Mediobanca Banca di Credito Finanziario SpA*	147	1,308
Poste Italiane SpA(g)	120	1,177
Snam SpA	893	4,680
Telecom Italia SpA	2,679	1,268
Terna Rete Elettrica Nazionale SpA	604	4,377

		53,696

Japan — 1.7%
Aozora Bank Ltd.	261	4,807
Chubu Electric Power Co., Inc.	230	2,815
Chugoku Electric Power Co., Inc. (The)	157	1,933
Daiwa House REIT Investment Corp., REIT	3	6,977
Electric Power Development Co. Ltd.	126	2,054
ENEOS Holdings, Inc.	1,292	5,237
FANUC Corp.	19	5,065
H.U. Group Holdings, Inc.	43	1,267
Hokkaido Electric Power Co., Inc.	170	720
Idemitsu Kosan Co. Ltd.	160	3,760
Inpex Corp.	293	1,697
Japan Hotel REIT Investment Corp., REIT	14	7,212
Japan Post Holdings Co. Ltd.	335	2,665
Japan Retail Fund Investment Corp., REIT	6	12,110
Japan Tobacco, Inc.	226	4,489
JFE Holdings, Inc.*	508	4,406
Kamigumi Co. Ltd.	61	1,078
Kansai Electric Power Co., Inc. (The)	787	7,718
KDDI Corp.	175	5,135
Kenedix Office Investment Corp., REIT	1	8,953
Kenedix Retail REIT Corp., REIT	4	8,812
Konica Minolta, Inc.	1,029	4,465
Kyushu Electric Power Co., Inc.	247	2,291
Lawson, Inc.	66	3,215
MCUBS MidCity Investment Corp., REIT	6	5,213
Mitsubishi Chemical Holdings Corp.	465	3,181
Mitsubishi Logistics Corp.	30	824
Mitsui Fudosan Logistics Park, Inc., REIT	2	8,508
Nippon Accommodations Fund, Inc., REIT	2	9,437
Nippon Prologis REIT, Inc., REIT	4	11,863
Osaka Gas Co. Ltd.	33	601
Otsuka Corp.	144	7,251
Shikoku Electric Power Co., Inc.	94	641
Takeda Pharmaceutical Co. Ltd.	93	3,271
Tohoku Electric Power Co., Inc.	491	4,211
Tokio Marine Holdings, Inc.	355	17,453
Tokyo Electron Ltd.	18	6,769
Tokyo Gas Co. Ltd.	80	1,746
Toyota Motor Corp.	416	29,205

		219,055

Jordan — 0.0%(f)
Hikma Pharmaceuticals plc	28	918

Mexico — 0.3%
Bolsa Mexicana de Valores SAB de CV	706	1,584
Grupo Financiero Banorte SAB de CV, Class O*	535	2,663
Kimberly-Clark de Mexico SAB de CV, Class A	2,775	4,874
Wal-Mart de Mexico SAB de CV	8,913	25,378

		34,499

Netherlands — 0.3%
Akzo Nobel NV	90	9,162
ASML Holding NV	11	5,836
Eurocommercial Properties NV, REIT, CVA*	267	5,156
ING Groep NV*	1,014	9,019
Koninklijke Ahold Delhaize NV	75	2,160
Koninklijke KPN NV	371	1,159
NN Group NV	38	1,590
Randstad NV*	22	1,405
Royal Dutch Shell plc, Class B	320	5,570

		41,057

New Zealand — 0.1%
Contact Energy Ltd.	750	4,375
Spark New Zealand Ltd.	1,573	5,402

		9,777

Norway — 0.1%
Aker BP ASA	78	1,931
DNB ASA*	135	2,625
Equinor ASA	98	1,764
Gjensidige Forsikring ASA	61	1,396
Orkla ASA	119	1,159
Telenor ASA	246	4,061

		12,936

Portugal — 0.0%(f)
EDP - Energias de Portugal SA	922	5,787

Russia — 0.5%
Alrosa PJSC	4,355	5,719
Evraz plc	256	1,751
LUKOIL PJSC, ADR	196	13,841
Moscow Exchange MICEX-RTS PJSC	7,805	16,136
Sberbank of Russia PJSC	7,034	23,862
Sberbank of Russia PJSC	80	270

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Severstal PAO, GDR(g)	283	4,727
Severstal PAO, GDR(g)	10	172

		66,478

Saudi Arabia — 0.1%
Al Rajhi Bank	696	13,530

Singapore — 0.2%
Ascendas, REIT	5,764	13,300
Keppel DC, REIT	1,874	4,188
Mapletree Logistics Trust, REIT	2,235	3,315
SATS Ltd.*	600	1,731
StarHub Ltd.	1,639	1,575

		24,109

South Africa — 0.2%
Anglo American plc	100	3,277
AVI Ltd.	525	2,620
Bid Corp. Ltd.	203	3,372
FirstRand Ltd.	742	2,329
SPAR Group Ltd. (The)	210	2,690
Vodacom Group Ltd.	648	5,283

		19,571

South Korea — 0.7%
ESR Kendall Square REIT Co. Ltd., REIT*	852	4,091
KT&G Corp.	117	8,366
Samsung Electronics Co. Ltd.	979	71,571
SK Telecom Co. Ltd., ADR	204	4,920

		88,948

Spain — 1.0%
Acciona SA	8	1,193
ACS Actividades de Construccion y Servicios SA	46	1,424
Aena SME SA*(g)	19	2,935
Atlantica Sustainable Infrastructure plc	53	2,197
Banco Bilbao Vizcaya Argentaria SA	651	2,969
Bankinter SA	197	1,105
CaixaBank SA	601	1,516
Cellnex Telecom SA(g)	139	8,130
Enagas SA	128	2,815
Endesa SA	174	4,438
Iberdrola SA	3,306	44,764
Industria de Diseno Textil SA	683	20,254
Inmobiliaria Colonial Socimi SA, REIT	632	6,077
Naturgy Energy Group SA(e)	357	9,227
Red Electrica Corp. SA	234	4,440
Repsol SA	746	7,330
Telefonica SA	1,600	6,905

		127,719

Sweden — 0.5%
Autoliv, Inc.	31	2,740
Boliden AB	32	1,041
Electrolux AB, Series B	39	958
Lundin Energy AB	80	2,160
Sandvik AB*	80	1,993
Skandinaviska Enskilda Banken AB, Class A*	170	1,852
SKF AB, Class B	554	15,174
Svenska Handelsbanken AB, Class A*	249	2,487
Swedish Match AB	32	2,484
Telia Co. AB(e)	1,187	5,201
Volvo AB, Class B*	986	24,285

		60,375

Switzerland — 1.3%
ABB Ltd. (Registered)	129	3,802
Adecco Group AG (Registered)	20	1,273
Baloise Holding AG (Registered)	6	1,011
Credit Suisse Group AG (Registered)	141	1,850
Flughafen Zurich AG (Registered)*	4	740
Julius Baer Group Ltd.	26	1,570
LafargeHolcim Ltd. (Registered)*	37	2,013
Nestle SA (Registered)	248	27,832
Novartis AG (Registered)	230	20,857
OC Oerlikon Corp. AG (Registered)	446	4,583
Roche Holding AG	167	57,766
SGS SA (Registered)	1	2,493
Swiss Life Holding AG (Registered)	3	1,279
Swisscom AG (Registered)	2	1,233
UBS Group AG (Registered)	213	3,068
Zurich Insurance Group AG	85	34,157

		165,527

Taiwan — 1.3%
Accton Technology Corp.	837	8,035
Chicony Electronics Co. Ltd.	435	1,343
Delta Electronics, Inc.	934	9,404
MediaTek, Inc.	428	13,368
Mega Financial Holding Co. Ltd.	5,334	5,357
President Chain Store Corp.	942	8,976
Quanta Computer, Inc.	4,216	12,129
Realtek Semiconductor Corp.	548	8,816
Taiwan Semiconductor Manufacturing Co. Ltd.	2,705	57,166
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	237	28,744
Vanguard International Semiconductor Corp.	2,835	11,255
Wiwynn Corp.	152	4,463

		169,056

Thailand — 0.1%
Siam Cement PCL (The) (Registered)	639	8,052

United Kingdom — 2.2%
3i Group plc	108	1,635
Admiral Group plc	57	2,229
Ashtead Group plc	43	2,160
AstraZeneca plc	55	5,637
Avast plc(g)	210	1,357
Aviva plc	425	1,945
BAE Systems plc	244	1,540
Barclays plc*	1,147	2,092
Barratt Developments plc*	777	6,767
Berkeley Group Holdings plc	158	9,062
BP plc	5,321	19,772
British American Tobacco plc	95	3,438
BT Group plc*	2,864	4,911
Centrica plc*	10,570	7,469

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
DCC plc	13	993
Diageo plc	486	19,493
Direct Line Insurance Group plc	969	3,978
Drax Group plc	159	814
easyJet plc*	498	4,929
GlaxoSmithKline plc	454	8,426
HSBC Holdings plc*	897	4,692
Imperial Brands plc	249	5,007
InterContinental Hotels Group plc*	81	5,004
J Sainsbury plc	409	1,365
Linde plc	8	1,924
Linde plc	26	6,272
M&G plc	671	1,611
Mondi plc	63	1,479
National Grid plc	447	5,188
NewRiver REIT plc, REIT*	4,817	5,465
Pennon Group plc	144	1,843
Persimmon plc	317	11,038
Safestore Holdings plc, REIT	705	7,804
Sage Group plc (The)	591	4,755
Schroders plc	35	1,627
Segro plc, REIT	1,293	16,826
Severn Trent plc	137	4,335
Signature Aviation plc*	190	1,068
Smiths Group plc	27	523
SSE plc	588	11,917
St James’s Place plc	143	2,291
Standard Life Aberdeen plc	386	1,589
Taylor Wimpey plc*	3,106	6,199
Tesco plc	684	2,238
Unilever plc	523	30,490
UNITE Group plc (The), REIT*	595	7,810
United Utilities Group plc	364	4,586
Vodafone Group plc	3,541	6,047
Workspace Group plc, REIT	667	6,540
WPP plc	510	5,331

		281,511

United States — 17.0%
3M Co.	30	5,252
AbbVie, Inc.	557	57,037
Accenture plc, Class A	14	3,318
AES Corp. (The)	417	10,164
AGNC Investment Corp., REIT	314	4,896
Air Products and Chemicals, Inc.	37	9,839
ALLETE, Inc.	45	2,815
Altria Group, Inc.	326	13,392
Ameren Corp.	38	2,784
American Electric Power Co., Inc.	86	6,941
American Express Co.	39	4,557
American Tower Corp., REIT	57	13,006
Americold Realty Trust, REIT	554	19,336
Amgen, Inc.	21	5,023
Analog Devices, Inc.	304	44,834
Annaly Capital Management, Inc., REIT	609	4,943
Apple, Inc.	29	3,874
Arthur J Gallagher & Co.	30	3,500
AT&T, Inc.	164	4,694
Automatic Data Processing, Inc.	19	3,078
AvalonBay Communities, Inc., REIT	136	22,181
Avangrid, Inc.	161	7,452
Avista Corp.	65	2,432
Bank of America Corp.	297	8,819
Battalion Oil Corp.*	18	136
Black Hills Corp.	45	2,655
Brandywine Realty Trust, REIT	1,352	14,877
Bristol-Myers Squibb Co.	895	54,961
Brixmor Property Group, Inc., REIT	822	13,913
Bunge Ltd.	92	6,034
California Resources Corp.*	734	16,960
Camden Property Trust, REIT	154	15,724
Cardinal Health, Inc.	90	4,850
CenterPoint Energy, Inc.	366	7,712
CF Industries Holdings, Inc.	139	5,735
Chesapeake*‡	11	102
Chevron Corp.	55	4,696
Chubb Ltd.	162	23,667
Citigroup, Inc.	60	3,499
Claire’s Stores, Inc.*‡	4	1,046
Clear Channel Outdoor Holdings, Inc.*	287	571
Clearway Energy, Inc., Class C	74	2,283
CME Group, Inc.	176	32,022
CMS Energy Corp.	117	6,682
CNA Financial Corp.	127	4,871
Coca-Cola Co. (The)	1,298	62,510
Comcast Corp., Class A	758	37,593
Comerica, Inc.	107	6,112
ConocoPhillips	315	12,605
Consolidated Edison, Inc.	106	7,497
Deere & Co.	17	4,878
Denbury, Inc.*	93	2,669
Dominion Energy, Inc.	97	7,045
Douglas Emmett, Inc., REIT	442	12,238
Dover Corp.	65	7,530
Dow, Inc.	99	5,136
DTE Energy Co.	67	7,921
Duke Energy Corp.	93	8,781
DuPont de Nemours, Inc.	34	2,738
Eastman Chemical Co.	253	24,871
Eaton Corp. plc	283	33,275
Eaton Corp. plc	6	675
Edison International	128	7,469
Eli Lilly and Co.	184	38,345
Emerson Electric Co.	61	4,850
Entergy Corp.	69	6,552
EOG Resources, Inc.	58	2,948
EP Energy Corp.*	141	6,069
Equinix, Inc., REIT	15	11,236
Equity LifeStyle Properties, Inc., REIT	300	18,237
Essex Property Trust, Inc., REIT	68	16,314
Evergy, Inc.	58	3,137
Exelon Corp.	197	8,190
Exxon Mobil Corp.	114	5,096
Fastenal Co.	98	4,475
Federal Realty Investment Trust, REIT	163	14,272
Ferguson plc	24	2,779
Fidelity National Information Services, Inc.	28	3,505
FirstEnergy Corp.	268	8,252

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
General Dynamics Corp.	59	8,626
General Mills, Inc.	76	4,396
Genuine Parts Co.	48	4,495
Gilead Sciences, Inc.	77	5,067
Goodman Networks, Inc.*‡	53	—	(m)
Hasbro, Inc.	54	5,095
Hawaiian Electric Industries, Inc.	65	2,162
Healthcare Trust of America, Inc., Class A, REIT	460	12,985
Healthpeak Properties, Inc., REIT	797	23,643
Hewlett Packard Enterprise Co.	448	5,523
Home Depot, Inc. (The)	32	8,623
Honeywell International, Inc.	81	15,733
HP, Inc.	242	5,897
IDACORP, Inc.	29	2,563
iHeartMedia, Inc., Class A*	14	208
Ingredion, Inc.	60	4,542
International Business Machines Corp.	57	6,832
International Flavors & Fragrances, Inc.	41	4,656
International Paper Co.	110	5,513
Interpublic Group of Cos., Inc. (The)	245	5,891
Invitation Homes, Inc., REIT	883	26,041
Iron Mountain, Inc., REIT	169	5,705
JM Smucker Co. (The)	29	3,332
Johnson & Johnson	354	57,723
Johnson Controls International plc	93	4,617
Kellogg Co.	72	4,265
Kimco Realty Corp., REIT	179	2,962
Kinder Morgan, Inc.	321	4,524
Kraft Heinz Co. (The)	146	4,897
Las Vegas Sands Corp.	90	4,306
Leidos Holdings, Inc.	83	8,753
Lumen Technologies, Inc.	462	5,725
LyondellBasell Industries NV, Class A	66	5,624
Macquarie Infrastructure Corp.	99	2,738
Maxim Integrated Products, Inc.	53	4,656
McDonald’s Corp.	27	5,637
MDU Resources Group, Inc.	108	2,831
Medtronic plc	188	20,913
Merck & Co., Inc.	672	51,780
Microsoft Corp.	30	6,895
Mondelez International, Inc., Class A	120	6,671
Moran Foods Backstop Equity*‡	148	885
Morgan Stanley	198	13,247
MYT Holding Co.*‡	1,342	8,428
National Fuel Gas Co.	71	2,878
National Retail Properties, Inc., REIT	332	12,946
Neiman Marcus Group Restricted Equity*‡	4	289
NetApp, Inc.	100	6,631
New Jersey Resources Corp.	72	2,523
Newell Brands, Inc.	266	6,387
NextEra Energy, Inc.	315	25,441
Nielsen Holdings plc	173	3,863
NiSource, Inc.	297	6,574
NMG, Inc.*‡	41	2,728
Norfolk Southern Corp.	94	22,192
Northern Trust Corp.	35	3,127
Northrop Grumman Corp.	12	3,322
Northwest Natural Holding Co.	24	1,141
NorthWestern Corp.	56	3,067
NortonLifeLock, Inc.	202	4,253
Nucor Corp.	90	4,396
Oasis Petroleum, Inc.*	137	5,137
Occidental Petroleum Corp.	103	2,059
OGE Energy Corp.	98	2,985
Omnicom Group, Inc.	275	17,181
ONE Gas, Inc.	29	2,093
ONEOK, Inc.	156	6,224
PACCAR, Inc.	53	4,878
Packaging Corp. of America	42	5,611
Park Hotels & Resorts, Inc., REIT	754	12,571
Parker-Hannifin Corp.	21	5,567
Penn Virginia Corp.*	12	118
PepsiCo, Inc.	50	6,827
Pfizer, Inc.	54	1,930
Philip Morris International, Inc.	243	19,391
Pinnacle West Capital Corp.	97	7,323
PNC Financial Services Group, Inc. (The)	51	7,270
Portland General Electric Co.	77	3,246
PPG Industries, Inc.	42	5,642
PPL Corp.	291	8,061
Procter & Gamble Co. (The)	222	28,502
Prologis, Inc., REIT	720	74,289
Public Service Enterprise Group, Inc.	149	8,408
Public Storage, REIT	140	31,810
Quest Diagnostics, Inc.	26	3,375
Raytheon Technologies Corp.	160	10,700
Reminco LLC*‡	65	78
Remington Outdoor Co., Inc.*‡	16	—	(m)
Republic Services, Inc.	37	3,313
Rexford Industrial Realty, Inc., REIT	208	10,202
Schlumberger NV	162	3,588
Seagate Technology plc	351	23,183
Simon Property Group, Inc., REIT	64	5,919
South Jersey Industries, Inc.	107	2,482
Southern Co. (The)	141	8,314
Southwest Gas Holdings, Inc.	41	2,465
Spire, Inc.	38	2,303
Stanley Black & Decker, Inc.	81	13,996
State Street Corp.	197	13,776
Steel Dynamics, Inc.	154	5,266
Stellantis NV	141	2,137
Sun Communities, Inc., REIT	155	22,202
Sysco Corp.	61	4,338
T. Rowe Price Group, Inc.	43	6,674
Texas Instruments, Inc.	250	41,414
TJX Cos., Inc. (The)	59	3,780
Trane Technologies plc	96	13,820
TransDigm Group, Inc.*	8	4,474
Truist Financial Corp.	405	19,422
UGI Corp.	80	2,896
United Parcel Service, Inc., Class B	30	4,645
UnitedHealth Group, Inc.	60	20,119
US Bancorp	149	6,368
Valero Energy Corp.	87	4,923

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Ventas, Inc., REIT	621	28,596
VEREIT, Inc., REIT	395	13,906
Verizon Communications, Inc.	612	33,516
VICI Properties, Inc., REIT	1,357	34,297
Vistra Corp.	145	2,904
Vornado Realty Trust, REIT	298	11,837
Walgreens Boots Alliance, Inc.	115	5,802
Walmart, Inc.	33	4,584
WEC Energy Group, Inc.	31	2,749
Weingarten Realty Investors, REIT	699	15,738
Wells Fargo & Co.	560	16,744
Western Union Co. (The)	222	4,947
Whiting Petroleum Corp.*	188	3,830
Williams Cos., Inc. (The)	233	4,951
Xcel Energy, Inc.	379	24,235
Yum! Brands, Inc.	198	20,110
Zimmer Biomet Holdings, Inc.	74	11,375

		2,173,742

TOTAL COMMON STOCKS (Cost $3,936,082)		4,708,929

	Principal Amount ($000)
EQUITY-LINKED NOTES — 6.0%
Barclays Bank plc, ELN, 6.50%, 3/24/2021, (linked to Russell 2000 Index)(b)	66	133,927
Barclays Bank plc, ELN, 7.00%, 4/5/2021, (linked to Russell 2000 Index)(b)	58	119,788
Citigroup Global Markets Holdings Inc., ELN, 8.07%, 5/5/2021, (linked to Russell 2000 Index)(g)	58	119,928
Merrill Lynch International & Co., ELN, 6.83%, 3/3/2021, (linked to Russell 2000 Index)(g)	137	273,813
UBS AG, ELN, 7.50%, 4/21/2021, (linked to Russell 2000 Index)(g)	59	122,803

TOTAL EQUITY-LINKED NOTES (COST $761,606)		770,259

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.3%
Bermuda — 0.0%(f)
Bellemeade Re Ltd.
Series 2019-1A, Class M2, 2.83%, 3/25/2029‡(b)(l)	1,000	989
Eagle RE Ltd.
Series 2019-1, Class M1B, 1.93%, 4/25/2029‡(b)(l)	487	488
Series 2019-1, Class M2, 3.43%, 4/25/2029‡(b)(l)	1,980	1,990

		3,467

United States — 5.3%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 2.71%, 2/25/2035(l)	1,421	1,471
Series 2004-4, Class 4A1, 2.79%, 3/25/2035(l)	2,578	2,666
Series 2005-2, Class 3A1, 2.98%, 6/25/2035(l)	736	750
Alternative Loan Trust
Series 2004-28CB, Class 4A1, 5.00%, 1/25/2020	6	6
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	3	3
Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	84	80
Series 2005-85CB, Class 3A2, 5.25%, 2/25/2021	161	160
Series 2007-25, Class 2A1, 6.00%, 11/25/2022	60	51
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	124	122
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	373	371
Series 2005-J1, Class 3A1, 6.50%, 8/25/2032	56	57
Series 2004-12CB, Class 2A1, 6.00%, 6/25/2034	315	321
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	4,414	4,470
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	266	267
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	413	417
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	692	697
Series 2004-32CB, Class 2A5, 5.50%, 2/25/2035	2,572	2,548
Series 2005-3CB, Class 1A4, 5.25%, 3/25/2035	67	67
Series 2005-3CB, Class 1A13, 5.50%, 3/25/2035	8,081	8,174
Series 2005-J2, Class 1A5, 0.63%, 4/25/2035(l)	5,117	4,195
Series 2005-6CB, Class 1A4, 5.50%, 4/25/2035	3,278	3,204
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	386	383
Series 2005-10CB, Class 1A5, 5.50%, 5/25/2035	3,396	3,176
Series 2005-10CB, Class 1A8, 5.50%, 5/25/2035	1,961	1,965
Series 2005-13CB, Class A4, 5.50%, 5/25/2035	1,381	1,413
Series 2005-21CB, Class A4, 5.25%, 6/25/2035	724	674
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	3,219	3,109
Series 2005-20CB, Class 1A1, 5.50%, 7/25/2035	152	146

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2005-23CB, Class A15, 5.50%, 7/25/2035	1,548	1,498
Series 2005-64CB, Class 1A1, 5.50%, 12/25/2035	585	580
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	1,481	1,469
Series 2005-J14, Class A3, 5.50%, 12/25/2035	311	251
Series 2005-J14, Class A7, 5.50%, 12/25/2035	1,645	1,324
Series 2005-J14, Class A8, 5.50%, 12/25/2035	1,374	1,107
Series 2005-86CB, Class A4, 5.50%, 2/25/2036	378	309
Series 2006-J1, Class 1A13, 5.50%, 2/25/2036	138	127
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	4,354	4,439
Series 2006-4CB, Class 2A5, 5.50%, 4/25/2036	802	761
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	1,452	1,125
Series 2006-19CB, Class A15, 6.00%, 8/25/2036	545	444
Series 2006-25CB, Class A2, 6.00%, 10/25/2036	261	206
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	2,792	2,137
Series 2007-8CB, Class A9, 6.00%, 5/25/2037	188	158
Series 2007-19, Class 1A8, 6.00%, 8/25/2037	163	119
American Home Mortgage Investment Trust
Series 2007-2, Class 12A1, 0.40%, 3/25/2037(l)	5,627	2,887
Series 2005-1, Class 6A, 2.26%, 6/25/2045(l)	136	139
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/2049‡(b)(l)	2,250	2,272
Series 2019-3, Class B1, 4.10%, 5/25/2059‡(b)(l)	7,000	7,118
Series 2019-6, Class B1, 3.94%, 11/25/2059(b)(l)	4,000	4,038
Series 2019-6, Class B3, 6.03%, 11/25/2059‡(b)(l)	1,285	1,180
Angel Oak Mortgage Trust I LLC
Series 2019-2, Class B1, 5.02%, 3/25/2049‡(b)(l)	4,000	4,112
Series 2019-4, Class B1, 4.41%, 7/26/2049(b)(l)	5,000	5,201
Antler Mortgage Trust
Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(b)	1,532	1,535
Arroyo Mortgage Trust
Series 2019-3, Class M1, 4.20%, 10/25/2048‡(b)(l)	3,000	3,135
Banc of America Alternative Loan Trust
Series 2006-4, Class 2A1, 6.00%, 5/25/2021	3	3
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	567	560
Series 2006-4, Class 3CB4, 6.00%, 5/25/2046	609	606
Series 2006-4, Class 4CB1, 6.50%, 5/25/2046	2,066	2,087
Series 2006-5, Class CB7, 6.00%, 6/25/2046	401	391
Banc of America Funding Trust
Series 2007-4, Class 8A1, 5.50%, 11/25/2034	53	45
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	1,691	1,599
Series 2005-7, Class 4A7, 6.00%, 11/25/2035	261	267
Series 2006-A, Class 1A1, 2.75%, 2/20/2036(l)	757	750
Series 2006-2, Class 2A20, 5.75%, 3/25/2036	417	414
Series 2007-5, Class 4A1, 0.50%, 7/25/2037(l)	3,326	2,197
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 3.45%, 2/25/2034(l)	353	358
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	216	217
Bear Stearns ALT-A Trust
Series 2006-8, Class 3A1, 0.45%, 2/25/2034(l)	276	265
Bear Stearns Asset-Backed Securities I Trust
Series 2004-AC5, Class M1, 1.14%, 10/25/2034‡(l)	356	56
Chase Mortgage Finance Trust
Series 2007-A2, Class 3A1, 3.15%, 6/25/2035(l)	3,998	4,094
Series 2006-S3, Class 1A2, 6.00%, 11/25/2036	1,223	809
Series 2006-S4, Class A5, 6.00%, 12/25/2036	923	639
Series 2007-S2, Class 1A8, 6.00%, 3/25/2037	235	169
CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 2.88%, 5/25/2023(b)(l)	4,530	4,467
Series 2018-GT1, Class B, 3.63%, 5/25/2023‡(b)(l)	795	753
CHL Mortgage Pass-Through Trust
Series 2005-20, Class A7, 5.25%, 12/25/2027	130	112
Series 2004-25, Class 2A1, 0.81%, 2/25/2035(l)	2,675	2,516
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	1,715	1,453
Series 2005-31, Class 2A1, 2.53%, 1/25/2036(l)	722	658
Series 2005-30, Class A5, 5.50%, 1/25/2036	167	142
Series 2006-HYB1, Class 2A2C, 2.76%, 3/20/2036(l)	2,549	2,517

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-HYB2, Class 2A1B, 3.03%, 4/20/2036(l)	772	729
Series 2006-J2, Class 1A1, 6.00%, 4/25/2036	103	81
Series 2006-10, Class 1A16, 6.00%, 5/25/2036	1,346	995
Series 2006-15, Class A1, 6.25%, 10/25/2036	95	67
Series 2006-17, Class A2, 6.00%, 12/25/2036	375	258
Series 2006-18, Class 2A4, 6.00%, 12/25/2036	2,206	1,758
Series 2007-2, Class A2, 6.00%, 3/25/2037	140	104
Series 2007-3, Class A18, 6.00%, 4/25/2037	1,061	782
Series 2007-10, Class A4, 5.50%, 7/25/2037	132	93
Series 2007-13, Class A4, 6.00%, 8/25/2037	287	221
Series 2007-16, Class A1, 6.50%, 10/25/2037	2,573	1,897
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	500	291
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A9, 6.00%, 5/25/2037	487	486
Citigroup Mortgage Loan Trust
Series 2005-3, Class 2A2A, 3.09%, 8/25/2035(l)	117	120
Series 2005-11, Class A2A, 2.53%, 10/25/2035(l)	212	218
Series 2006-AR3, Class 1A1A, 3.91%, 6/25/2036(l)	1,276	1,278
Series 2006-AR5, Class 1A5A, 3.28%, 7/25/2036(l)	679	658
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A, 3.01%, 8/25/2035(l)	295	306
Series 2005-6, Class A1, 2.22%, 9/25/2035(l)	422	436
Series 2006-8, Class A3, 0.48%, 10/25/2035(b)(l)	669	430
Series 2005-9, Class 2A2, 5.50%, 11/25/2035	23	21
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2, 2.53%, 4/25/2031‡(b)(l)	7,536	7,559
Series 2019-R01, Class 2M2, 2.58%, 7/25/2031‡(b)(l)	3,013	3,021
Series 2019-R02, Class 1M2, 2.43%, 8/25/2031‡(b)(l)	9,632	9,655
Series 2019-R03, Class 1M2, 2.28%, 9/25/2031(b)(l)	1,151	1,153
Series 2019-R04, Class 2M2, 2.23%, 6/25/2039‡(b)(l)	4,229	4,236
Series 2019-R05, Class 1M2, 2.13%, 7/25/2039‡(b)(l)	3,766	3,771
Series 2019-R06, Class 2M2, 2.23%, 9/25/2039‡(b)(l)	12,348	12,376
Series 2019-R07, Class 1M2, 2.23%, 10/25/2039‡(b)(l)	9,140	9,146
Series 2020-R02, Class 2M2, 2.13%, 1/25/2040(b)(l)	10,000	9,997
Series 2020-R01, Class 1M2, 2.18%, 1/25/2040‡(b)(l)	5,000	5,002
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 11A1, 5.50%, 11/25/2020	581	114
Series 2003-29, Class 3A1, 5.50%, 12/25/2033	251	256
Series 2004-AR4, Class 4A1, 3.04%, 5/25/2034(l)	1,673	1,719
Series 2004-AR4, Class 2A1, 3.27%, 5/25/2034(l)	315	324
Series 2004-AR5, Class 6A1, 3.02%, 6/25/2034(l)	375	392
Series 2004-4, Class 4A1, 5.50%, 8/25/2034	2,529	2,674
Series 2004-8, Class 4A3, 5.50%, 12/25/2034	108	110
Series 2005-4, Class 2A5, 0.68%, 6/25/2035(l)	3,326	2,524
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	379	340
CSFB Mortgage-Backed Trust
Series 2004-AR6, Class 7A1, 2.81%, 10/25/2034(l)	1,035	1,049
CSMC Mortgage-Backed Trust
Series 2006-8, Class 5A1, 5.59%, 10/25/2026(l)	40	40
Series 2007-2, Class 3A13, 5.50%, 3/25/2037	460	361
Series 2007-3, Class 4A5, 5.00%, 4/25/2037	92	91
Deephave Residential Mortgage Trust
Series 2019-2A, Class B1, 4.72%, 4/25/2059‡(b)(l)	7,061	6,883
Series 2019-2A, Class B2, 5.79%, 4/25/2059‡(b)(l)	3,100	2,888
Deephaven Residential Mortgage Trust
Series 2019-1A, Class B1, 5.25%, 1/25/2059‡(b)(l)	4,750	4,720
Series 2019-3A, Class B1, 4.26%, 7/25/2059‡(b)(l)	3,900	3,839

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-3A, Class B2, 5.66%, 7/25/2059‡(b)(l)	6,000	6,141
Series 2019-4A, Class B1, 3.99%, 10/25/2059‡(b)(l)	4,000	4,004
Series 2019-4A, Class B2, 4.92%, 10/25/2059‡(b)(l)	5,250	5,198
Series 2020-1, Class B1, 3.66%, 1/25/2060‡(b)(l)	2,000	2,022
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 5.28%, 2/25/2020(l)	39	39
Series 2005-2, Class 2A1, 0.43%, 3/25/2020(l)	4	4
DSLA Mortgage Loan Trust
Series 2005-AR4, Class 2A1A, 0.39%, 8/19/2045(l)	1,818	1,757
FHLMC STACR REMIC Trust
Series 2020-DNA2, Class M2, 1.98%, 2/25/2050(b)(l)	3,000	2,992
Series 2020-HQA2, Class M2, 3.23%, 3/25/2050(b)(l)	6,228	6,318
Series 2021-DNA1, Class B2, 4.83%, 1/25/2051(b)(l)	8,000	8,060
FHLMC STACR Trust
Series 2018-DNA2, Class M2, 2.28%, 12/25/2030‡(b)(l)	11,100	11,135
Series 2018-HQA2, Class M2, 2.43%, 10/25/2048(b)(l)	7,260	7,283
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M2, 3.38%, 7/25/2029(l)	2,874	2,963
Series 2017-DNA2, Class M2, 3.58%, 10/25/2029(l)	4,000	4,129
Series 2017-DNA3, Class B1, 4.58%, 3/25/2030(l)	3,000	3,143
Series 2018-HQA1, Class M2, 2.43%, 9/25/2030(l)	14,561	14,607
FHLMC, REMIC
Series 4068, Class DS, IF, IO, 5.87%, 6/15/2042(l)	3,251	590
Series 4097, Class ES, IF, IO, 5.97%, 8/15/2042(l)	4,890	862
Series 4103, Class SB, IF, IO, 5.92%, 9/15/2042(l)	5,167	1,059
Series 4425, Class SA, IF, IO, 5.92%, 1/15/2045(l)	5,635	1,008
Series 4594, Class SG, IF, IO, 5.87%, 6/15/2046(l)	4,804	1,102
Series 4606, Class SB, IF, IO, 5.87%, 8/15/2046(l)	8,847	1,982
Series 4614, Class SK, IF, IO, 5.87%, 9/15/2046(l)	15,708	3,610
Series 4616, Class HS, IF, IO, 5.87%, 9/15/2046(l)	6,110	1,155
Series 4703, Class SA, IF, IO, 6.02%, 7/15/2047(l)	9,183	1,931
Series 4718, Class SD, IF, IO, 6.02%, 9/15/2047(l)	5,027	855
Series 4768, Class SG, IF, IO, 6.07%, 3/15/2048(l)	3,945	673
Series 4820, Class ES, IF, IO, 6.07%, 3/15/2048(l)	3,143	484
Series 4834, Class SA, IF, IO, 6.02%, 10/15/2048(l)	6,766	991
Series 4937, Class MS, IF, IO, 5.92%, 12/25/2049(l)	9,631	1,863
Series 4839, Class WS, IF, IO, 5.97%, 8/15/2056(l)	9,787	2,155
FHLMC, STRIPS
Series 264, Class S1, IF, IO, 5.82%, 7/15/2042(l)	3,321	564
Series 274, Class S1, IF, IO, 5.87%, 8/15/2042(l)	4,424	743
Series 278, Class S1, IF, IO, 5.92%, 9/15/2042(l)	4,144	679
Series 279, Class S6, IF, IO, 5.92%, 9/15/2042(l)	3,166	532
Series 300, Class S1, IF, IO, 5.97%, 1/15/2043(l)	3,864	654
Series 311, Class S1, IF, IO, 5.82%, 8/15/2043(l)	2,197	410
Series 316, Class S7, IF, IO, 5.97%, 11/15/2043(l)	3,507	603
Series 326, Class S2, IF, IO, 5.82%, 3/15/2044(l)	4,572	883
Series 336, Class S1, IF, IO, 5.92%, 8/15/2044(l)	3,006	611
Series 337, Class S1, IF, IO, 5.92%, 9/15/2044(l)	2,306	440
Series 356, Class S5, IF, IO, 5.87%, 9/15/2047(l)	13,459	2,921
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	27	23
FNMA, Connecticut Avenue Securities
Series 2017-C01, Class 1B1, 5.88%, 7/25/2029(l)	1,820	1,979
Series 2017-C05, Class 1M2, 2.33%, 1/25/2030(l)	9,801	9,859
Series 2017-C06, Class 1M2, 2.78%, 2/25/2030(l)	2,969	2,999
Series 2017-C07, Class 2M2, 2.63%, 5/25/2030(l)	1,890	1,901
Series 2018-C01, Class 1M2, 2.38%, 7/25/2030(l)	6,542	6,576
Series 2018-C02, Class 2M2, 2.33%, 8/25/2030(l)	326	326
Series 2018-C03, Class 1M2, 2.28%, 10/25/2030(l)	4,485	4,490
Series 2018-C04, Class 2M2, 2.68%, 12/25/2030(l)	10,966	11,049
Series 2018-C05, Class 1M2, 2.48%, 1/25/2031(l)	6,282	6,317

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FNMA, REMIC
Series 2011-126, Class SM, IF, IO, 5.80%, 12/25/2041(l)	4,088	625
Series 2012-20, Class SL, IF, IO, 6.32%, 3/25/2042(l)	4,839	920
Series 2012-35, Class SN, IF, IO, 6.32%, 4/25/2042(l)	5,126	1,092
Series 2012-75, Class DS, IF, IO, 5.82%, 7/25/2042(l)	4,985	897
Series 2012-128, Class MS, IF, IO, 6.02%, 11/25/2042(l)	1,912	428
Series 2013-124, Class SB, IF, IO, 5.82%, 12/25/2043(l)	5,408	1,102
Series 2013-136, Class SB, IF, IO, 5.77%, 1/25/2044(l)	5,518	911
Series 2015-35, Class SA, IF, IO, 5.47%, 6/25/2045(l)	5,206	846
Series 2015-37, Class ST, IF, IO, 5.49%, 6/25/2045(l)	4,762	927
Series 2016-1, Class SJ, IF, IO, 6.02%, 2/25/2046(l)	11,912	2,163
Series 2016-77, Class SA, IF, IO, 5.85%, 10/25/2046(l)	4,320	736
Series 2017-1, Class SA, IF, IO, 5.92%, 2/25/2047(l)	4,577	978
Series 2017-16, Class SM, IF, IO, 5.92%, 3/25/2047(l)	2,806	569
Series 2017-37, Class AS, IF, IO, 5.97%, 5/25/2047(l)	13,021	2,744
Series 2018-14, Class SA, IF, IO, 6.07%, 3/25/2048(l)	8,952	1,717
Series 2018-15, Class JS, IF, IO, 6.07%, 3/25/2048(l)	5,487	951
Series 2018-16, Class SN, IF, IO, 6.10%, 3/25/2048(l)	2,310	370
Series 2018-27, Class SE, IF, IO, 6.07%, 5/25/2048(l)	3,679	793
Series 2018-60, Class SK, IF, IO, 5.55%, 8/25/2048(l)	4,067	804
Series 2018-73, Class SC, IF, IO, 6.07%, 10/25/2048(l)	8,640	1,577
Series 2019-9, Class SM, IF, IO, 5.92%, 3/25/2049(l)	5,453	808
Series 2019-20, Class BS, IF, IO, 5.90%, 5/25/2049(l)	2,104	265
Fremont Home Loan Trust
Series 2004-A, Class M1, 0.96%, 1/25/2034‡(l)	2,623	2,589
GCAT LLC
Series 2019-NQM1, Class M1, 3.85%, 2/25/2059‡(b)(l)	2,500	2,529
GCAT Trust
Series 2019-NQM2, Class M1, 3.31%, 9/25/2059‡(b)(l)	10,000	10,254
Series 2019-NQM2, Class B1, 4.01%, 9/25/2059‡(b)(l)	5,000	5,088
Series 2020-NQM1, Class B1, 3.64%, 1/25/2060‡(b)(l)	3,000	2,974
GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A, 3.46%, 8/19/2034(l)	359	342
Series 2005-AR1, Class 3A, 3.84%, 3/18/2035(l)	138	133
GNMA
Series 2014-25, Class HS, IF, IO, 5.97%, 2/20/2044(l)	3,360	742
Series 2015-124, Class SB, IF, IO, 6.12%, 9/20/2045(l)	6,033	1,214
Series 2015-149, Class GS, IF, IO, 6.12%, 10/20/2045(l)	5,455	1,264
Series 2016-111, Class SA, IF, IO, 5.97%, 8/20/2046(l)	2,948	632
Series 2016-120, Class NS, IF, IO, 5.97%, 9/20/2046(l)	8,070	1,622
Series 2017-11, Class AS, IF, IO, 5.97%, 1/20/2047(l)	3,439	695
Series 2017-55, Class AS, IF, IO, 6.02%, 4/20/2047(l)	2,546	433
Series 2017-56, Class SC, IF, IO, 6.02%, 4/20/2047(l)	5,090	914
Series 2017-68, Class SA, IF, IO, 6.02%, 5/20/2047(l)	4,900	998
Series 2017-67, Class ST, IF, IO, 6.07%, 5/20/2047(l)	8,427	1,849

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-80, Class AS, IF, IO, 6.07%, 5/20/2047(l)	4,993	900
Series 2017-75, Class SD, IF, IO, 6.07%, 5/20/2047(l)	2,106	356
Series 2017-93, Class SE, IF, IO, 6.07%, 6/20/2047(l)	3,659	707
Series 2017-107, Class SL, IF, IO, 6.07%, 7/20/2047(l)	9,847	2,020
Series 2017-112, Class S, IF, IO, 6.07%, 7/20/2047(l)	8,199	1,418
Series 2017-120, Class QS, IF, IO, 6.07%, 8/20/2047(l)	4,336	764
Series 2017-141, Class QS, IF, IO, 6.07%, 9/20/2047(l)	9,590	1,650
Series 2017-134, Class SB, IF, IO, 6.07%, 9/20/2047(l)	4,599	729
Series 2017-149, Class QS, IF, IO, 6.07%, 10/20/2047(l)	4,913	917
Series 2018-1, Class ST, IF, IO, 6.07%, 1/20/2048(l)	9,787	1,958
Series 2018-11, Class SA, IF, IO, 6.07%, 1/20/2048(l)	6,337	886
Series 2018-6, Class CS, IF, IO, 6.07%, 1/20/2048(l)	3,178	661
Series 2018-36, Class SG, IF, IO, 6.07%, 3/20/2048(l)	9,160	1,857
Series 2018-63, Class SB, IF, IO, 6.07%, 4/20/2048(l)	1,847	326
Series 2018-64, Class GS, IF, IO, 6.07%, 5/20/2048(l)	7,039	994
Series 2018-65, Class SE, IF, IO, 6.07%, 5/20/2048(l)	7,750	1,310
Series 2018-92, Class SH, IF, IO, 6.07%, 7/20/2048(l)	4,256	763
Series 2018-115, Class DS, IF, IO, 6.07%, 8/20/2048(l)	10,732	1,827
Series 2018-126, Class CS, IF, IO, 6.07%, 9/20/2048(l)	6,665	1,045
Series 2018-146, Class S, IF, IO, 6.02%, 10/20/2048(l)	5,427	833
Series 2018-147, Class SD, IF, IO, 6.02%, 10/20/2048(l)	12,839	2,130
Series 2018-168, Class SA, IF, IO, 5.97%, 12/20/2048(l)	5,003	719
Series 2019-23, Class JS, IF, IO, 5.92%, 2/20/2049(l)	6,627	903
Series 2019-16, Class SB, IF, IO, 5.92%, 2/20/2049(l)	8,940	1,422
Series 2019-22, Class SM, IF, IO, 5.92%, 2/20/2049(l)	20,048	3,735
Series 2019-41, Class CS, IF, IO, 5.92%, 3/20/2049(l)	8,624	1,225
Series 2019-30, Class SA, IF, IO, 5.92%, 3/20/2049(l)	10,360	1,671
Series 2019-38, Class SN, IF, IO, 5.92%, 3/20/2049(l)	9,141	1,768
Series 2019-42, Class SJ, IF, IO, 5.92%, 4/20/2049(l)	9,396	1,465
Series 2019-56, Class GS, IF, IO, 6.02%, 5/20/2049(l)	5,518	823
Series 2019-69, Class DS, IF, IO, 5.97%, 6/20/2049(l)	6,133	921
Series 2019-70, Class SM, IF, IO, 5.97%, 6/20/2049(l)	6,099	1,134
Series 2020-76, Class SL, IF, IO, 6.02%, 5/20/2050(l)	7,951	1,961
GSMSC Pass-Through Trust
Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(b)(l)	1,329	602
GSR Mortgage Loan Trust
Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	259	272
Series 2005-1F, Class 2A3, 6.00%, 2/25/2035	202	194
Series 2005-AR3, Class 6A1, 3.47%, 5/25/2035(l)	96	94
Series 2005-AR4, Class 3A5, 3.45%, 7/25/2035(l)	1,694	1,504
Series 2005-6F, Class 3A18, 5.50%, 7/25/2035	1,005	1,064
Series 2005-AR7, Class 6A1, 2.90%, 11/25/2035(l)	909	917
Series 2006-1F, Class 2A16, 6.00%, 2/25/2036	742	538
Series 2006-1F, Class 2A9, 6.00%, 2/25/2036	1,202	871

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-9F, Class 3A1, 6.25%, 10/25/2036	618	619
Series 2007-1F, Class 3A13, 6.00%, 1/25/2037	303	264
HarborView Mortgage Loan Trust
Series 2005-11, Class 2A1A, 0.75%, 8/19/2045(l)	217	215
Homeward Opportunities Fund I Trust
Series 2019-1, Class M1, 3.95%, 1/25/2059‡(b)(l)	2,000	2,051
Series 2019-1, Class B1, 4.80%, 1/25/2059‡(b)(l)	1,850	1,874
Series 2019-3, Class B1, 4.02%, 11/25/2059‡(b)(l)	4,970	5,082
Impac CMB Trust
Series 2004-5, Class 1A1, 0.85%, 10/25/2034(l)	468	488
Series 2004-6, Class 1A2, 0.91%, 10/25/2034(l)	1,062	1,070
Series 2004-5, Class 1M2, 1.00%, 10/25/2034‡(l)	170	169
Series 2004-7, Class 1A2, 1.05%, 11/25/2034(l)	545	558
Series 2004-9, Class 1A1, 0.89%, 1/25/2035(l)	2,115	2,151
Series 2004-10, Class 2A, 0.77%, 3/25/2035(l)	676	642
Series 2004-10, Class 3A1, 0.83%, 3/25/2035(l)	2,204	2,170
Series 2005-1, Class 1A1, 0.65%, 4/25/2035(l)	419	420
Series 2005-1, Class 1A2, 0.75%, 4/25/2035(l)	513	512
Series 2005-2, Class 1A2, 0.75%, 4/25/2035(l)	451	446
Series 2005-4, Class 1A1A, 0.67%, 5/25/2035(l)	322	329
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A4, 3.75%, 8/25/2033	251	247
Impac Secured Assets Trust
Series 2007-3, Class A1B, 0.37%, 9/25/2037(l)	2,423	2,093
Series 2007-3, Class A1C, 0.49%, 9/25/2037(l)	4,060	3,441
IndyMac INDX Mortgage Loan Trust
Series 2005-AR3, Class 3A1, 3.16%, 4/25/2035(l)	317	323
Series 2005-AR14, Class 2A1A, 0.73%, 7/25/2035(l)	1,028	976
Series 2007-AR21, Class 6A1, 2.88%, 9/25/2037(l)	5,374	4,522
JP Morgan Alternative Loan Trust
Series 2006-A2, Class 1A1, 0.49%, 5/25/2036(l)	3,274	3,098
JP Morgan Mortgage Trust
Series 2006-S2, Class 2A1, 5.00%, 6/25/2021	29	22
Series 2006-S3, Class 2A4, 5.50%, 8/25/2021	10	10
Series 2007-S3, Class 2A3, 6.00%, 8/25/2022	12	13
Series 2004-A6, Class 1A1, 2.79%, 12/25/2034(l)	108	109
Series 2005-A3, Class 6A6, 3.78%, 6/25/2035(l)	317	323
Series 2007-A1, Class 2A2, 2.84%, 7/25/2035(l)	237	244
Series 2005-A6, Class 1A2, 2.96%, 9/25/2035(l)	274	279
Series 2005-A8, Class 1A1, 2.92%, 11/25/2035(l)	128	118
Series 2005-A8, Class 4A1, 3.00%, 11/25/2035(l)	1,686	1,566
Series 2006-A7, Class 2A4, 3.09%, 1/25/2037(l)	622	582
Series 2007-S1, Class 2A17, 0.46%, 3/25/2037(l)	4,502	1,353
Legacy Mortgage Asset Trust
Series 2021-GS1, Class A2, 3.80%, 10/25/2066(b)(i)	2,000	2,000
Lehman Mortgage Trust
Series 2005-2, Class 2A5, 5.50%, 12/25/2035	986	827
Series 2007-7, Class 5A7, 6.50%, 8/25/2037	8,377	5,921
Lehman XS Trust
Series 2005-5N, Class 3A1A, 0.43%, 11/25/2035(l)	3,969	3,948
LHOME Mortgage Trust
Series 2019-RTL2, Class A2, 4.34%, 3/25/2024(b)(i)	580	581
Series 2019-RTL3, Class A2, 4.34%, 7/25/2024(b)(i)	1,340	1,338
MASTR Alternative Loan Trust
Series 2006-3, Class 3A1, 5.50%, 6/25/2021	89	102
Series 2004-8, Class 1A1, 6.50%, 9/25/2034	342	361
Series 2004-12, Class 3A1, 6.00%, 12/25/2034	866	901
Series 2005-3, Class 1A1, 5.50%, 4/25/2035	247	250
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	246	178
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	562	512
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A1, 2.25%, 4/25/2035(l)	69	69
Series 2005-1, Class 2A2, 2.25%, 4/25/2035(l)	218	216
Series 2006-1, Class 2A1, 2.22%, 2/25/2036(l)	1,028	1,074

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	249		165
Morgan Stanley Mortgage Loan Trust
Series 2006-2, Class 1A, 5.25%, 2/25/2021	578		573
Series 2004-8AR, Class 4A1, 2.70%, 10/25/2034(l)	764		811
Series 2004-9, Class 1A, 5.43%, 11/25/2034(l)	556		605
Series 2005-4, Class 1A, 5.00%, 8/25/2035	22		22
MortgageIT Trust
Series 2005-3, Class A1, 0.73%, 8/25/2035(l)	2,277		2,284
Series 2005-5, Class A1, 0.65%, 12/25/2035(l)	313		315
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class M1, 4.27%, 4/25/2049‡(b)(l)	2,000		2,084
Series 2019-NQM4, Class B1, 3.74%, 9/25/2059‡(b)(l)	2,500		2,544
Series 2019-NQM4, Class B2, 5.01%, 9/25/2059‡(b)(l)	4,000		3,850
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059‡(b)(l)	2,041		2,063
Series 2020-NQM1, Class M1, 3.21%, 1/26/2060‡(b)(l)	3,600		3,661
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-WF1, Class 2A5, 5.16%, 3/25/2035(i)	9		9
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-4, Class 1A2, 0.91%, 11/25/2035(l)	136		137
Series 2005-5, Class 1APT, 0.69%, 12/25/2035(l)	1,555		1,539
Opteum Mortgage Acceptance Corp. Trust
Series 2006-1, Class 1APT, 0.55%, 4/25/2036(l)	514		476
Series 2006-1, Class 1AC1, 0.73%, 4/25/2036(l)	1,837		1,796
PMT Credit Risk Transfer Trust
Series 2019-2R, Class A, 2.88%, 5/27/2023(b)(l)	551		537
PRPM LLC
Series 2020-2, Class A1, 3.67%, 8/25/2025(b)(i)	3,073		3,104
Series 2020-3, Class A2, 5.07%, 9/25/2025(b)(i)	8,500		8,567
Series 2020-6, Class A2, 4.70%, 11/25/2025(b)(i)	2,350		2,355
RALI Trust
Series 2003-QS20, Class CB, 5.00%, 11/25/2018	3		3
Series 2005-QA5, Class A2, 4.72%, 4/25/2035(l)	1,547		1,533
Series 2005-QS17, Class A3, 6.00%, 12/25/2035	838		835
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	1,369		1,379
Series 2006-QS4, Class A2, 6.00%, 4/25/2036	1,493		1,444
Series 2006-QS17, Class A5, 6.00%, 12/25/2036	2,349		2,291
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	4		4
Series 2005-A3, Class A2, 5.50%, 4/25/2035	2,866		2,448
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	1,827		1,667
Series 2005-A14, Class A1, 5.50%, 12/25/2035	155		114
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	3,160		2,347
Series 2007-A5, Class 2A2, 6.00%, 5/25/2037	7,681		6,183
RFMSI Trust
Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	—	(m)	—	(m)
Series 2005-SA1, Class 3A, 2.47%, 3/25/2035(l)	67		68
Series 2005-S7, Class A6, 5.50%, 11/25/2035	106		101
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	1,907		1,844
Series 2006-SA4, Class 2A1, 4.82%, 11/25/2036(l)	1,744		1,685
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class AIO, IO, 0.01%, 7/25/2056(l)	262,272		238
Sequoia Mortgage Trust
Series 2007-3, Class 1A1, 0.53%, 7/20/2036(l)	572		559
Spruce Hill Mortgage Loan Trust
Series 2019-SH1, Class A3, 3.65%, 4/29/2049(b)(l)	1,895		1,921
STACR Trust 2018-DNA3
Series 2018-DNA3, Class M2, 2.23%, 9/25/2048‡(b)(l)	8,000		8,011
Starwood Mortgage Residential Trust
Series 2019-IMC1, Class B1, 5.05%, 2/25/2049(b)(l)	1,599		1,629
Series 2019-1, Class M1, 3.76%, 6/25/2049‡(b)(l)	6,250		6,352
Series 2020-1, Class B1, 3.73%, 2/25/2050‡(b)(l)	5,410		5,499
Series 2020-INV1, Class B2, 4.26%, 11/25/2055‡(b)	1,600		1,604

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-1, Class 1A1, 2.92%, 2/25/2035(l)	313	312
Structured Asset Mortgage Investments II Trust
Series 2005-AR3, Class 1A1, 0.67%, 8/25/2035(l)	2,819	2,972
Series 2007-AR7, Class 1A1, 0.98%, 5/25/2047(l)	3,424	2,726
Toorak Mortgage Corp. Ltd.
Series 2018-1, Class A1, 4.34%, 8/25/2021(b)(i)	3,130	3,139
Verus Securitization Trust
Series 2019-2, Class B1, 4.44%, 5/25/2059‡(b)(l)	1,700	1,722
Series 2019-INV2, Class M1, 3.50%, 7/25/2059‡(b)(l)	2,000	2,053
Series 2019-INV2, Class B1, 4.45%, 7/25/2059‡(b)(l)	2,000	1,974
Series 2019-INV3, Class B1, 3.73%, 11/25/2059‡(b)(l)	5,000	5,045
Series 2019-INV1, Class B1, 4.99%, 12/25/2059‡(b)	4,100	4,158
Series 2020-1, Class M1, 3.02%, 1/25/2060‡(b)(l)	1,700	1,737
Series 2021-R1, Class B1, 3.20%, 10/25/2063(b)(l)	2,000	2,013
Series 2021-R1, Class B2, 4.20%, 10/25/2063(b)(l)	1,322	1,330
Series 2020-5, Class B1, 3.71%, 5/25/2065‡(b)(l)	2,400	2,437
Series 2020-5, Class B2, 4.71%, 5/25/2065‡(b)(l)	1,400	1,424
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR11, Class A, 2.81%, 10/25/2034(l)	909	931
Series 2005-AR5, Class A6, 3.64%, 5/25/2035(l)	1,990	2,058
Series 2005-AR7, Class A3, 2.93%, 8/25/2035(l)	3,063	3,169
Series 2005-AR10, Class 1A3, 3.07%, 9/25/2035(l)	1,718	1,756
Series 2005-AR16, Class 1A1, 2.75%, 12/25/2035(l)	564	570
Series 2005-AR14, Class 1A3, 2.90%, 12/25/2035(l)	1,337	1,365
Series 2005-AR14, Class 1A4, 2.90%, 12/25/2035(l)	892	911
Series 2005-AR18, Class 1A3A, 2.79%, 1/25/2036(l)	59	60
Series 2006-AR2, Class 1A1, 3.14%, 3/25/2036(l)	262	261
Series 2004-AR10, Class A1B, 0.55%, 7/25/2044(l)	771	774
Series 2005-AR15, Class A1A1, 0.65%, 11/25/2045(l)	36	36
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2006-3, Class 5A2, 5.50%, 3/25/2021	320	321
Series 2007-1, Class 2A1, 6.00%, 1/25/2022	380	362
Series 2005-1, Class 1A3, 5.50%, 3/25/2035	738	733
Series 2005-4, Class CB7, 5.50%, 6/25/2035	482	461
Series 2005-10, Class 2A5, 5.75%, 11/25/2035	2,394	2,400
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	756	765
Series 2006-5, Class 2CB5, 6.50%, 7/25/2036	190	171
Series 2007-1, Class 1A7, 0.73%, 2/25/2037(l)	3,329	2,341
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR19, Class A3, 2.81%, 12/25/2036(l)	179	168
Series 2007-15, Class A1, 6.00%, 11/25/2037	225	220

		678,058

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $678,306)		681,525

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.9%
United States — 2.9%
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052(b)	2,500	2,392
Series 2019-BN16, Class F, 3.69%, 2/15/2052(b)(l)	2,000	1,490
Series 2021-BN31, Class E, 1.00%, 2/15/2054(b)(k)(l)	2,500	2,177
Series 2017-BNK5, Class D, 3.08%, 6/15/2060‡(b)(l)	2,000	1,816
Series 2018-BN15, Class E, 3.00%, 11/15/2061(b)	1,000	803
Series 2019-BN18, Class F, 3.33%, 5/15/2062(b)	9,699	5,362
Series 2019-BN24, Class D, 2.50%, 11/15/2062‡(b)	1,000	927
Series 2020-BN25, Class D, 2.50%, 1/15/2063(b)	1,000	937
Series 2020-BN26, Class D, 2.50%, 3/15/2063‡(b)	1,350	1,226
Series 2020-BN28, Class E, 2.50%, 3/15/2063‡(b)	3,000	2,444
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051‡(b)	975	848

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-B9, Class F, 3.75%, 3/15/2052(b)(l)	6,590	3,955
Series 2019-B11, Class D, 3.00%, 5/15/2052‡(b)	4,000	3,797
Series 2020-B21, Class E, 2.00%, 12/17/2053(b)	2,500	2,025
Series 2019-B14, Class E, 2.50%, 12/15/2062(b)	1,415	1,220
Series 2019-B15, Class E, 2.75%, 12/15/2072(b)	4,391	3,955
Series 2019-B15, Class F, 2.75%, 12/15/2072(b)(l)	5,000	3,020
BX
Series 2021-MFM1, Class G, 4.05%, 1/15/2034(b)(l)	750	750
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 1.83%, 11/15/2035‡(b)(l)	455	455
Series 2020-BXLP, Class F, 2.13%, 12/15/2036‡(b)(l)	924	925
Series 2020-VIV2, Class C, 3.54%, 3/9/2044‡(b)(l)	10,590	11,283
BXMT Ltd.
Series 2017-FL1, Class C, 2.08%, 6/15/2035‡(b)(l)	1,500	1,495
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class E, 2.28%, 12/15/2037‡(b)(l)	2,690	2,690
Series 2019-LIFE, Class G, 3.38%, 12/15/2037‡(b)(l)	2,420	2,339
CD Mortgage Trust
Series 2016-CD2, Class C, 4.02%, 11/10/2049(l)	750	776
Series 2017-CD5, Class D, 3.35%, 8/15/2050‡(b)	1,831	1,645
Series 2017-CD6, Class C, 4.27%, 11/13/2050‡(l)	1,371	1,393
Series 2019-CD8, Class F, 3.00%, 8/15/2057(b)	1,500	814
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class D, 4.20%, 11/10/2049‡(b)(l)	1,000	864
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.74%, 1/10/2036‡(b)(l)	2,500	2,659
Series 2019-PRM, Class E, 4.73%, 5/10/2036‡(b)(l)	2,750	2,828
Series 2015-P1, Class D, 3.23%, 9/15/2048‡(b)	2,500	2,133
Series 2016-C1, Class D, 4.95%, 5/10/2049‡(b)(l)	2,225	2,080
Series 2016-P6, Class D, 3.25%, 12/10/2049‡(b)	1,325	1,097
Series 2017-P7, Class B, 4.14%, 4/14/2050‡(l)	910	1,015
Series 2020-GC46, Class E, 2.60%, 2/15/2053(b)	4,500	3,643
Commercial Mortgage Trust
Series 2020-CBM, Class F, 3.63%, 2/10/2037‡(b)(l)	2,750	2,551
Series 2014-CR15, Class C, 4.74%, 2/10/2047(l)	3,375	3,683
Series 2014-LC15, Class D, 4.98%, 4/10/2047‡(b)(l)	1,500	1,503
Series 2014-CR19, Class D, 4.71%, 8/10/2047‡(b)(l)	400	388
Series 2014-UBS5, Class D, 3.50%, 9/10/2047‡(b)	3,100	2,179
Series 2014-LC17, Class D, 3.69%, 10/10/2047(b)	3,250	3,181
Series 2014-CR20, Class D, 3.22%, 11/10/2047‡(b)	4,675	3,850
Series 2015-CR22, Class D, 4.11%, 3/10/2048‡(b)(l)	1,000	997
Series 2015-LC21, Class D, 4.33%, 7/10/2048‡(l)	450	397
Series 2015-CR24, Class D, 3.46%, 8/10/2048(l)	1,134	1,038
Series 2015-CR25, Class D, 3.79%, 8/10/2048‡(l)	2,000	1,756
Series 2015-CR27, Class D, 3.45%, 10/10/2048‡(b)(l)	500	476
Series 2015-LC23, Class D, 3.64%, 10/10/2048(b)(l)	2,750	2,675
Series 2015-LC23, Class E, 3.64%, 10/10/2048(b)(l)	1,500	1,363
Series 2016-CR28, Class D, 3.89%, 2/10/2049‡(l)	1,350	1,377
Credit Suisse Commercial Mortgage Trust
Series 2007-C1, Class AM, 5.42%, 2/15/2040	25	24
CSAIL Commercial Mortgage Trust
Series 2019-C15, Class C, 4.98%, 3/15/2052‡(l)	3,835	4,206
Series 2015-C2, Class B, 4.21%, 6/15/2057(l)	1,000	1,041
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.49%, 8/10/2049‡(b)(l)	1,170	942
FHLMC
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	17,110	2,448
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.29%, 7/25/2023(l)	106,807	689
Series KC03, Class X1, IO, 0.49%, 11/25/2024(l)	64,952	1,049
Series K734, Class X3, IO, 2.17%, 7/25/2026(l)	13,025	1,289
Series KC04, Class X1, IO, 1.25%, 12/25/2026(l)	14,997	798
Series K082, Class X3, IO, 2.21%, 10/25/2028(l)	11,750	1,710
Series K084, Class X3, IO, 2.24%, 11/25/2028(l)	6,000	900

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K094, Class X1, IO, 0.88%, 6/25/2029(l)	39,308	2,622
Series K090, Class X3, IO, 2.31%, 10/25/2029(l)	1,750	288
Series K723, Class X3, IO, 1.92%, 10/25/2034(l)	6,552	301
Series Q012, Class X, IO, 4.23%, 9/25/2035(l)	25,979	6,714
Series K716, Class X3, IO, 1.79%, 8/25/2042(l)	15,656	65
Series K054, Class X3, IO, 1.60%, 4/25/2043(l)	17,000	1,231
Series K067, Class X3, IO, 2.11%, 9/25/2044(l)	34,106	4,179
Series K727, Class X3, IO, 2.00%, 10/25/2044(l)	33,818	2,177
Series K068, Class X3, IO, 2.06%, 10/25/2044(l)	11,050	1,318
Series K059, Class X3, IO, 1.92%, 11/25/2044(l)	24,693	2,402
Series K729, Class X3, IO, 1.97%, 11/25/2044(l)	37,637	2,491
Series K060, Class X3, IO, 1.89%, 12/25/2044(l)	1,000	97
Series K061, Class X3, IO, 1.97%, 12/25/2044(l)	1,544	159
Series K066, Class X3, IO, 2.16%, 8/25/2045(l)	20,000	2,455
Series K728, Class X3, IO, 1.95%, 11/25/2045(l)	8,120	527
Series K071, Class X3, IO, 2.01%, 11/25/2045(l)	5,000	600
Series K087, Class X3, IO, 2.32%, 1/25/2046(l)	18,300	2,873
Series K102, Class X3, IO, 1.89%, 12/25/2046(l)	1,180	167
Series K088, Class X3, IO, 2.35%, 2/25/2047(l)	11,130	1,848
Series K092, Class X3, IO, 2.25%, 5/25/2047(l)	21,150	3,315
Series K094, Class X3, IO, 2.12%, 7/25/2047(l)	14,206	2,192
Series K108, Class X3, IO, 3.49%, 4/25/2048(l)	19,600	5,272
Series 2021-MN1, Class M1, 2.09%, 1/25/2051(b)(l)	750	760
Series 2021-MN1, Class M2, 3.84%, 1/25/2051(b)(l)	11,750	12,473
Series 2021-MN1, Class B1, 7.84%, 1/25/2051(b)(l)	930	1,027
FNMA ACES
Series 2019-M21, Class X2, IO, 1.34%, 2/25/2031(l)	6,502	685
Series 2016-M4, Class X2, IO, 2.66%, 1/25/2039(l)	15,287	865
FNMA, Multi-Family REMIC Trust
Series 2020-M37, Class X, IO, 1.14%, 4/25/2032(l)	29,961	2,398
FREMF Mortgage Trust
Series 2015-KF09, Class B, 5.49%, 5/25/2022(b)(l)	111	111
Series 2015-KF10, Class B, 6.24%, 7/25/2022(b)(l)	405	405
Series 2017-KF31, Class B, 3.04%, 4/25/2024(b)(l)	1,322	1,307
Series 2017-KF32, Class B, 2.69%, 5/25/2024(b)(l)	1,581	1,581
Series 2017-KF38, Class B, 2.64%, 9/25/2024(b)(l)	1,473	1,473
Series 2018-K731, Class C, 3.93%, 2/25/2025(b)(l)	2,000	2,145
Series 2018-KF47, Class B, 2.14%, 5/25/2025(b)(l)	3,292	3,226
Series 2018-KF49, Class B, 2.04%, 6/25/2025(b)(l)	268	265
Series 2019-KF58, Class B, 2.29%, 1/25/2026(b)(l)	1,792	1,787
Series 2019-KC03, Class B, 4.37%, 1/25/2026(b)(l)	2,304	2,390
Series 2019-KF62, Class B, 2.19%, 4/25/2026(b)(l)	2,041	2,027
Series 2017-KF33, Class B, 2.69%, 6/25/2027(b)(l)	567	564
Series 2017-KF40, Class B, 2.84%, 11/25/2027(b)(l)	1,428	1,407
Series 2018-KF43, Class B, 2.29%, 1/25/2028(b)(l)	2,537	2,529
Series 2018-KF50, Class B, 2.04%, 7/25/2028(b)(l)	609	597
Series 2018-K82, Class B, 4.13%, 9/25/2028(b)(l)	1,460	1,651
Series 2019-KF59, Class B, 2.49%, 2/25/2029(b)(l)	3,391	3,391
Series 2019-KG01, Class B, 4.16%, 4/25/2029(b)(l)	3,090	3,172
Series 2019-KF63, Class B, 2.49%, 5/25/2029(b)(l)	4,516	4,516
Series 2017-K67, Class C, 3.94%, 9/25/2049(b)(l)	730	799
Series 2017-K729, Class B, 3.68%, 11/25/2049(b)(l)	1,400	1,504
Series 2017-K63, Class C, 3.87%, 2/25/2050(b)(l)	1,380	1,489
Series 2017-K71, Class B, 3.75%, 11/25/2050(b)(l)	1,280	1,413
Series 2017-K71, Class C, 3.75%, 11/25/2050(b)(l)	1,065	1,155
Series 2019-K87, Class C, 4.32%, 1/25/2051(b)(l)	2,000	2,248
Series 2018-K74, Class B, 4.09%, 2/25/2051(b)(l)	2,445	2,748
Series 2018-K75, Class B, 3.97%, 4/25/2051(b)(l)	1,235	1,384
Series 2019-K103, Class B, 3.45%, 12/25/2051(b)(l)	970	1,061

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-K103, Class C, 3.45%, 12/25/2051(b)(l)	400	421
Series 2020-K737, Class B, 3.30%, 1/25/2053(b)(l)	1,000	1,078
Series 2020-K737, Class C, 3.30%, 1/25/2053(b)(l)	1,470	1,540
Series 2019-K96, Class B, 3.81%, 8/25/2056(b)(l)	1,915	2,137
GNMA
Series 2012-44, IO, 0.10%, 3/16/2049(l)	8,808	34
Series 2015-86, IO, 0.59%, 5/16/2052(l)	18,167	544
Series 2013-7, IO, 0.33%, 5/16/2053(l)	57,528	846
Series 2012-89, IO, 0.40%, 12/16/2053(l)	10,217	78
Series 2014-186, IO, 0.68%, 8/16/2054(l)	14,826	470
Series 2013-178, IO, 0.39%, 6/16/2055(l)	4,759	83
Series 2015-33, IO, 0.67%, 2/16/2056(l)	10,383	376
Series 2015-59, IO, 0.92%, 6/16/2056(l)	4,654	185
Series 2015-172, IO, 0.73%, 3/16/2057(l)	3,904	142
Series 2016-40, IO, 0.67%, 7/16/2057(l)	14,798	561
Series 2016-157, IO, 0.90%, 11/16/2057(l)	18,174	1,078
Series 2016-71, Class QI, IO, 0.92%, 11/16/2057(l)	88,772	4,749
Series 2016-155, IO, 0.83%, 2/16/2058(l)	29,714	1,700
Series 2016-151, IO, 1.04%, 6/16/2058(l)	67,805	4,293
Series 2017-54, IO, 0.58%, 12/16/2058(l)	12,631	623
Series 2017-86, IO, 0.78%, 5/16/2059(l)	4,073	228
Series 2017-148, IO, 0.61%, 7/16/2059(l)	15,828	807
Series 2017-69, IO, 0.81%, 7/16/2059(l)	2,053	113
Series 2019-53, Class IA, IO, 0.73%, 6/16/2061(l)	11,552	798
Series 2020-28, IO, 0.86%, 11/16/2061(l)	15,758	1,131
Series 2020-145, IO, 0.73%, 3/16/2063(l)	57,881	4,175
GS Mortgage Securities Trust
Series 2006-GG8, Class AJ, 5.62%, 11/10/2039	1,769	593
Series 2012-GCJ9, Class D, 4.74%, 11/10/2045‡(b)(l)	500	503
Series 2013-GC12, Class E, 3.25%, 6/10/2046‡(b)	800	617
Series 2013-GC12, Class D, 4.45%, 6/10/2046‡(b)(l)	750	664
Series 2015-GC32, Class E, 4.34%, 7/10/2048(b)(l)	2,500	1,384
Series 2015-GC34, Class D, 2.98%, 10/10/2048‡	1,380	1,030
Series 2017-GS5, Class D, 3.51%, 3/10/2050‡(b)(l)	900	879
Series 2017-GS6, Class D, 3.24%, 5/10/2050(b)	1,750	1,629
Series 2015-GC30, Class D, 3.38%, 5/10/2050‡	1,250	1,202
Series 2019-GC40, Class E, 3.00%, 7/10/2052(b)	2,250	2,013
Series 2019-GC42, Class D, 2.80%, 9/1/2052‡(b)	2,000	1,899
Jackson Park Trust
Series 2019-LIC, Class E, 3.24%, 10/14/2039‡(b)(l)	3,625	3,477
Series 2019-LIC, Class F, 3.24%, 10/14/2039‡(b)(l)	4,170	3,675
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class D, 4.89%, 1/15/2047‡(b)(l)	1,250	1,228
Series 2016-C1, Class D2, 4.24%, 3/15/2049‡(b)(l)	1,465	1,340
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class D, 3.46%, 8/15/2049(b)(l)	2,500	2,060
KNDL Mortgage Trust
Series 2019-KNSQ, Class E, 1.93%, 5/15/2036‡(b)(l)	2,040	2,043
LB Commercial Mortgage Trust
Series 2007-C3, Class AJ, 6.06%, 7/15/2044(l)	327	323
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(l)	5,538	3,197
Series 2007-C6, Class AJ, 6.24%, 7/15/2040(l)	1,348	1,295
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class G, 4.50%, 8/15/2045‡(b)	1,500	1,340
Series 2014-C14, Class D, 5.05%, 2/15/2047‡(b)(l)	3,750	3,941
Series 2014-C15, Class D, 4.90%, 4/15/2047‡(b)(l)	365	370
Series 2015-C24, Class D, 3.26%, 5/15/2048(b)	1,000	962
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040‡(b)(l)	730	694
Series 2006-T23, Class D, 6.19%, 8/12/2041‡(b)(l)	1,570	1,571
Series 2007-HQ11, Class B, 5.54%, 2/12/2044‡(l)	53	52
Series 2019-L2, Class D, 3.00%, 3/15/2052‡(b)	7,075	6,308

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-L2, Class E, 3.00%, 3/15/2052‡(b)	2,575	1,942
MRCD MARK Mortgage Trust
Series 2019-PARK, Class F, 2.72%, 12/15/2036‡(b)	10,000	9,617
Series 2019-PARK, Class G, 2.72%, 12/15/2036‡(b)	4,000	3,723
Series 2019-PARK, Class J, 4.25%, 12/15/2036‡(b)	17,000	15,707
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M7, 1.83%, 10/15/2049‡(b)(l)	541	537
Series 2019-01, Class M10, 3.38%, 10/15/2049‡(b)(l)	4,900	4,965
Series 2020-01, Class M10, 3.88%, 3/25/2050(b)(l)	7,836	8,177
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048(b)(l)	5,183	5,457
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(b)(l)	313	325
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(b)(l)	451	464
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 1.30%, 2/15/2040(b)(k)(l)	3,000	3,000
Series 2021-SAVE, Class E, 3.80%, 2/15/2040‡(b)(k)(l)	2,000	2,000
Series 2015-C28, Class D, 4.09%, 5/15/2048(l)	2,040	2,003
Series 2018-C43, Class D, 3.00%, 3/15/2051(b)	1,250	1,086
Series 2019-C52, Class XA, IO, 1.62%, 8/15/2052(l)	3,963	419
Series 2015-NXS3, Class D, 3.15%, 9/15/2057‡(b)	1,000	944
WFRBS Commercial Mortgage Trust
Series 2014-C22, Class D, 3.90%, 9/15/2057‡(b)(l)	5,505	4,844

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $381,944)		371,323

ASSET-BACKED SECURITIES — 2.8%
Cayman Islands — 0.0%(f)
BlueMountain CLO Ltd.
Series 2012-2A, Class DR2, 3.12%, 11/20/2028‡(b)(l)	750	739
Series 2018-3A, Class D, 3.47%, 10/25/2030‡(b)(l)	685	684
Voya CLO Ltd.
Series 2016-3A, Class CR, 3.47%, 10/18/2031‡(b)(l)	550	534

		1,957

United States — 2.8%
ABFC Trust
Series 2003-OPT1, Class A1A, 0.95%, 4/25/2033‡(l)	184	178
Series 2004-OPT3, Class M1, 0.88%, 9/25/2033‡(l)	587	576
Series 2004-HE1, Class M1, 1.03%, 3/25/2034‡(l)	1,019	1,012
Series 2005-WF1, Class M1, 0.67%, 11/25/2034‡(l)	399	398
ACC Trust
Series 2019-1, Class B, 4.47%, 10/20/2022(b)	3,145	3,165
Series 2019-1, Class C, 6.41%, 2/20/2024(b)	2,050	2,035
Accredited Mortgage Loan Trust
Series 2004-4, Class M1, 1.00%, 1/25/2035‡(l)	616	598
ACE Securities Corp. Home Equity Loan Trust
Series 2003-FM1, Class M1, 1.42%, 11/25/2032‡(l)	687	693
Series 2003-NC1, Class M1, 1.30%, 7/25/2033‡(l)	360	360
Series 2003-HE1, Class M1, 1.10%, 11/25/2033(l)	906	908
Series 2003-OP1, Class M1, 1.18%, 12/25/2033‡(l)	2,633	2,615
Series 2004-OP1, Class M2, 1.71%, 4/25/2034‡(l)	2,796	2,762
Series 2004-HE4, Class M2, 1.10%, 12/25/2034‡(l)	1,083	1,073
American Credit Acceptance Receivables Trust
Series 2018-3, Class E, 5.17%, 10/15/2024(b)	1,545	1,618
Series 2017-4, Class E, 5.02%, 12/10/2024(b)	420	429
Series 2018-4, Class E, 5.38%, 1/13/2025(b)	725	769
Series 2019-2, Class E, 4.29%, 6/12/2025(b)	480	507
Series 2018-3, Class F, 6.44%, 6/12/2025(b)	1,255	1,328
Series 2018-4, Class F, 6.94%, 10/13/2025(b)	1,045	1,110
Series 2019-1, Class F, 6.06%, 12/12/2025(b)	1,630	1,712
Series 2020-2, Class C, 3.88%, 4/13/2026(b)	1,000	1,063
Series 2019-3, Class F, 5.42%, 5/12/2026(b)	1,210	1,260
Series 2020-2, Class D, 5.65%, 5/13/2026(b)	900	1,005

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-2, Class F, 5.81%, 6/12/2026(b)	510	537
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2002-AR1, Class M1, 1.19%, 9/25/2032‡(l)	299	306
Ameriquest Mortgage Securities, Inc. Asset-Backed Securities
Series 2004-R1, Class A2, 0.73%, 2/25/2034‡(l)	676	640
Series 2004-R1, Class M1, 0.92%, 2/25/2034‡(l)	1,730	1,684
Series 2004-R1, Class M2, 1.00%, 2/25/2034‡(l)	310	301
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-W3, Class A3, 0.95%, 2/25/2034‡(l)	1,229	1,198
Series 2004-W2, Class M2, 2.00%, 4/25/2034‡(l)	461	464
Series 2004-W2, Class M3, 2.23%, 4/25/2034‡(l)	340	342
Series 2004-W7, Class M2, 1.03%, 5/25/2034‡(l)	373	372
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2001-HE3, Class A1, 0.67%, 11/15/2031(l)	1,143	1,124
Series 2003-HE3, Class M2, 3.13%, 6/15/2033‡(l)	28	28
Series 2003-HE4, Class M1, 1.37%, 8/15/2033(l)	1,152	1,161
Series 2003-HE4, Class M2, 3.13%, 8/15/2033‡(l)	604	618
Series 2004-HE2, Class M2, 2.00%, 4/25/2034‡(l)	1,042	1,044
Series 2004-HE7, Class M2, 1.71%, 10/25/2034‡(l)	813	833
Series 2005-HE6, Class M4, 1.09%, 7/25/2035‡(l)	435	436
Bayview Financial Acquisition Trust
Series 2006-D, Class 1A5, 5.67%, 12/28/2036‡(i)	112	128
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE6, Class M2, 2.00%, 8/25/2034‡(l)	1,984	1,983
Series 2004-HE11, Class M2, 1.71%, 12/25/2034‡(l)	597	599
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1, Class A, 1.03%, 12/25/2033‡(l)	349	340
Series 2003-SD1, Class M1, 1.41%, 12/25/2033‡(l)	388	381
Series 2004-HE2, Class M2, 1.93%, 3/25/2034‡(l)	562	574
Series 2003-1, Class M1, 1.78%, 11/25/2042‡(l)	257	265
Series 2004-SD4, Class A1, 1.03%, 8/25/2044‡(l)	992	1,015
CDC Mortgage Capital Trust
Series 2003-HE1, Class M1, 1.48%, 8/25/2033(l)	229	231
Centex Home Equity Loan Trust
Series 2004-A, Class M1, 0.73%, 1/25/2034‡(l)	2,594	2,561
Series 2004-C, Class M2, 0.92%, 6/25/2034‡(l)	479	462
Series 2004-D, Class MV2, 1.17%, 9/25/2034‡(l)	167	168
Series 2004-D, Class MF2, 6.06%, 9/25/2034‡(i)	603	639
Series 2004-D, Class MF3, 6.26%, 9/25/2034‡(i)	1,640	1,719
Chase Funding Loan Acquisition Trust
Series 2004-OPT1, Class M2, 1.63%, 6/25/2034‡(l)	332	332
Chase Funding Trust
Series 2003-5, Class 1M2, 5.64%, 9/25/2032‡(l)	131	131
Series 2003-4, Class 2M1, 1.03%, 3/25/2033‡(l)	62	61
Series 2004-1, Class 1M1, 4.73%, 5/25/2033‡	841	874
Series 2003-4, Class 1A5, 5.07%, 5/25/2033‡(i)	842	878
Series 2004-1, Class 2M1, 0.88%, 9/25/2033‡(l)	173	172
Series 2003-6, Class 2A2, 0.71%, 11/25/2034‡(l)	2,061	1,970
Series 2003-6, Class 2M1, 0.88%, 11/25/2034‡(l)	887	891
Series 2004-2, Class 1M1, 5.70%, 2/26/2035‡(l)	1,803	1,879
CHEC Loan Trust
Series 2004-1, Class M1, 1.03%, 7/25/2034‡(b)(l)	825	810
Citifinancial Mortgage Securities, Inc.
Series 2004-1, Class AF4, 5.07%, 4/25/2034‡(i)	2,488	2,599
Citigroup Mortgage Loan Trust, Inc.
Series 2005-OPT1, Class M4, 1.18%, 2/25/2035‡(l)	176	172
Series 2005-WF2, Class AF7, 5.25%, 8/25/2035‡(i)	36	35
Conn’s Receivables Funding LLC
Series 2019-A, Class B, 4.36%, 10/16/2023‡(b)	619	622
Series 2019-A, Class C, 5.29%, 10/16/2023‡(b)	918	910
Series 2019-B, Class B, 3.62%, 6/17/2024‡(b)	920	923
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2020-9, Class PT, 8.18%, 4/15/2045(b)(l)	5,821	5,573
Series 2020-8, Class PT, HB, 23.67%, 4/17/2045(b)(l)	2,271	2,212

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 1.26%, 12/25/2032‡(l)	441	441
Series 2004-2, Class M1, 0.88%, 5/25/2034‡(l)	2,587	2,573
Series 2004-3, Class M1, 0.88%, 6/25/2034‡(l)	427	416
Series 2004-3, Class M2, 0.96%, 6/25/2034‡(l)	397	390
Series 2004-BC4, Class M1, 1.18%, 11/25/2034‡(l)	110	111
Series 2004-ECC2, Class M2, 1.10%, 12/25/2034‡(l)	269	270
Series 2005-AB4, Class 2A1, 0.67%, 3/25/2036‡(l)	1,522	1,441
Countrywide Partnership Trust
Series 2004-EC1, Class M2, 1.08%, 1/25/2035‡(l)	520	507
Credit Acceptance Auto Loan Trust
Series 2019-3A, Class B, 2.86%, 1/16/2029(b)	1,500	1,570
Credit-Based Asset Servicing and Securitization LLC
Series 2004-CB2, Class M1, 0.91%, 7/25/2033‡(l)	1,025	1,003
Series 2003-CB6, Class M1, 1.18%, 12/25/2033‡(l)	1,759	1,769
CWABS Asset-Backed Certificates Trust
Series 2005-11, Class AF6, 5.05%, 2/25/2036‡(l)	305	311
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M3, 1.10%, 2/25/2034‡(l)	846	845
Series 2004-1, Class M2, 0.96%, 3/25/2034‡(l)	471	469
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M2, 1.14%, 7/25/2034‡(l)	1,145	1,149
Series 2004-6, Class M2, 1.10%, 10/25/2034‡(l)	454	447
DT Auto Owner Trust
Series 2018-2A, Class E, 5.54%, 6/16/2025(b)	685	712
Series 2018-3A, Class E, 5.33%, 11/17/2025(b)	2,732	2,891
Series 2019-1A, Class E, 4.94%, 2/17/2026(b)	3,690	3,890
Series 2019-2A, Class E, 4.46%, 5/15/2026(b)	4,167	4,358
Series 2019-3A, Class E, 3.85%, 8/17/2026(b)	3,900	4,087
Exeter Automobile Receivables Trust
Series 2018-2A, Class E, 5.33%, 5/15/2025(b)	1,300	1,376
Series 2018-4A, Class E, 5.38%, 7/15/2025(b)	1,050	1,121
Series 2019-3A, Class D, 3.11%, 8/15/2025(b)	2,385	2,482
Series 2019-1A, Class E, 5.20%, 1/15/2026(b)	4,340	4,653
Series 2019-2A, Class E, 4.68%, 5/15/2026(b)	10,840	11,552
Series 2019-3A, Class E, 4.00%, 8/17/2026(b)	2,333	2,454
Series 2020-1A, Class E, 3.74%, 1/15/2027(b)	2,690	2,812
Finance America Mortgage Loan Trust
Series 2004-3, Class M2, 1.08%, 11/25/2034‡(l)	139	132
First Franklin Mortgage Loan Asset-Backed Certificates
Series 2004-FF3, Class M1, 0.96%, 5/25/2034‡(l)	523	517
First Franklin Mortgage Loan Trust
Series 2003-FF5, Class M1, 1.03%, 3/25/2034‡(l)	2,628	2,615
Series 2004-FF5, Class A1, 0.85%, 8/25/2034‡(l)	1,363	1,361
Series 2005-FF10, Class A1, 0.73%, 11/25/2035‡(l)	6,118	5,998
Series 2006-FF8, Class IIA3, 0.43%, 7/25/2036‡(l)	71	71
Flagship Credit Auto Trust
Series 2016-3, Class E, 6.25%, 10/15/2023(b)	1,460	1,493
Ford Credit Auto Owner Trust
Series 2020-B, Class A2, 0.50%, 2/15/2023	251	251
Series 2020-C, Class A2, 0.25%, 10/15/2023	105	105
Series 2019-B, Class A3, 2.23%, 10/15/2023	152	154
Series 2017-1, Class A, 2.62%, 8/15/2028(b)	150	154
FREED ABS Trust
Series 2019-1, Class B, 3.87%, 6/18/2026‡(b)	1,546	1,562
Series 2019-1, Class C, 5.39%, 6/18/2026‡(b)	1,760	1,802
Fremont Home Loan Trust
Series 2003-A, Class M1, 1.10%, 8/25/2033‡(l)	1,372	1,337
Series 2002-1, Class M1, 1.38%, 8/25/2033‡(l)	1,316	1,323
Series 2004-B, Class M2, 1.08%, 5/25/2034‡(l)	363	367
Series 2004-2, Class M2, 1.06%, 7/25/2034(l)	329	330
Series 2004-C, Class M1, 1.10%, 8/25/2034‡(l)	628	610
Series 2004-D, Class M1, 1.00%, 11/25/2034(l)	1,505	1,492
Series 2004-D, Class M2, 1.03%, 11/25/2034(l)	226	219
GLS Auto Receivables Issuer Trust
Series 2019-1A, Class D, 4.94%, 12/15/2025(b)	540	567
Series 2019-2A, Class D, 4.52%, 2/17/2026(b)	1,000	1,043
GM Financial Automobile Leasing Trust
Series 2020-3, Class A2A, 0.35%, 11/21/2022	71	71

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GSAMP Trust
Series 2003-SEA, Class A1, 0.53%, 2/25/2033‡(l)	724	689
Series 2003-HE1, Class M1, 1.38%, 6/20/2033‡(l)	1,408	1,382
Series 2005-NC1, Class M1, 0.81%, 2/25/2035‡(l)	663	670
Series 2006-FM1, Class A2C, 0.45%, 4/25/2036‡(l)	2,469	1,962
Series 2006-HE4, Class A2C, 0.28%, 6/25/2036‡(l)	113	113
Series 2007-SEA1, Class A, 0.43%, 12/25/2036‡(b)(l)	4,337	4,207
Home Equity Asset Trust
Series 2002-5, Class M1, 1.83%, 5/25/2033‡(l)	2,168	2,179
Series 2003-3, Class M1, 1.42%, 8/25/2033‡(l)	504	503
Series 2004-6, Class M2, 1.03%, 12/25/2034‡(l)	443	441
Home Equity Loan Trust
Series 2007-FRE1, Class 2AV3, 0.36%, 4/25/2037‡(l)	11,818	11,310
Home Equity Mortgage Loan Asset-Backed Trust SPMD
Series 2004-B, Class M2, 1.26%, 11/25/2034‡(l)	353	352
Series 2004-C, Class M1, 0.97%, 3/25/2035‡(l)	5,614	5,498
Series 2004-C, Class M2, 1.03%, 3/25/2035‡(l)	658	620
Hyundai Auto Receivables Trust
Series 2020-C, Class A2, 0.26%, 9/15/2023	156	156
Lendmark Funding Trust
Series 2018-1A, Class C, 5.03%, 12/21/2026‡(b)	1,110	1,157
Long Beach Mortgage Loan Trust
Series 2001-2, Class M1, 0.69%, 7/25/2031‡(l)	174	173
Series 2002-5, Class M1, 1.37%, 11/25/2032‡(l)	1,707	1,700
Series 2003-4, Class M1, 1.15%, 8/25/2033‡(l)	98	97
Series 2004-3, Class M2, 1.03%, 7/25/2034‡(l)	568	563
Series 2004-3, Class M4, 1.74%, 7/25/2034‡(l)	371	369
Series 2004-3, Class M6, 2.27%, 7/25/2034(l)	86	86
Series 2004-4, Class M1, 1.03%, 10/25/2034‡(l)	954	945
Marlette Funding Trust
Series 2017-3A, Class D, 5.03%, 12/15/2024‡(b)	980	983
MASTR Asset-Backed Securities Trust
Series 2003-OPT1, Class M3, 4.25%, 12/25/2032‡(l)	2,003	2,028
Series 2004-OPT2, Class M1, 1.03%, 9/25/2034‡(l)	328	326
Series 2004-OPT2, Class M2, 1.10%, 9/25/2034‡(l)	602	585
Series 2005-NC1, Class M2, 0.88%, 12/25/2034‡(l)	484	473
Series 2005-NC1, Class M4, 1.27%, 12/25/2034‡(l)	678	682
ME Funding LLC
Series 2019-1, Class A2, 6.45%, 7/30/2049(b)	4,406	4,383
Mercedes-Benz Auto Lease Trust
Series 2019-B, Class A2, 2.01%, 12/15/2021	208	208
Mercedes-Benz Auto Receivables Trust
Series 2019-1, Class A2A, 2.04%, 6/15/2022	205	206
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 1.10%, 7/25/2034(l)	296	291
Series 2004-HE2, Class M1, 1.33%, 8/25/2035‡(l)	144	143
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055(b)(l)	4,515	4,703
MFA LLC
Series 2018-NPL1, Class A1, 3.88%, 5/25/2048‡(b)(i)	7,839	7,855
Series 2018-NPL2, Class A1, 4.16%, 7/25/2048‡(b)(i)	6,753	6,775
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 1.15%, 10/25/2033‡(l)	493	492
Series 2004-HE1, Class M1, 0.99%, 1/25/2034‡(l)	1,647	1,640
Series 2004-NC3, Class M1, 0.92%, 3/25/2034‡(l)	1,687	1,654
Series 2004-HE3, Class M1, 0.99%, 3/25/2034‡(l)	2,225	2,202
Series 2004-HE3, Class M2, 2.00%, 3/25/2034‡(l)	254	253
Series 2004-HE2, Class M3, 2.31%, 3/25/2034‡(l)	986	967
Series 2004-NC5, Class M1, 1.03%, 5/25/2034‡(l)	3,607	3,547
Series 2004-WMC2, Class M1, 1.05%, 7/25/2034‡(l)	1,273	1,269
Series 2004-WMC2, Class M2, 1.93%, 7/25/2034‡(l)	213	219
Series 2004-NC6, Class M2, 2.00%, 7/25/2034‡(l)	373	375
Series 2004-HE6, Class M1, 0.96%, 8/25/2034(l)	369	365
Series 2004-HE6, Class M2, 1.03%, 8/25/2034‡(l)	771	758
Series 2004-HE7, Class M2, 1.08%, 8/25/2034‡(l)	202	201

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-HE6, Class M3, 1.10%, 8/25/2034‡(l)	510	503
Series 2004-HE7, Class M3, 1.15%, 8/25/2034‡(l)	52	52
Series 2004-HE8, Class M1, 1.09%, 9/25/2034‡(l)	1,702	1,658
Series 2004-HE8, Class M2, 1.15%, 9/25/2034‡(l)	287	280
Series 2004-NC8, Class M3, 1.24%, 9/25/2034‡(l)	404	400
Series 2004-HE8, Class M3, 1.26%, 9/25/2034‡(l)	504	495
Series 2005-HE1, Class M2, 0.83%, 12/25/2034‡(l)	301	279
Series 2005-HE1, Class M3, 0.91%, 12/25/2034‡(l)	813	757
Series 2005-NC1, Class M3, 0.90%, 1/25/2035‡(l)	263	254
Series 2004-WMC3, Class M2, 0.92%, 1/25/2035‡(l)	2,443	2,400
Morgan Stanley Mortgage Loan Trust
Series 2007-5AX, Class 2A2, 0.43%, 2/25/2037‡(l)	3,536	1,427
New Century Home Equity Loan Trust
Series 2003-3, Class M1, 1.32%, 7/25/2033‡(l)	6	6
Series 2003-B, Class M2, 2.61%, 11/25/2033‡(l)	183	184
Series 2004-1, Class M1, 1.01%, 5/25/2034(l)	1,835	1,808
Series 2004-2, Class M2, 1.06%, 8/25/2034‡(l)	163	161
Series 2004-2, Class M4, 1.93%, 8/25/2034‡(l)	689	688
Series 2004-2, Class M6, 2.38%, 8/25/2034‡(l)	408	403
Series 2004-3, Class M2, 1.10%, 11/25/2034‡(l)	380	377
Series 2004-3, Class M3, 1.19%, 11/25/2034‡(l)	295	296
Series 2004-4, Class M1, 0.90%, 2/25/2035‡(l)	3,114	3,051
Series 2004-4, Class M2, 0.92%, 2/25/2035‡(l)	348	345
Series 2005-1, Class M3, 0.91%, 3/25/2035‡(l)	292	281
Series 2006-2, Class A2B, 0.29%, 8/25/2036‡(l)	1,302	1,271
NovaStar Mortgage Funding Trust
Series 2003-2, Class M2, 2.90%, 9/25/2033‡(l)	1,156	1,181
Series 2004-2, Class M4, 1.93%, 9/25/2034‡(l)	1,133	1,109
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class D, 4.69%, 5/25/2023‡(b)	657	657
Series 2018-FNT1, Class E, 4.89%, 5/25/2023‡(b)	538	538
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A3, 2.80%, 1/20/2051(b)	2,500	2,499
Series 2021-1A, Class B1, 4.23%, 1/20/2051(b)	1,250	1,250
OneMain Financial Issuance Trust
Series 2015-3A, Class C, 5.82%, 11/20/2028‡(b)	915	917
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(b)	990	1,020
Option One Mortgage Acceptance Corp. Asset-Backed Certificates
Series 2003-5, Class A2, 0.77%, 8/25/2033‡(l)	341	337
Series 2003-5, Class M2, 2.45%, 8/25/2033‡(l)	53	58
Option One Mortgage Loan Trust
Series 2002-3, Class A1, 0.63%, 8/25/2032‡(l)	2,487	2,437
Series 2002-3, Class A2, 0.67%, 8/25/2032‡(l)	421	412
Series 2004-3, Class M2, 0.99%, 11/25/2034‡(l)	452	446
People’s Choice Home Loan Securities Trust
Series 2004-2, Class M3, 1.86%, 10/25/2034‡(l)	1,910	1,924
PNMAC FMSR Issuer Trust
Series 2018-FT1, Class A, 2.50%, 4/25/2023(b)(l)	2,878	2,808
PNMAC GMSR Issuer Trust
Series 2018-GT1, Class A, 2.98%, 2/25/2023(b)(l)	3,715	3,679
Prestige Auto Receivables Trust
Series 2017-1A, Class E, 4.89%, 5/15/2024(b)	780	801
Series 2018-1A, Class D, 4.14%, 10/15/2024(b)	865	902
Series 2018-1A, Class E, 5.03%, 1/15/2026(b)	635	663
Pretium Mortgage Credit Partners I LLC
Series 2020-NPL3, Class A2, 6.41%, 6/27/2060‡(b)(i)	14,500	14,582
PRPM LLC
Series 2019-3A, Class A1, 3.35%, 7/25/2024‡(b)(i)	3,850	3,871
Series 2019-4A, Class A1, 3.35%, 11/25/2024‡(b)(i)	3,644	3,661
Series 2020-4, Class A2, 3.44%, 10/25/2025‡(b)(i)	7,000	7,045
RAMP Trust
Series 2002-RS2, Class AI5, 5.42%, 3/25/2032‡(l)	334	348
Series 2006-RZ3, Class M1, 0.48%, 8/25/2036‡(l)	5,117	5,015
RASC Trust
Series 2005-KS2, Class M1, 0.78%, 3/25/2035‡(l)	492	488
Renaissance Home Equity Loan Trust
Series 2002-3, Class M1, 1.63%, 12/25/2032‡(l)	602	594

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2003-1, Class M1, 1.63%, 6/25/2033‡(l)	292	291
Series 2003-4, Class M1, 1.41%, 3/25/2034‡(l)	1,381	1,360
Series 2003-4, Class M2F, 6.24%, 3/25/2034‡(i)	742	753
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(i)	97	102
Series 2005-2, Class AV3, 0.50%, 8/25/2035‡(l)	819	787
Santander Prime Auto Issuance Notes Trust
Series 2018-A, Class E, 5.04%, 9/15/2025(b)	788	794
Series 2018-A, Class F, 6.80%, 9/15/2025(b)	1,193	1,207
SASCO Mortgage Loan Trust
Series 2004-GEL3, Class M1, 1.71%, 8/25/2034‡(l)	668	672
Saxon Asset Securities Trust
Series 2003-3, Class M1, 1.10%, 12/25/2033‡(l)	3,452	3,412
Series 2004-2, Class MV2, 1.93%, 8/25/2035‡(l)	600	599
Series 2005-2, Class M2, 0.79%, 10/25/2035(l)	2,527	2,491
Securitized Asset-Backed Receivables LLC Trust
Series 2004-NC1, Class M1, 0.91%, 2/25/2034‡(l)	1,574	1,552
Series 2004-OP1, Class M2, 1.78%, 2/25/2034‡(l)	223	227
Series 2005-OP1, Class M2, 0.81%, 1/25/2035‡(l)	470	454
Series 2005-FR2, Class M2, 1.10%, 3/25/2035‡(l)	145	145
Specialty Underwriting & Residential Finance Trust
Series 2004-BC1, Class M2, 1.73%, 2/25/2035‡(l)	181	181
Series 2004-BC3, Class M1, 1.06%, 7/25/2035‡(l)	672	671
Stanwich Mortgage Loan Trust
Series 2019-NPB2, Class A1, 3.48%, 11/16/2024‡(b)(i)	4,724	4,748
Structured Asset Investment Loan Trust
Series 2003-BC6, Class M1, 1.26%, 7/25/2033‡(l)	383	383
Series 2004-5, Class M3, 1.06%, 5/25/2034‡(l)	113	107
Series 2004-6, Class M1, 1.03%, 7/25/2034‡(l)	465	464
Series 2004-7, Class M1, 1.18%, 8/25/2034‡(l)	724	719
Series 2004-8, Class M2, 1.06%, 9/25/2034‡(l)	346	339
Series 2004-BNC1, Class A5, 1.37%, 9/25/2034‡(l)	174	175
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC4, Class A4, 0.30%, 12/25/2036‡(l)	2,420	2,379
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A3, 3.45%, 2/25/2032‡	1,766	1,720
Toyota Auto Receivables Owner Trust
Series 2020-A, Class A2, 1.67%, 11/15/2022	169	170
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A1, 3.97%, 2/25/2049‡(b)(i)	5,202	5,217
Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049‡(b)(i)	1,418	1,421
Volvo Financial Equipment LLC
Series 2019-2A, Class A2, 2.02%, 8/15/2022(b)	505	508
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M4, 1.93%, 12/25/2033(l)	882	883
Series 2004-2, Class M1, 1.03%, 10/25/2034‡(l)	571	559
Series 2004-2, Class M5, 2.00%, 10/25/2034‡(l)	154	155
Series 2004-2, Class M8A, 4.63%, 10/25/2034‡(b)(l)	290	276
Series 2004-2, Class M8B, 5.00%, 10/25/2034‡(b)(l)	290	276
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class M2, 1.08%, 4/25/2034‡(l)	284	281
Series 2004-1, Class M4, 1.86%, 4/25/2034‡(l)	630	598
Westlake Automobile Receivables Trust
Series 2019-1A, Class E, 4.49%, 7/15/2024(b)	2,865	2,996
Series 2018-3A, Class F, 6.02%, 2/18/2025(b)	3,605	3,741
Series 2019-2A, Class E, 4.02%, 4/15/2025(b)	1,760	1,847
Series 2019-1A, Class F, 5.67%, 2/17/2026(b)	1,769	1,843
Series 2019-2A, Class F, 5.00%, 3/16/2026(b)	1,880	1,924

		354,845

TOTAL ASSET-BACKED SECURITIES (Cost $342,271)		356,802

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — 2.3%(n)
Canada — 0.1%
1011778 BC ULC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 1.87%, 11/19/2026(a)	1,068	1,060
Concordia Healthcare Corp., Initial Dollar Term Loan (1 Week LIBOR + 5.50%), 6.50%, 9/6/2024(a)	5,535	5,521
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 12/1/2023(a)	1,729	1,686
Stars Group Holdings BV, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 3.75%, 7/10/2025(a)	172	172
WestJet Airlines Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 12/11/2026(a)	653	626

		9,065

France — 0.0%(f)
Altice France SA, 1st Lien Term loan B-13 (ICE LIBOR USD 1 Month + 4.00%), 4.13%, 8/14/2026(a)	2,695	2,687
Numericable US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.69%), 3.81%, 1/31/2026(a)	1,083	1,076

		3,763

Luxembourg — 0.1%
Intelsat Jackson Holdings, 1st Lien Term Loan (1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023(a)	2,707	2,736
Nestle Skin Health SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 10/1/2026(a)	7,709	7,726

		10,462

Netherlands — 0.0%(f)
CommScope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 3.37%, 4/6/2026(a)	1,407	1,403

United Kingdom — 0.0%(f)
Delta 2 SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 2/1/2024(a)	467	462

United States — 2.1%
Adient US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%; ICE LIBOR USD 3 Month + 4.25%), 4.39%, 5/6/2024(a)	682	682
Advanced Drainage Systems, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.44%, 7/31/2026(a)	316	316
Air Medical Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 10/2/2025(a)	455	455
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 8/30/2024(a)	834	836
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027(a)(o)	840	842
Allied Universal Holdco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.37%, 7/10/2026(a)	672	672
Altice Financing SA, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.88%, 7/15/2025(a)	895	883
Altium Packaging LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 1/29/2028(a)	915	913
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024(a)	1,382	1,371
American Bath Group LLC, 1st Lien Term Loan B1 (ICE LIBOR USD 3 Month + 4.50%), 5.25%, 11/23/2027(a)	1,814	1,814
American Bath Group LLC, 1st Lien Term Loan B2 (ICE LIBOR USD 3 Month + 4.50%), 5.25%, 11/23/2027(a)	604	604
Ancestry.com, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 12/6/2027(a)(o)	470	472
API Group Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.62%, 10/1/2026(a)	863	864
APi Group DE, Inc., Term B (ICE LIBOR USD 1 Month + 2.75%), 2.87%, 10/1/2026(a)	154	154

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/2027(a)	8,073	8,099
Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024(a)(o)	883	882
Ascend Learning, LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024(a)	1,635	1,640
Asplundh Tree Expert LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.62%, 9/7/2027(a)	818	820
Astoria Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 3.50%), 4.50%, 12/10/2027(a)	770	770
Asurion LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.50%), 6.62%, 8/4/2025(a)	302	302
Asurion LLC, Term Loan B-6 (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 11/3/2023(a)	668	666
Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 3.12%, 11/3/2024(a)	245	244
Atkins Nutritionals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/7/2024(a)	435	436
Avantor Funding, Inc., Term B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 11/8/2027(a)	650	652
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 2.00%, 6/1/2024(a)	2,167	2,158
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.62%, 10/10/2026(a)(o)	476	477
Banijay Entertainment, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.88%, 3/1/2025(a)(o)	549	543
BJ’s Wholesale Club, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.13%, 2/3/2024(a)	213	213
Bombardier Recreational Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.12%, 5/24/2027(a)	454	451
Bombardier Recreational Products, Inc., 1st Lien Term Loan B2 (ICE LIBOR USD 3 Month + 5.00%), 6.00%, 5/24/2027(a)	154	157
Brookfield WEC Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/1/2025(a)	1,051	1,050
Buckeye Partners LP, 1st Lien Term Loan (3-MONTH PRIME + 1.75%), 2.90%, 11/1/2026(a)	2,745	2,743
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.38%, 4/3/2024(a)(o)	7,246	7,103
Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.87%, 12/23/2024(a)	485	477
Calpine Construction Finance Co. LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.12%, 1/15/2025(a)	998	993
Camelot Finance LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/30/2026(a)	700	702
Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 3.75%, 2/16/2026(a)	795	791
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.62%, 11/18/2024(a)	293	288
CCI Buyer, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/17/2027(a)(o)	3,443	3,464
CCM Merger, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 11/4/2025(a)	450	452
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.37%, 3/15/2027(a)	3,158	3,145
Charter Communications Operating LLC, 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 1.75%), 1.88%, 2/1/2027(a)	2,450	2,445

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CHG Healthcare Services, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 6/7/2023(a)	543	542
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024(a)	3,428	3,425
Cineworld Finance US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.50%, 2/28/2025(a)	439	344
CITGO Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 8/1/2023(a)	330	308
CityCenter Holdings LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/18/2024(a)	999	986
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.62%, 12/18/2026(a)(p)	1,837	1,697
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 3.71%, 8/21/2026(a)	2,524	2,458
Cloudera, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 12/22/2027(a)(o)	711	714
Clover Merger Sub, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 3.62%, 9/26/2024(a)	727	725
Club Corp Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.01%, 9/18/2024(a)	376	348
Conservice, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.50%, 5/13/2027(a)	668	670
Consolidated Container Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 5/22/2024(a)	672	671
Cornerstone OnDemand, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.38%, 4/22/2027(a)	1,976	1,983
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.14%, 3/2/2027(a)	2,189	2,190
CPV Shore Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.88%, 12/29/2025(a)	312	309
Crown Finance US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 5/23/2024(a)(o)	49	61
CSC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 2.38%, 7/17/2025(a)	1,357	1,346
CSC Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.38%, 1/15/2026(a)	2,459	2,443
CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.37%, 8/31/2026(a)	323	318
CVS Holdings I LP, Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.37%, 8/31/2026(a)	81	80
DaVita, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.87%, 8/12/2026(a)	645	643
Dell International LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.75%, 9/19/2025(a)	662	663
Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.38%, 8/24/2026(a)	342	290
Digicert, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.12%, 10/16/2026(a)	486	486
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/6/2024(a)	3,951	3,948
Duff & Phelps Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 4/9/2027(a)	542	544
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.38%, 2/6/2026(a)	481	482
Edgewater Generation LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.87%, 12/13/2025(a)	412	411
EIF Channelview Cogeneration LLC, Term Loan (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 5/3/2025(a)	298	298

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Elanco Animal Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.90%, 8/1/2027(a)	935	932
Endo Pharmaceuticals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.00%, 4/29/2024(a)	329	326
Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 3.96%, 8/3/2026(a)	307	308
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.87%, 10/10/2025(a)	824	698
Epic Crude Services LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 5.26%, 3/2/2026(a)	11,507	8,659
ESH Hospitality, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.12%, 9/18/2026(a)	669	662
Exelon Corp., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.75%), 3.75%, 12/15/2027(a)	790	794
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022‡(a)(j)	196	98
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(a)(j)	792	—	(m)
Forterra Finance LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/25/2023(a)(o)	322	322
Gardner Denver Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.87%, 3/1/2027(a)	408	408
Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/1/2024(a)(o)	4,337	4,334
Gemini HDPE LLC, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 3.00%), 3.50%, 12/31/2027(a)(o)	642	637
Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 2.25%, 12/30/2026(a)	1,035	1,034
Getty Images, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 4.63%, 2/19/2026(a)	2,904	2,890
GGP, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.62%, 8/27/2025(a)	605	586
Go Daddy Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.87%, 2/15/2024(a)	1,248	1,245
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.50%), 3.36%, 10/4/2023(a)	601	588
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.87%, 10/10/2025(a)(o)	782	780
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 8/4/2027(a)	3,550	3,558
Gray Television, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.65%, 1/2/2026(a)	862	860
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027(a)	5,898	5,915
Grizzly Acquisitions, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.49%, 10/1/2025(a)	316	315
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.25%, 8/25/2023(a)	2,491	1,918
Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 5/16/2024(a)	955	956
Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 3.81%, 5/23/2025(a)	352	350
Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.50%, 6/30/2023(a)	666	656
Hillman Group, Inc., Initial Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.12%, 5/30/2025(a)	618	618
Hostess Brands LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%; ICE LIBOR USD 3 Month + 2.25%), 3.00%, 8/3/2025(a)	690	690

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 2.97%, 4/25/2025(a)	621	615
Hyland Software, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 7/1/2024(a)	384	385
iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.12%, 5/1/2026(a)	4,628	4,566
iHeartCommunications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 5/1/2026(a)	167	168
INEOS Enterprises Holdings Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 8/28/2026(a)	537	537
Ineos US Petrochem LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.25%, 1/21/2026(a)(o)	350	351
Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.37%, 2/25/2027(a)	1,806	1,800
Invenergy LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.12%, 8/28/2025(a)	306	306
IRB Holding Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/2025(a)	1,130	1,127
(ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027(a)(o)	4,183	4,193
JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.12%, 5/1/2026(a)	3,647	3,640
Jet Blue Airways Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 6.25%, 6/17/2024(a)(o)	354	365
KDC US Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.87%, 12/22/2025(a)	889	881
Lifepoint Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.87%, 11/16/2025(a)	490	489
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 3.96%, 1/30/2024(a)	357	324
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.75%), 3.96%, 1/30/2024(a)	20	18
LogMeIn, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.75%), 4.88%, 8/31/2027(a)	490	488
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.88%, 10/4/2024(a)	448	443
Medallion Midland Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/30/2024(a)	301	299
Meredith Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 2.62%, 1/31/2025(a)	1,400	1,389
(ICE LIBOR USD 3 Month + 4.25%), 5.25%, 1/31/2025(a)	3,249	3,299
MI Windows and Doors, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 12/18/2027(a)	140	141
Midcontinent Communications., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.87%, 8/15/2026(a)	348	348
Misys, Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 6/13/2024(a)	344	338
Moda Midstream LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.37%, 9/29/2025(a)	332	333
Momentive Performance, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.38%, 5/15/2024(a)	676	669
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 4/1/2024‡(a)	3,157	3,303
Moran Foods LLC, Tranche A 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 10/1/2024(a)	2,308	1,953

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 6/7/2023(a)	8,425	8,410
NAI Entertainment Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 5/8/2025(a)	293	282
Navistar International, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.63%, 11/6/2024(a)	2,713	2,707
Netsmart Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 10/1/2027(a)	456	457
Nexstar Broadcasting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 9/18/2026(a)	943	943
Nielsen Finance LLC, 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 2.13%, 10/4/2023(a)	467	466
Oryx Midstream Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.12%, 5/22/2026(a)	356	347
Park River Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.25%), 4.00%, 12/28/2027(a)(o)	2,621	2,625
Pathway Vet Alliance, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.12%, 3/31/2027(a)	321	321
Pathway Vet Alliance, Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 3.75%; ICE LIBOR USD 3 Month + 4.00%), 4.12%, 3/31/2027(a)	26	26
PCI Pharma Services, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 11/30/2027(a)	440	441
Pearl Intermediate Parent, LLC, 1st Lien Term Loan b-3 (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 2/14/2025(a)(o)	220	221
Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 5/1/2025(a)	353	350
Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.75%), 8.75%, 5/1/2026(a)	592	518
PetSmart, Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 3/11/2022(a)	5,196	5,190
Petvet Care Centers LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.37%, 2/14/2025(a)	552	550
PetVet Care Centers LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 4.25%), 4.50%, 2/14/2025(a)	199	200
PG&E Corp., Exit Term Loan (3-MONTH PRIME + 3.50%), 6.75%, 6/23/2025(a)	716	722
Pike Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.10%, 7/24/2026(a)	626	625
Pike Corporation, Delayed Draw Term Loan B
(ICE LIBOR USD 3 Month + 3.00%), 3.13%, 1/21/2028(a)	330	330
(ICE LIBOR USD 3 Month + 3.25%), 3.25%, 1/21/2028(a)(o)	255	255
Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.65%, 7/2/2025(a)	1,921	1,898
PPD, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.75%, 1/13/2028(a)(o)	700	703
Prestige Brands, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 2.12%, 1/26/2024(a)	764	765
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%; ICE LIBOR USD 12 Month + 3.25%), 4.25%, 9/23/2026(a)	1,250	1,249
Project Boost Purchaser LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.62%, 6/1/2026(a)	405	404
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.62%, 12/22/2025(a)	10,913	10,543
Qlik Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 4/26/2024(a)	345	345

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.46%, 5/16/2025(a)	540	539
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 3/21/2025(a)	146	142
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/2023(a)	341	341
Radiology Partners, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%; ICE LIBOR USD 3 Month + 4.25%), 4.80%, 7/9/2025(a)(o)	550	546
Red Ventures LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.62%, 11/8/2024(a)	333	329
Reynolds Consumer Products, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 1.87%, 2/4/2027(a)	866	866
Reynolds Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.37%, 2/5/2026(a)	680	680
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.87%, 2/5/2023(a)	1,219	1,219
Ring Container Technologies LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.87%, 10/31/2024(a)	338	336
RSA Securities LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 6.00%, 12/1/2028(a)	610	616
Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/17/2027(a)	2,545	2,568
Samsonite IP Holdings SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.87%, 4/25/2025(a)	406	402
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.87%, 8/14/2024(a)	5,527	5,427
Shearer’s Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 9/23/2027(a)	329	330
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 9/25/2026(a)	2,082	2,075
Sound Inpatient Physicians Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.87%, 6/27/2025(a)	398	397
Spirit AeroSystems, Inc., Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.00%, 1/15/2025(a)	1,539	1,558
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 1.87%, 4/16/2025(a)	392	389
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 1.75%), 1.87%, 4/16/2025(a)	298	296
St George’s University Scholastic Services LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.38%, 7/17/2025(a)(o)	1,304	1,297
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.21%, 4/16/2026(a)	1,182	1,155
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025(a)	2,268	2,233
Summit Materials LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.12%, 11/21/2024(a)	465	463
Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027(a)	721	716
Tenneco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.12%, 10/1/2025(a)	671	663
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 2/6/2024(a)	814	759

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Thyssenkrupp Elevator, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 4.25%), 4.56%, 6/30/2027(a)	2,718	2,739
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.27%, 3/28/2025(a)(o)	7,187	7,031
Tivity Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 5.37%, 3/6/2026(a)	151	151
Trans Union LLC, 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 1.75%), 1.87%, 11/16/2026(a)	607	606
TransDigm Group, Inc., 1st Lien Term Loan E (ICE LIBOR USD 1 Month + 2.25%), 2.37%, 5/30/2025(a)	1,080	1,062
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.25%), 2.37%, 12/9/2025(a)	1,764	1,732
Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.12%, 9/6/2024(a)	340	339
Tronox Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 3.18%, 9/23/2024(a)	401	400
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 1/31/2028(a)(o)	3,492	3,494
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.19%, 6/26/2026(a)	4,137	4,140
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 4/29/2026(a)	2,775	2,770
Ultimate Software Group, 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.25%), 4.75%, 5/4/2026(a)	903	906
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.37%, 10/22/2025(a)	1,529	1,531
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.25%, 5/16/2024(a)	544	540
Utz Quality Foods, LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.13%, 1/20/2028(a)(o)	410	412
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.12%, 6/2/2025(a)	12,115	12,117
VICI Properties 1 LLC, 1st Lien Term Loan B REIT, (ICE LIBOR USD 1 Month + 1.75%), 1.88%, 12/20/2024(a)	660	655
Virtusa Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 5.25%, 12/9/2027(a)(o)	145	146
Vision Solutions Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 5.50%, 1/1/2028(a)(o)	175	175
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.88%, 7/31/2026(a)	536	535
WIRB Copernicus Group, Inc., 1st Lien term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 1/8/2027(a)	1,249	1,252
WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 2.25%, 1/20/2028(a)	1,249	1,252
XPO Logistics, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.12%, 2/24/2025(a)	625	625
Zaxby’s Operating Co. LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 12/28/2027(a)	230	231
Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.12%, 3/9/2027(a)(o)	3,355	3,333
Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.13%, 1/24/2027(a)	665	663

		273,401

TOTAL LOAN ASSIGNMENTS (Cost $299,164)		298,556

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — 1.5%
Angola — 0.0%(f)
Republic of Angola
9.50%, 11/12/2025(g)	970	1,031
8.00%, 11/26/2029(b)	1,550	1,530
8.00%, 11/26/2029(g)	780	770
9.13%, 11/26/2049(g)	1,200	1,166

		4,497

Argentina — 0.0%(f)
Argentine Republic
1.00%, 7/9/2029	353	146
0.12%, 7/9/2030(i)	1,853	706
0.12%, 7/9/2035(i)	5,116	1,751
0.12%, 1/9/2038(i)	1,486	581

		3,184

Bahrain — 0.1%
Kingdom of Bahrain
7.00%, 1/26/2026(g)	970	1,121
7.00%, 10/12/2028(g)	1,400	1,617
6.75%, 9/20/2029(g)	200	225
5.45%, 9/16/2032(b)	481	489
6.00%, 9/19/2044(g)	1,500	1,477
7.50%, 9/20/2047(g)	970	1,088

		6,017

Belarus — 0.0%(f)
Republic of Belarus
6.88%, 2/28/2023(g)	270	280
6.20%, 2/28/2030(g)	400	403
6.38%, 2/24/2031(g)	900	912

		1,595

Brazil — 0.0%(f)
Federative Republic of Brazil
4.25%, 1/7/2025	880	962
4.50%, 5/30/2029	1,130	1,234
8.25%, 1/20/2034	585	807
5.63%, 1/7/2041	950	1,054
5.00%, 1/27/2045	1,230	1,271

		5,328

Colombia — 0.1%
Republic of Colombia
4.50%, 1/28/2026	350	392
3.88%, 4/25/2027	690	757
7.38%, 9/18/2037	1,000	1,402
6.13%, 1/18/2041	950	1,217
5.00%, 6/15/2045	1,370	1,586
5.20%, 5/15/2049	420	502

		5,856

Costa Rica — 0.0%(f)
Republic of Costa Rica
4.38%, 4/30/2025(g)	200	195
7.00%, 4/4/2044(g)	1,100	1,077

		1,272

Croatia — 0.0%(f)
Republic of Croatia 6.00%, 1/26/2024(g)	1,290	1,484

Dominican Republic — 0.1%
Dominican Republic Government Bond
5.50%, 1/27/2025(g)	510	568
6.88%, 1/29/2026(g)	600	709
5.95%, 1/25/2027(g)	1,020	1,181
4.50%, 1/30/2030(b)	790	823
4.88%, 9/23/2032(b)	1,090	1,158
5.30%, 1/21/2041(b)	285	293
7.45%, 4/30/2044(g)	1,580	1,979
6.85%, 1/27/2045(g)	500	587
6.50%, 2/15/2048(g)	1,250	1,412
5.88%, 1/30/2060(b)	880	917

		9,627

Egypt — 0.1%
Arab Republic of Egypt
5.75%, 5/29/2024(b)	750	807
7.50%, 1/31/2027(g)	1,720	1,983
7.60%, 3/1/2029(b)	1,090	1,225
7.05%, 1/15/2032(b)	880	938
7.63%, 5/29/2032(b)	750	830
8.50%, 1/31/2047(g)	1,049	1,149
8.70%, 3/1/2049(b)	1,520	1,686
8.15%, 11/20/2059(b)	1,050	1,112

		9,730

El Salvador — 0.0%(f)
Republic of El Salvador
5.88%, 1/30/2025(g)	650	634
6.38%, 1/18/2027(g)	1,250	1,228
7.65%, 6/15/2035(g)	700	682
7.12%, 1/20/2050(g)	2,100	1,943

		4,487

Ethiopia — 0.0%(f)
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024(g)	1,037	972

Gabon — 0.0%(f)
Gabonese Republic
6.38%, 12/12/2024(g)	646	673
6.95%, 6/16/2025(g)	300	320

		993

Ghana — 0.1%
Republic of Ghana
7.88%, 3/26/2027(g)	360	393
7.63%, 5/16/2029(g)	1,310	1,379
10.75%, 10/14/2030(g)	1,325	1,754
8.63%, 6/16/2049(g)	2,090	2,090

		5,616

Guatemala — 0.0%(f)
Republic of Guatemala
4.50%, 5/3/2026(g)	655	714
6.13%, 6/1/2050(b)	720	888

		1,602

Hungary — 0.0%(f)
Hungary Government Bond 7.63%, 3/29/2041	952	1,658

Indonesia — 0.0%(f)
Republic of Indonesia
3.50%, 1/11/2028	670	742
6.75%, 1/15/2044(g)	650	995

		1,737

Iraq — 0.0%(f)
Republic of Iraq 6.75%, 3/9/2023(g)	950	930

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Ivory Coast — 0.0%(f)
Republic of Cote d’Ivoire
5.75%, 12/31/2032(g)(i)		919	930
6.13%, 6/15/2033(g)		3,430	3,772

			4,702

Jamaica — 0.0%(f)
Jamaica Government Bond
8.00%, 3/15/2039		1,243	1,768
7.88%, 7/28/2045		550	773

			2,541

Jordan — 0.0%(f)
Hashemite Kingdom of Jordan 5.85%, 7/7/2030(b)		1,160	1,273

Kazakhstan — 0.0%(f)
Republic of Kazakhstan 6.50%, 7/21/2045(g)		560	882

Kenya — 0.0%(f)
Republic of Kenya
6.88%, 6/24/2024(g)		2,663	2,933
8.00%, 5/22/2032(b)		1,360	1,562

			4,495

Lebanon — 0.0%(f)
Lebanese Republic
6.00%, 1/27/2023(g)(j)		1,250	144
6.65%, 4/22/2024(g)(j)		625	72
6.85%, 3/23/2027(g)(j)		2,639	307
6.65%, 11/3/2028(g)(j)		2,215	255
7.25%, 3/23/2037(g)(j)		492	56

			834

Mexico — 0.0%(f)
United Mexican States
5.55%, 1/21/2045		650	809
4.60%, 1/23/2046		610	672
3.77%, 5/24/2061		1,198	1,153

			2,634

Mongolia — 0.0%(f)
State of Mongolia
10.88%, 4/6/2021(g)		480	485
5.13%, 12/5/2022(g)		903	930

			1,415

Morocco — 0.0%(f)
Kingdom of Morocco
3.00%, 12/15/2032(b)		690	694
5.50%, 12/11/2042(g)		1,000	1,235
4.00%, 12/15/2050(b)(e)		650	662

			2,591

Nigeria — 0.1%
Federal Republic of Nigeria
7.63%, 11/21/2025(g)		1,000	1,145
6.50%, 11/28/2027(g)		920	990
6.50%, 11/28/2027(b)		1,220	1,313
8.75%, 1/21/2031(g)		780	904
7.88%, 2/16/2032(g)		710	775
7.63%, 11/28/2047(b)(e)		1,290	1,340
7.63%, 11/28/2047(g)		600	624

			7,091

Oman — 0.1%
Sultanate of Oman Government Bond
4.88%, 2/1/2025(b)		320	335
4.75%, 6/15/2026(g)		1,100	1,123
5.38%, 3/8/2027(g)		1,320	1,359
6.00%, 8/1/2029(g)		1,180	1,236
6.25%, 1/25/2031(b)		264	280
7.38%, 10/28/2032(b)		625	712
6.50%, 3/8/2047(g)		340	329
6.75%, 1/17/2048(g)		1,170	1,155
7.00%, 1/25/2051(b)		301	305

			6,834

Pakistan — 0.0%(f)
Islamic Republic of Pakistan
8.25%, 4/15/2024(g)		730	803
8.25%, 9/30/2025(g)		550	612

			1,415

Panama — 0.1%
Republic of Panama
3.75%, 3/16/2025		1,050	1,157
3.88%, 3/17/2028		2,500	2,821
6.70%, 1/26/2036		1,150	1,649
4.50%, 5/15/2047		1,230	1,509
4.50%, 4/1/2056		810	990
3.87%, 7/23/2060		380	421

			8,547

Paraguay — 0.1%
Republic of Paraguay
4.70%, 3/27/2027(g)		2,020	2,335
6.10%, 8/11/2044(g)		2,130	2,800
5.60%, 3/13/2048(g)		350	440
5.40%, 3/30/2050(b)(e)		950	1,182

			6,757

Peru — 0.0%(f)
Republic of Peru
4.13%, 8/25/2027		760	882
6.35%, 8/12/2028(g)	PEN	3,900	1,336
5.63%, 11/18/2050		750	1,145

			3,363

Philippines — 0.0%(f)
Republic of Philippines
10.63%, 3/16/2025		655	920
3.00%, 2/1/2028		1,100	1,216
7.75%, 1/14/2031		270	414
3.70%, 2/2/2042		1,430	1,626

			4,176

Poland — 0.0%(f)
Republic of Poland 3.25%, 4/6/2026		1,580	1,776

Qatar — 0.1%
State of Qatar
3.25%, 6/2/2026(g)		520	576
4.50%, 4/23/2028(g)		940	1,128
4.00%, 3/14/2029(b)		540	633
5.10%, 4/23/2048(g)		1,830	2,519
4.82%, 3/14/2049(g)		1,570	2,103
4.82%, 3/14/2049(b)		430	576

			7,535

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Romania — 0.0%(f)
Romania Government Bond
4.38%, 8/22/2023(g)	1,010	1,102
6.13%, 1/22/2044(g)	810	1,116
5.13%, 6/15/2048(g)	730	907

		3,125

Russia — 0.1%
Russian Federation
4.88%, 9/16/2023(g)	400	441
12.75%, 6/24/2028(g)	1,390	2,354
5.10%, 3/28/2035(b)	1,600	1,993
5.88%, 9/16/2043(g)	1,200	1,686
5.25%, 6/23/2047(g)	800	1,073

		7,547

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
3.25%, 10/26/2026(g)	1,000	1,095
3.63%, 3/4/2028(g)	1,980	2,212
2.25%, 2/2/2033(b)	480	475
4.63%, 10/4/2047(g)	1,050	1,256
5.00%, 4/17/2049(g)	650	823
3.45%, 2/2/2061(b)	468	467

		6,328

Senegal — 0.0%(f)
Republic of Senegal
6.25%, 7/30/2024(g)	500	553
6.75%, 3/13/2048(b)	460	490

		1,043

Serbia — 0.0%(f)
Republic of Serbia
7.25%, 9/28/2021(g)	317	329
2.13%, 12/1/2030(b)	797	771

		1,100

South Africa — 0.0%(f)
Republic of South Africa
4.30%, 10/12/2028	1,700	1,729
6.25%, 3/8/2041	2,500	2,613
5.75%, 9/30/2049	700	672

		5,014

Sri Lanka — 0.0%(f)
Democratic Socialist Republic of Sri Lanka
6.85%, 11/3/2025(g)	596	371
6.20%, 5/11/2027(g)	1,050	629
6.75%, 4/18/2028(g)	2,600	1,561
7.55%, 3/28/2030(b)	660	398

		2,959

Tajikistan — 0.0%(f)
Republic of Tajikistan 7.13%, 9/14/2027(g)	600	509

Turkey — 0.1%
Republic of Turkey
3.25%, 3/23/2023	780	778
5.75%, 3/22/2024	1,390	1,463
5.60%, 11/14/2024	1,200	1,261
4.88%, 10/9/2026	900	910
5.13%, 2/17/2028	940	949
6.00%, 1/14/2041	1,040	994
4.88%, 4/16/2043	510	431

		6,786

Ukraine — 0.1%
Ukraine Government Bond
7.75%, 9/1/2022(g)	510	540
7.75%, 9/1/2023(g)	1,910	2,081
7.75%, 9/1/2024(g)	700	771
7.75%, 9/1/2025(g)	970	1,081
7.75%, 9/1/2026(g)	500	561
7.75%, 9/1/2027(g)	1,080	1,207
9.75%, 11/1/2028(g)	840	1,018
7.38%, 9/25/2032(g)	1,060	1,136
7.25%, 3/15/2033(g)	380	404

		8,799

United Arab Emirates — 0.0%(f)
United Arab Emirates Government Bond
4.13%, 10/11/2047(g)	2,950	3,630
3.13%, 9/30/2049(g)	1,430	1,499

		5,129

Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/2027	550	642
7.88%, 1/15/2033	1,060	1,686
7.63%, 3/21/2036	790	1,276
5.10%, 6/18/2050	2,420	3,250
4.98%, 4/20/2055	440	586

		7,440

Zambia — 0.0%(f)
Republic of Zambia 8.97%, 7/30/2027(g)	1,050	546

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $185,551)		191,771

	Shares (000)
PREFERRED STOCKS — 0.8%
United States — 0.8%
Allstate Corp. (The), Series H, 5.10%, 10/15/2024 ($25 par value)(q)	49	1,318
Bank of America Corp.,
Series GG, 6.00%, 5/16/2023 ($25 par value)(q)	145	3,950
Series HH, 5.88%, 7/24/2023 ($25 par value)(q)	121	3,318
Series KK, 5.38%, 6/25/2024 ($25 par value)(q)	92	2,505
Series LL, 5.00%, 9/17/2024 ($25 par value)(q)	58	1,568
Series NN, 4.38%, 11/3/2025 ($25 par value)(q)	38	964
Energy Transfer Operating LP, Series E, (ICE LIBOR USD 3 Month + 5.16%), 7.60%, 5/15/2024 ($25 par value)(a)(q)	255	5,623
GMAC Capital Trust I, Series 2, (ICE LIBOR USD 3 Month + 5.79%), 6.01%, 2/15/2040 ($25 par value)(a)	12	318
Goodman Networks, Inc. *‡	64	—	(m)

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments		Shares (000)	Value ($000)
MetLife, Inc., Series F, 4.75%, 3/15/2025 ($25 par value)(q)		99	2,579
Morgan Stanley,
Series I, (ICE LIBOR USD 3 Month + 3.71%), 6.38%, 10/15/2024 ($25 par value)(a)(q)		87	2,467
Series K, (ICE LIBOR USD 3 Month + 3.49%), 5.85%, 4/15/2027 ($25 par value)(a)(q)		419	11,975
Series L, 4.88%, 1/15/2025 ($25 par value)(q)		25	667
MYT Holding LLC, Series A, 10.00%, 6/6/2029‡		2,731	3,223
NextEra Energy Capital Holdings, Inc., Series N, 5.65%, 3/1/2079 ($25 par value)		115	3,212
Northern Trust Corp., Series E, 4.70%, 1/1/2025 ($25 par value)(q)		62	1,672
Public Storage, Series L, , REIT4.63%, 6/17/2025 ($25 par value)(q)		77	2,008
Regions Financial Corp., Series C, (ICE LIBOR USD 3 Month + 3.15%), 5.70%, 5/15/2029 ($25 par value)(a)(q)		53	1,514
SCE Trust II, 5.10%, 5/5/2020 ($25 par value)(q)		82	2,054
SCE Trust VI, 5.00%, 6/26/2022 ($25 par value)(q)		453	11,122
Sempra Energy, 5.75%, 7/1/2079 ($25 par value)		18	486
Southern Co. (The), Series 2020, 4.95%, 1/30/2080 ($25 par value)		160	4,176
State Street Corp., Series G, (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 3/15/2026 ($25 par value)(a)(q)		43	1,230
Truist Financial Corp., Series R, 4.75%, 9/1/2025 ($25 par value)(q)		104	2,724
US Bancorp, Series K, 5.50%, 10/15/2023 ($25 par value)(q)		103	2,802
Wells Fargo & Co.,
Series AA, 4.70%, 12/15/2025 ($25 par value)(q)		19	472
Series Y, 5.63%, 6/15/2022 ($25 par value)(q)		153	3,978
Series Z, 4.75%, 3/15/2025 ($25 par value)(q)		776	19,406

TOTAL PREFERRED STOCKS (Cost $92,103)			97,331

		Principal Amount ($000)
CONVERTIBLE BONDS — 0.8%
Australia — 0.1%
DEXUS Finance Pty. Ltd. REIT, 2.30%, 6/19/2026(g)	AUD	3,000	2,302
Glencore Funding LLC Zero Coupon, 3/27/2025(g)		2,200	2,084

			4,386

Cameroon — 0.0%(f)
Golar LNG Ltd. 2.75%, 2/15/2022		926	891

China — 0.1%
China Conch Venture Holdings International Ltd. Zero Coupon, 9/5/2023(g)	HKD	13,000	1,946
Huazhu Group Ltd.
0.38%, 11/1/2022		629	758
3.00%, 5/1/2026(b)		1,201	1,626
Lenovo Group Ltd. 3.38%, 1/24/2024(g)		1,589	2,365
Momo, Inc. 1.25%, 7/1/2025		2,354	1,973
Weibo Corp. 1.25%, 11/15/2022		2,254	2,158

			10,826

France — 0.0%(f)
Orpar SA Zero Coupon, 6/20/2024(g)	EUR	1,600	2,235

Germany — 0.0%(f)
MTU Aero Engines AG Series MTX, 0.05%, 3/18/2027(g)	EUR	1,000	1,184

Israel — 0.0%(f)
Wix.com Ltd. Zero Coupon, 8/15/2025(b)		3,373	3,445

New Zealand — 0.0%(f)
Xero Investments Ltd. Zero Coupon, 12/2/2025(g)		1,552	1,591

Singapore — 0.0%(f)
CapitaLand Ltd. 2.95%, 6/20/2022(g)	SGD	1,500	1,148

South Africa — 0.0%(f)
Remgro Jersey GBP Ltd. 2.63%, 3/22/2021(g)	GBP	2,200	2,903

Spain — 0.0%(f)
Cellnex Telecom SA 0.75%, 11/20/2031(g)	EUR	1,100	1,286

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
United Kingdom — 0.1%
Barclays Bank plc
Zero Coupon, 2/4/2025		960	1,249
Series VUN, Zero Coupon, 2/18/2025		998	1,075
Capital & Counties Properties plc REIT, 2.00%, 3/30/2026	GBP	1,300	1,838

			4,162

United States — 0.5%
Alteryx, Inc. 1.00%, 8/1/2026		1,230	1,313
Ares Capital Corp.
3.75%, 2/1/2022		2,321	2,335
4.63%, 3/1/2024		1,282	1,384
BlackRock Capital Investment Corp. 5.00%, 6/15/2022		1,276	1,260
BlackRock TCP Capital Corp. 4.63%, 3/1/2022		1,232	1,266
BofA Finance LLC 0.25%, 5/1/2023		1,315	1,359
Chegg, Inc. Zero Coupon, 9/1/2026(b)		1,310	1,518
Colony Capital, Inc. REIT, 5.00%, 4/15/2023		1,828	1,794
CyberArk Software Ltd. Zero Coupon, 11/15/2024		1,567	1,910
DISH Network Corp.
2.38%, 3/15/2024		6,416	5,859
3.38%, 8/15/2026		3,235	2,983
Hercules Capital, Inc. 4.38%, 2/1/2022		1,515	1,547
LendingTree, Inc. 0.50%, 7/15/2025(b)		3,328	3,422
Liberty Interactive LLC
4.00%, 11/15/2029		3,709	2,875
3.75%, 2/15/2030		320	247
1.75%, 9/30/2046(b)		1,201	2,174
Live Nation Entertainment, Inc. 2.00%, 2/15/2025(b)		3,067	3,130
Macquarie Infrastructure Corp. 2.00%, 10/1/2023		2,093	2,062
Meritor, Inc. 3.25%, 10/15/2037		1,214	1,350
MFA Financial, Inc. REIT, 6.25%, 6/15/2024		3,605	3,571
Okta, Inc. 0.38%, 6/15/2026(b)		2,519	3,282
Redwood Trust, Inc. REIT, 4.75%, 8/15/2023		1,316	1,254
RingCentral, Inc. Zero Coupon, 3/1/2025(b)		1,904	2,387
RWT Holdings, Inc. 5.75%, 10/1/2025		663	628
Starwood Property Trust, Inc. REIT, 4.38%, 4/1/2023		1,882	1,902
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023		1,336	1,314
Twitter, Inc. 0.25%, 6/15/2024		2,683	3,171
Vishay Intertechnology, Inc. 2.25%, 6/15/2025		1,616	1,708
Vonage Holdings Corp. 1.75%, 6/1/2024		2,495	2,653

			61,658

TOTAL CONVERTIBLE BONDS (Cost $89,454)			95,715

		Shares (000)
CONVERTIBLE PREFERRED STOCKS — 0.4%
United States — 0.4%
AMG Capital Trust II 5.15%, 10/15/2037 ($50 par value)		42	2,055
Bank of America Corp. Series L, 7.25% ($1,000 par value)		5	6,735
Broadcom, Inc. Series A, 8.00%, 9/30/2022 ($1,000 par value)		3	4,500
Bunge Ltd. 4.88% ($100 par value)		33	3,548
Claire’s Stores, Inc. *‡		3	5,540
Dominion Energy, Inc. Series A, 7.25%, 6/1/2022 ($100 par value)		21	2,027
Energizer Holdings, Inc. Series A, 7.50%, 1/15/2022 ($100 par value)		13	1,195
Essential Utilities, Inc. 6.00%, 4/30/2022 ($50 par value)		17	1,002
International Flavors & Fragrances, Inc. 6.00%, 9/15/2021 ($50 par value)		42	1,762
KKR & Co., Inc. Series C, 6.00%, 9/15/2023 ($50 par value)		29	1,709
NextEra Energy, Inc. 6.22%, 9/1/2023 ($50 par value)		64	3,433
Sempra Energy Series B, 6.75%, 7/15/2021 ($100 par value)		16	1,666
Stanley Black & Decker, Inc. Series C, 5.00%, 5/15/2021 ($1,000 par value)		2	2,068
Wells Fargo & Co. Series L, 7.50% ($1,000 par value)		5	7,347

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $36,091)			44,587

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 1.38%, 1/31/2022(r)(Cost $40,995)	40,484	41,006

U.S. GOVERNMENT AGENCY SECURITIES — 0.0%(f)
Israel — 0.0%(f)
Israel Government AID Bond
4.50%, 1/30/2043	1,823	2,346
4.13%, 1/17/2048	1,966	2,464

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $4,058)		4,810

	No. of Warrants (000)
WARRANTS — 0.0%(f)
United Kingdom — 0.0%(f)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD*‡	48	—	(m)

United States — 0.0%(f)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡	108	1,266
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD*‡	4	57

TOTAL WARRANTS (Cost $1,929)		1,323

	Principal Amount ($000)
MORTGAGE-BACKED SECURITIES — 0.0%(f)
United States — 0.0%(f)
FNMA UMBS, 20 Year Pool # CA1231, 3.50%, 2/1/2038	413	451
FNMA UMBS, 30 Year
Pool # AS9403, 3.50%, 4/1/2047	9	10
Pool # MA4255, 2.00%, 2/1/2051	615	635

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,063)		1,096

	No. of Rights (000)
RIGHTS — 0.0%(f)
Spain — 0.0%(f)
ACS Actividades de Construccion y Servicios SA, expiring 2/5/2021*	46	23

United States — 0.0%(f)
Vistra Corp., expiring 12/31/2049*‡	483	531

TOTAL RIGHTS (COST $24)		554

	Principal Amount ($000)
CERTIFICATES OF DEPOSIT — 0.0%(f)
Bank of Nova Scotia (The) (SOFR + 0.16%), 0.20%, 2/28/2022(a) (Cost $210)	210	210

SHORT-TERM INVESTMENTS — 4.3%
CERTIFICATES OF DEPOSIT — 0.0%(f)
Kookmin Bank (ICE LIBOR USD 1 Month + 0.29%), 0.42%, 12/20/2021(a)	91	91
Norinchukin Bank (The) 0.37%, 12/1/2021	146	146
Shinhan Bank
0.58%, 8/23/2021	48	48
0.47%, 11/5/2021	300	301
Shizuoka Bank Ltd. 0.39%, 2/5/2021	350	350
Societe Generale SA 0.32%, 9/17/2021	250	250
Woori Bank 0.30%, 2/25/2021(b)	310	310

TOTAL CERTIFICATES OF DEPOSIT (Cost $1,495)		1,496

COMMERCIAL PAPER — 0.0%(f)
AT&T, Inc. 0.40%, 12/14/2021(b)(s)	250	249
Banco Del Estado De Chile 0.41%, 12/2/2021(b)(s)	157	156
Banco Santander SA 0.49%, 8/31/2021(b)(s)	186	186
BAT International Finance plc 0.35%, 4/27/2021(b)(s)	250	250
Bell Canada, Inc. 0.21%, 3/23/2021(b)(s)	250	250

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
DNB Bank ASA 0.24%, 8/25/2021(b)(s)	330	330
Electricite de France SA 0.24%, 6/28/2021(b)(s)	250	250
Enel Finance America LLC 0.40%, 10/14/2021(b)(s)	250	249
Eni Finance USA, Inc. 0.58%, 10/18/2021(b)(s)	250	249
First Abu Dhabi Bank PJSC 0.40%, 8/27/2021(b)(s)	314	314
Glencore Funding LLC 0.59%, 3/19/2021(b)(s)	250	250
Hitachi Capital America Corp. 0.25%, 2/22/2021(s)	250	250
KEB Hana Bank 0.40%, 3/16/2021(b)(s)	182	182
NatWest Markets plc 0.32%, 5/24/2021(b)(s)	250	250
Rogers Communications, Inc. 0.55%, 8/26/2021(b)(s)	268	267
Suncorp-Metway Ltd. 0.20%, 2/23/2021(b)(s)	300	300

TOTAL COMMERCIAL PAPER (Cost $3,980)		3,982

	Shares (000)
INVESTMENT COMPANIES — 2.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11%(t)(u)	322,647	322,840
JPMorgan Prime Money Market Fund Class IM Shares, 0.11%(t)(u)	52,449	52,481

TOTAL INVESTMENT COMPANIES (Cost $375,161)		375,321

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(t)(u)	153,991	154,006
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(t)(u)	18,312	18,312

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $172,320)		172,318

TOTAL SHORT-TERM INVESTMENTS (Cost $552,956)		553,117

Total Investments — 102.0% (Cost $12,012,455)		13,029,793
Liabilities in Excess of Other Assets — (2.0)%		(249,749)

Net Assets — 100.0%		12,780,044

Percentages indicated are based on net assets.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Equity Real Estate Investment Trusts (REITs)	6.7%
Banks	6.6
Equity-Linked Notes	5.9
Oil, Gas & Consumable Fuels	5.2
Collateralized Mortgage Obligations	5.2
Diversified Telecommunication Services	3.8
Pharmaceuticals	3.8
Electric Utilities	3.4
Capital Markets	3.3
Media	3.2
Commercial Mortgage-Backed Securities	2.9
Asset-Backed Securities	2.7
Insurance	2.5
Health Care Providers & Services	2.5
Hotels, Restaurants & Leisure	2.0
Semiconductors & Semiconductor Equipment	2.0
Wireless Telecommunication Services	1.8
Chemicals	1.6
Foreign Government Securities	1.5
Food Products	1.4
Technology Hardware, Storage & Peripherals	1.4
Multi-Utilities	1.2
Metals & Mining	1.2
Specialty Retail	1.2
Machinery	1.2
IT Services	1.1
Consumer Finance	1.1
Beverages	1.0
Auto Components	1.0
Food & Staples Retailing	1.0
Others (each less than 1.0%)	16.4
Short-Term Investments	4.2

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
AUD	Australian Dollar
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
CVA	Dutch Certification
ELN	Equity-Linked Note
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GMTN	Global medium term note
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
HKD	Hong Kong Dollar
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of January 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PEN	Peruvian Nuevo Sol
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SGD	Singapore Dollar
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2021.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2021.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is approximately $157,849,000.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of January 31, 2021.
(j)	Defaulted security.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2021.
(m)	Amount rounds to less than one thousand.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	All or a portion of this security is unsettled as of January 31, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(p)	Fund is subject to legal or contractual restrictions on the resale of the security.
(q)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of January 31, 2021.
(r)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(s)	The rate shown is the effective yield as of January 31, 2021.
(t)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(u)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of January 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	130	03/2021	EUR	5,471	(95)
FTSE 100 Index	18	03/2021	GBP	1,569	(34)
MSCI Emerging Markets E-Mini Index	649	03/2021	USD	43,090	2,359
U.S. Treasury 10 Year Note	13,029	03/2021	USD	1,786,194	(10,833)

					(8,603)

Short Contracts
EURO STOXX 50 Index	(747)	03/2021	EUR	(31,438)	468
Foreign Exchange GBP/USD	(3,336)	03/2021	USD	(285,749)	(8,432)
Russell 2000 E-Mini Index	(612)	03/2021	USD	(63,360)	1,100
S&P 500 E-Mini Index	(522)	03/2021	USD	(96,922)	(576)

					(7,440)

					(16,043)

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at January 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$—	$1,957		$1,957
United States	—	120,796	234,049		354,845

Total Asset-Backed Securities	—	120,796	236,006		356,802

Certificates of Deposit	—	210	—		210
Collateralized Mortgage Obligations
Bermuda	—	—	3,467		3,467
United States	—	469,008	209,050		678,058

Total Collateralized Mortgage Obligations	—	469,008	212,517		681,525

Commercial Mortgage-Backed Securities
United States	—	223,644	147,679		371,323
Common Stocks
Australia	—	140,044	—		140,044
Austria	—	5,839	—		5,839
Belgium	—	26,822	—		26,822
Brazil	19,245	1,136	—		20,381
Canada	169,091	—	—		169,091
Cayman Islands	—	—	—	(a)	—	(a)
Chile	2,609	—	—		2,609
China	13,370	233,028	—		246,398
Czech Republic	—	1,686	—		1,686
Denmark	—	20,964	—		20,964
Finland	—	33,861	—		33,861
France	—	135,305	—		135,305
Germany	—	132,172	—		132,172
Hong Kong	—	74,762	—		74,762
India	28,665	57,393	—		86,058
Indonesia	—	32,228	—		32,228
Ireland	1,695	2,671	—		4,366
Italy	—	53,696	—		53,696
Japan	—	219,055	—		219,055
Jordan	—	918	—		918
Mexico	34,499	—	—		34,499
Netherlands	—	41,057	—		41,057
New Zealand	—	9,777	—		9,777
Norway	—	12,936	—		12,936
Portugal	5,787	—	—		5,787
Russia	22,125	44,353	—		66,478
Saudi Arabia	—	13,530	—		13,530
Singapore	—	24,109	—		24,109
South Africa	5,310	14,261	—		19,571
South Korea	9,011	79,937	—		88,948
Spain	2,197	125,522	—		127,719
Sweden	2,740	57,635	—		60,375
Switzerland	—	165,527	—		165,527
Taiwan	28,744	140,312	—		169,056
Thailand	—	8,052	—		8,052
United Kingdom	19,091	262,420	—		281,511
United States	2,151,338	8,848	13,556		2,173,742

Total Common Stocks	2,515,517	2,179,856	13,556		4,708,929

Convertible Bonds	—	95,715	—		95,715
Convertible Preferred Stocks
United States	39,047	—	5,540		44,587
Corporate Bonds
Australia	—	17,116	—		17,116
Austria	—	1,405	—		1,405
Azerbaijan	—	4,648	—		4,648
Bahrain	—	1,305	—		1,305
Belarus	—	763	—		763
Belgium	—	10,508	—		10,508
Brazil	—	5,686	—		5,686
Canada	—	175,570	—		175,570
Cayman Islands	—	4,802	—		4,802
Chile	—	3,076	—		3,076
Colombia	—	3,734	—		3,734
Costa Rica	—	801	—		801
Finland	—	8,265	—		8,265
France	—	98,208	—		98,208
Germany	—	13,297	—		13,297
Guatemala	—	1,214	—		1,214
India	—	866	—		866
Indonesia	—	10,073	—		10,073
Ireland	—	18,977	—		18,977
Italy	—	19,574	—		19,574
Japan	—	12,802	—		12,802
Kazakhstan	—	7,560	—		7,560
Luxembourg	—	61,023	—		61,023
Mexico	—	13,780	—		13,780
Morocco	—	2,529	—		2,529
Netherlands	—	24,818	—		24,818
Norway	—	3,099	—		3,099
Panama	—	1,741	—		1,741
Peru	—	3,494	—		3,494
Qatar	—	2,292	—		2,292
Saudi Arabia	—	2,011	—		2,011
South Africa	—	1,140	—		1,140
South Korea	—	1,158	—		1,158
Spain	—	9,053	—		9,053
Sweden	—	1,028	—		1,028
Switzerland	—	86,012	—		86,012
Trinidad and Tobago	—	1,787	—		1,787
Turkey	—	702	—		702
United Arab Emirates	—	3,358	—		3,358
United Kingdom	—	111,085	—		111,085
United States	—	4,056,008	4,511		4,060,519

Total Corporate Bonds	—	4,806,368	4,511		4,810,879

Equity-Linked Notes	—	770,259	—		770,259
Foreign Government Securities	—	191,771	—		191,771
Loan Assignments
Canada	—	9,065	—		9,065
France	—	3,763	—		3,763
Luxembourg	—	10,462	—		10,462
Netherlands	—	1,403	—		1,403
United Kingdom	—	462	—		462
United States	—	270,000	3,401		273,401

Total Loan Assignments	—	295,155	3,401		298,556

Mortgage-Backed Securities	—	1,096	—		1,096
Preferred Stocks
United States	94,108	—	3,223		97,331
Rights
Spain	23	—	—		23
United States	—	—	531		531

Total Rights	23	—	531		554

U.S. Government Agency Securities	—	4,810	—		4,810
U.S. Treasury Obligations	—	41,006	—		41,006
Warrants	—	—	1,323		1,323
Short-Term Investments
Certificates of Deposit	—	1,496	—		1,496
Commercial Paper	—	3,982	—		3,982
Investment Companies	375,321	—	—		375,321
Investment of Cash Collateral from Securities Loaned	172,318	—	—		172,318

Total Short-Term Investments	547,639	5,478	—		553,117

Total Investments in Securities	$3,196,334	$9,205,172	$628,287		$13,029,793

Appreciation in Other Financial Instruments
Futures Contracts	$3,927	$—	$—		$3,927

Depreciation in Other Financial Instruments
Futures Contracts	$(19,970)	$—	$—		$(19,970)

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of October 31, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2021
Investments in Securities
Asset-Backed Securities — Cayman Islands	$1,814		$—	$143	$—	$—	$—	$—	$—	$1,957
Asset-Backed Securities — United States	246,497		412	418	215	—	(36,261)	22,768	—	234,049
Collateralized Mortgage Obligations — Bermuda	5,445		(4)	198	—	—	(2,172)	—	—	3,467
Collateralized Mortgage Obligations — United States	197,023		34	3,326	2	2,750	(12,766)	18,681	—	209,050
Commercial Mortgage-Backed Securities — United States	72,537		—	8,306	80	24,856	(250)	50,464	(8,314)	147,679
Common Stocks — Cayman Islands	22		—	(22)	—	—	—	—	—	—	(a)
Common Stocks — United States	7,474		— (a)	5,983	—	1,269	(1,170)	—	—	13,556
Convertible Bonds — United States	—	(a)	(943)	945	—	—	(2)	—	—	—
Convertible Preferred Stocks — United States	5,308		663	418	—	—	(849)	—	—	5,540
Corporate Bonds — United States	4,201		—	309	—	4,180	(4,179)	—	—	4,511
Loan Assignments — United States	7,495		—	(682)	(28)	(4)	(3,380)	—	—	3,401
Preferred Stocks — United States	2,623		—	600	—	—	—	—	—	3,223
Rights — United States	531		—	—	—	—	—	—	—	531
Warrants — United Kingdom	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — United States	809		—	514	—	—	—	—	—	1,323
Total	$551,779		$162	$20,456	$269	$33,051	$(61,029)	$91,913	$(8,314)	$628,287

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at January 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to approximately $22,686,000.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended January 31, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at January 31, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$885	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x - 6.0x (6.0x)
				Liquidity Discount	0.00% - 30.00% (0.00%)
	78		Pending Distribution	Expected Recovery	$1.20

Common Stocks	963

	1	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Preferred Stocks	1

	—	(d)	Pending Distribution	Discount for Potential Outcome (e)	100.00% (100.00%)

Corporate Bonds	—	(d)

	233,452		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (9.06%)
				Constant Default Rate	0.00% - 15.90% (2.49%)
				Yield (Discount Rate of Cash Flows)	(0.60%) -13.75% (2.76%)

Asset-Backed Securities	233,452

	208,666		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (17.65%)
				Constant Default Rate	0.00% - 5.60% (0.11%)
				Yield (Discount Rate of Cash Flows)	1.70% - 9.42% (3.38%)

Collateralized Mortgage Obligations	208,666

	142,843		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.55%)
				Constant Default Rate	0.00% - 5.00% (0.03%)
				Yield (Discount Rate of Cash Flows)	0.88% - 199.00% (9.41%)

Commercial Mortgage-Backed Securities	142,843

	98		Terms of Restructuring	Expected Recovery	50.00% - 100.00% (91.58%)

Loan Assignments	98

	57		Market Comparable Companies	EBITDA Multiple (b)	4.8x (4.8x)
	—	(d)	Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)

Warrants	57

Total	$586,080

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At January 31, 2021, the value of these investments was approximately $42,207,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Senior-ranking securities in the issuing entity capital structure result in this security being valued at zero.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(d)	Amount rounds to less than one thousand.
(e)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.11%(a)(b)	$67,470	$268,477	$283,467	$(7)	$8	$52,481	52,449	$19	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11%(a)(b)	446,873	1,634,106	1,758,167	(26)	54	322,840	322,647	73	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(a)(b)	143,007	126,999	116,001	(26)	27	154,006	153,991	57	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	16,419	67,516	65,623	—	—	18,312	18,312	1	—

Total	$673,769	$2,097,098	$2,223,258	$(59)	$89	$547,639		$150	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.